UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08055

     TIAA-CREF MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Item 1. Schedule of Investments.

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

SHARES			VALUE
COMMON STOCKS - 99.12%
AGRICULTURAL SERVICES - 0.03%
53,900		AWB Ltd	$131,362
		TOTAL AGRICULTURAL SERVICES	131,362

APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
362,000		Toyobo Co Ltd	953,075
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	953,075

BUSINESS SERVICES - 1.16%
182		COSCO Pacific Ltd	364
186		NTT Data Corp	858,159
26,000		Secom Co Ltd	1,287,619
287,603		WPP Group plc	3,564,815
		TOTAL BUSINESS SERVICES	5,710,957

CHEMICALS AND ALLIED PRODUCTS - 12.10%
126,000		Air Water, Inc	1,182,933
1,032	*	Arkema	48,694
674,528		Bayer AG.	34,384,582
43,922		Dr Reddy's Laboratories Ltd	699,500
102,100	*	Dyno Nobel Ltd	181,868
35,100		JSR Corp	772,571
56,000		Kaken Pharmaceutical Co Ltd	381,156
67,500		Kuraray Co Ltd	750,857
215,000		Nippon Paint Co Ltd	1,119,365
65,000		Nippon Shokubai Co Ltd	786,878
40,380		Novartis AG.	2,357,343
204,459		Reckitt Benckiser plc	8,475,580
32,685		Shin-Etsu Chemical Co Ltd	2,086,306
129,000		Sumitomo Chemical Co Ltd	963,200
70,422		Takeda Pharmaceutical Co Ltd	4,393,737
164,000		Teijin Ltd	882,997
		TOTAL CHEMICALS AND ALLIED PRODUCTS	59,467,567

COAL MINING - 1.00%
258,345		BHP Billiton Ltd	4,934,922
		TOTAL COAL MINING	4,934,922

COMMUNICATIONS - 2.19%
329		KDDI Corp	2,049,896
18,230		News Corp	368,883
241		Nippon Telegraph & Telephone Corp	1,183,323
503,101		Royal KPN NV	6,417,869
1,296		SKY Perfect Communications, Inc	725,211
		TOTAL COMMUNICATIONS	10,745,182

DEPOSITORY INSTITUTIONS - 6.89%
81,925		Australia & New Zealand Banking Group Ltd	1,640,039
163,000	*	China Merchants Bank Co Ltd	229,729
285		DBS Group Holdings Ltd	3,445
43,620		Hang Seng Bank Ltd	551,223

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		VALUE
26,358	ICICI Bank Ltd (ADR)	$809,454
170,106	Julius Baer Holding AG.	16,990,875
448	Mitsubishi UFJ Financial Group, Inc	5,764,741
350	Mizuho Financial Group. Inc	2,714,074
285	Sumitomo Mitsui Financial Group, Inc	2,991,746
205,000	Sumitomo Trust & Banking Co Ltd	2,145,016
	TOTAL DEPOSITORY INSTITUTIONS	33,840,342

ELECTRIC, GAS, AND SANITARY SERVICES - 5.09%
800,328	Fortum Oyj	21,322,189
193,845	Hong Kong & China Gas Ltd	454,341
3,171,000	Xinao Gas Holdings Ltd	3,256,211
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,032,741

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.08%
7,800	Fanuc Ltd	608,813
4,500	Hirose Electric Co Ltd	596,190
38,800	Hitachi Maxell Ltd	503,209
36,600	Hoya Corp	1,378,794
13,100	Kyocera Corp	1,121,194
9,100	NEC Electronics Corp	312,770
15,000	NGK Spark Plug Co Ltd	297,778
5,300	Rohm Co Ltd	492,199
44,705	Satyam Computer Services Ltd	796,659
66,700	Sony Corp	2,699,056
18,800	Sumco Corp	1,392,593
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,199,255

FABRICATED METAL PRODUCTS - 0.29%
58,000	NEOMAX Co Ltd	994,286
38,629	Tata Steel Ltd	450,553
	TOTAL FABRICATED METAL PRODUCTS	1,444,839

FOOD AND KINDRED PRODUCTS - 3.13%
33,000	Ajinomoto Co, Inc	355,352
132,620	Bajaj Hindusthan Ltd	935,920
14,100	Cosan SA Industria e Comercio	227,294
52,553	Groupe Danone	7,377,052
116,000	Meiji Seika Kaisha Ltd	589,206
116,000	Mitsui Sugar Co Ltd	383,966
86,000	Nichirei Corp	453,570
215,000	Nippon Formula Feed Manufacturing Co Ltd	365,841
644,000	Nisshin Oillio Group Ltd	3,734,519
112,000	Nosan Corp	320,474
433,000	Olam International Ltd	463,466
156,000	PT Astra Agro Lestari Tbk	153,886
432	Swire Pacific Ltd (A Shs)	4,514
	TOTAL FOOD AND KINDRED PRODUCTS	15,365,060

FOOD STORES - 1.39%
889,819	Tesco plc	5,997,769
55,373	Woolworths Ltd	836,121
	TOTAL FOOD STORES	6,833,890

GENERAL BUILDING CONTRACTORS - 1.64%
14,700	Daito Trust Construction Co Ltd	797,689
114,400	Lend Lease Corp Ltd	1,365,904

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
137,000		Sekisui Chemical Co Ltd	$1,155,149
59,000		Sekisui House Ltd	892,555
5,352,884		Shanghai Forte Land Co	1,868,887
349,000		Shimizu Corp	1,994,286
		TOTAL GENERAL BUILDING CONTRACTORS	8,074,470

GENERAL MERCHANDISE STORES - 0.12%
34,400		Isetan Co Ltd	580,395
		TOTAL GENERAL MERCHANDISE STORES	580,395

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.96%
218,786		Vinci S.A.	24,358,569
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	24,358,569

HOLDING AND OTHER INVESTMENT OFFICES - 11.28%
1,064,150		Collins Stewart Tullett plc	17,334,354
868,505		GEA Group AG.	15,660,645
40,000		iShares MSCI EAFE Index Fund	2,710,000
2,203,334	*	Man Group Plc	18,481,785
1,221,748		Noble Group Ltd	800,011
22,900		Softbank Corp	473,994
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	55,460,789

HOTELS AND OTHER LODGING PLACES - 5.12%
363,561		Accor S.A.	24,779,554
11,960		Indian Hotels Co Ltd	360,649
		TOTAL HOTELS AND OTHER LODGING PLACES	25,140,203

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.08%
47,800		Canon, Inc	2,492,681
20,400		Fuji Photo Film Co Ltd	744,330
79,000		Komatsu Ltd	1,364,317
43,000		Konica Minolta Holdings, Inc	575,881
64,000	v*	Lee Kee Holdings Ltd	21,934
22,200		Melco Holdings, Inc	648,381
188,216		Rheinmetall AG.	13,699,545
36,500		Riso Kagaku Corp	659,704
6,400		SMC Corp	846,832
46,000		Sumitomo Heavy Industries Ltd	385,134
34,500		Tokyo Seimitsu Co Ltd	1,810,794
64,800		Toyota Tsusho Corp	1,706,057
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,955,590

INSTRUMENTS AND RELATED PRODUCTS - 1.22%
16,830		Advantest Corp	834,910
50,435		Tecan Group AG.	2,516,809
69,100		Terumo Corp	2,620,681
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,972,400

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
70,778		QBE Insurance Group Ltd	1,292,397
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,292,397

INSURANCE CARRIERS - 4.51%
354,000		Aioi Insurance Co Ltd	2,436,419
388,299		AMP Ltd	2,587,232
202,395		AXA S.A.	7,463,317

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
20,500	v	Millea Holdings, Inc	$712,402
174,000		Nipponkoa Insurance Co Ltd	1,387,581
55,000		Sompo Japan Insurance, Inc	720,296
10,200		T&D Holdings, Inc	738,286
24,899		Zurich Financial Services AG.	6,117,972
		TOTAL INSURANCE CARRIERS	22,163,505

METAL MINING - 0.90%
7,200		Cameco Corp	262,363
19,700		Newcrest Mining Ltd	330,355
339,369		Oxiana Ltd	733,503
62,260	*	Paladin Resources Ltd	220,412
45,702	*	Polyus Gold (ADR)	1,942,335
13,702		Rio Tinto Ltd	715,869
24,806		Zinifex Ltd	217,233
		TOTAL METAL MINING	4,422,070

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
835,621		Futuris Corp Ltd	1,264,262
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,264,262

NONDEPOSITORY INSTITUTIONS - 6.43%
278,403		Deutsche Postbank AG.	21,128,846
163,975		Hypo Real Estate Holding AG.	10,230,114
15,240		ICICI Bank Ltd	232,159
		TOTAL NONDEPOSITORY INSTITUTIONS	31,591,119

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
129,000		Itochu Corp	999,238
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	999,238

OIL AND GAS EXTRACTION - 1.53%
47	*	Inpex Holdings, Inc	373,215
10,600		Japan Petroleum Exploration Co	644,301
14,600	*	Kazmu Gas Exploration	213,744
2,231,634		PetroChina Co Ltd (Class H)	2,400,453
9,613		Petroleo Brasileiro S.A. (ADR)	805,858
35,774		Total S.A.	2,347,554
25,813		Woodside Petroleum Ltd	755,109
		TOTAL OIL AND GAS EXTRACTION	7,540,234

PETROLEUM AND COAL PRODUCTS - 1.49%
216,849		BP plc	2,363,012
127,624		ENI S.p.A.	3,782,063
36,431		Royal Dutch Shell plc (A Shares)	1,201,884
		TOTAL PETROLEUM AND COAL PRODUCTS	7,346,959

PRIMARY METAL INDUSTRIES - 1.04%
223,102		BHP Billiton plc	3,851,412
301,000		Nippon Steel Corp	1,238,400
		TOTAL PRIMARY METAL INDUSTRIES	5,089,812

RAILROAD TRANSPORTATION - 0.33%
232		East Japan Railway Co	1,622,281
		TOTAL RAILROAD TRANSPORTATION	1,622,281

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES			VALUE
REAL ESTATE - 1.03%
20		City Developments Ltd	$135
97,000		Mitsui Fudosan Co Ltd	2,204,825
1,710		ORIX Corp	472,648
252,000	v*	Shui On Land Ltd	173,054
58,000		Sumitomo Realty & Development Co Ltd	1,703,788
37,913		Westfield Group	531,789
		TOTAL REAL ESTATE	5,086,239

SECURITY AND COMMODITY BROKERS - 0.09%
9,044		Macquarie Bank Ltd	466,106
		TOTAL SECURITY AND COMMODITY BROKERS	466,106

STONE, CLAY, AND GLASS PRODUCTS - 2.41%
200,613		CSR Ltd	445,561
102,744		Holcim Ltd	8,397,326
56,000		Krosaki Harima Corp	198,637
127,000		NGK Insulators Ltd	1,784,720
344,000		Sumitomo Osaka Cement Co Ltd	1,019,259
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	11,845,503

TOBACCO PRODUCTS - 0.48%
612		Japan Tobacco, Inc	2,378,057
		TOTAL TOBACCO PRODUCTS	2,378,057

TRANSPORTATION EQUIPMENT - 7.87%
20,100		Denso Corp	706,159
1,267,210		Fiat S.p.A.	20,198,615
96,000		Honda Motor Co Ltd	3,226,413
161,426		Keppel Corp Ltd	1,504,237
29,000		Mitsuba Corp	226,353
91,000		NHK Spring Co Ltd	1,053,096
193,000		NSK Ltd	1,628,961
51,100		Toyota Industries Corp	2,167,289
146,500		Toyota Motor Corp	7,962,159
		TOTAL TRANSPORTATION EQUIPMENT	38,673,282

TRUCKING AND WAREHOUSING - 4.90%
918,283		Deutsche Post AG.	24,103,750
		TOTAL TRUCKING AND WAREHOUSING	24,103,750

WHOLESALE TRADE-DURABLE GOODS - 0.21%
80,800		Sumitomo Corp	1,007,563
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,007,563

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
131,500	*	China Blue Chemical Ltd	38,147
30,600		Mitsubishi Corp	575,086
249,000		Sigma Pharmaceuticals Ltd	484,364
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,097,597

		TOTAL COMMON STOCKS	487,191,582
		(Cost $427,779,477)

		TOTAL PORTFOLIO - 99.12%
		(Cost $427,779,477)	487,191,582
		OTHER ASSETS & LIABILITIES, NET - 0.88%	4,308,330
		NET ASSETS - 100.00%	$491,499,912

TIAA-CREF MUTUAL FUNDS - International Equity Fund

*	Non-income producing
v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (Unaudited)
September 30, 2006

		% OF
	VALUE	MARKET VALUE
DOMESTIC
UNITED STATES OF AMERICA	$2,710,000	0.56%
TOTAL DOMESTIC	2,710,000	0.56

FOREIGN
AUSTRALIA	19,503,288	4.00
BRAZIL	1,033,152	0.21
CANADA	262,363	0.05
CHINA	213,744	0.04
FINLAND	21,322,189	4.38
FRANCE	66,374,740	13.62
GERMANY	119,207,483	24.47
HONG KONG	8,998,857	1.85
INDIA	4,284,895	0.88
INDONESIA	153,886	0.03
ITALY	23,980,678	4.92
JAPAN	110,363,874	22.65
NETHERLANDS	6,417,869	1.32
RUSSIA	1,942,335	0.40
SINGAPORE	2,771,295	0.57
SWITZERLAND	36,380,325	7.47
UNITED KINGDOM	61,270,609	12.58
TOTAL FOREIGN	484,481,582	99.44

	$487,191,582	100.00%

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

SHARE			VALUE

COMMON STOCKS - 99.77%

APPAREL AND ACCESSORY STORES - 0.71%
122,343	*	J Crew Group, Inc	$3,678,854
		TOTAL APPAREL AND ACCESSORY STORES	3,678,854

APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
57,726		Polo Ralph Lauren Corp	3,734,295
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,734,295

BUSINESS SERVICES - 9.36%
290,677	*	Adobe Systems, Inc	10,885,854
42,038	*	Cognizant Technology Solutions Corp	3,113,334
69,318	*	eBay, Inc	1,965,858
160,202	*	Electronic Arts, Inc	8,920,047
34,275	*	Google, Inc (Class A)	13,775,123
348,839		Microsoft Corp	9,533,770
		TOTAL BUSINESS SERVICES	48,193,986

CHEMICALS AND ALLIED PRODUCTS - 13.76%
291,219		Abbott Laboratories	14,141,595
190,697	*	Amgen, Inc	13,640,556
24,522	*	Genentech, Inc	2,027,969
17,309	*	Genzyme Corp	1,167,838
84,131	*	Gilead Sciences, Inc	5,779,800
73,600	*	Keryx Biopharmaceuticals, Inc	870,688
150,013		Monsanto Co	7,052,111
207,754		Procter & Gamble Co	12,876,593
23,500		Roche Holding AG.	4,063,097
180,768		Wyeth	9,190,245
		TOTAL CHEMICALS AND ALLIED PRODUCTS	70,810,492

COMMUNICATIONS - 2.74%
102,455		America Movil S.A. de C.V. (ADR)	4,033,653
246,659		AT&T, Inc	8,031,217
41,148	*	Comcast Corp (Class A)	1,516,304
15,529	*	Univision Communications, Inc (Class A)	533,266
		TOTAL COMMUNICATIONS	14,114,440

EATING AND DRINKING PLACES - 1.36%
206,143	*	Starbucks Corp	7,019,169
		TOTAL EATING AND DRINKING PLACES	7,019,169

ELECTRIC, GAS, AND SANITARY SERVICES - 0.78%
150,239		Fortum Oyj	4,002,639
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,002,639

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.78%
153,523	*	Apple Computer, Inc	11,825,877
158,164	*	Broadcom Corp (Class A)	4,798,696
620,011	*	Cisco Systems, Inc	14,260,253

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARE			VALUE
57,352		Cooper Industries Ltd (Class A)	$4,887,537
104,780		Emerson Electric Co	8,786,851
212,124		Intel Corp	4,363,391
130,140	b*	Marvell Technology Group Ltd	2,520,812
330,069		Motorola, Inc	8,251,725
189,362	*	Network Appliance, Inc	7,008,288
318,360		Qualcomm, Inc	11,572,386
88,840		Texas Instruments, Inc	2,953,930
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	81,229,746

ENGINEERING AND MANAGEMENT SERVICES - 2.53%
127,999	*	Celgene Corp	5,542,357
203,161		Paychex, Inc	7,486,483
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,028,840

FOOD AND KINDRED PRODUCTS - 2.69%
212,083		PepsiCo, Inc	13,840,537
		TOTAL FOOD AND KINDRED PRODUCTS	13,840,537

FURNITURE AND HOMEFURNISHINGS STORES - 0.73%
97,743	*	Bed Bath & Beyond, Inc	3,739,647
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,739,647

GENERAL BUILDING CONTRACTORS - 0.00% **
700	v*	Mascotech (Escrow)	0
		TOTAL GENERAL BUILDING CONTRACTORS	0

GENERAL MERCHANDISE STORES - 2.71%
168,752		Target Corp	9,323,548
93,485		Wal-Mart Stores, Inc	4,610,680
		TOTAL GENERAL MERCHANDISE STORES	13,934,228

HEALTH SERVICES - 2.12%
57,438		Caremark Rx, Inc	3,255,011
127,031	*	Medco Health Solutions, Inc	7,635,833
		TOTAL HEALTH SERVICES	10,890,844

HOLDING AND OTHER INVESTMENT OFFICES - 0.51%
22,831		Alcon, Inc	2,614,150
708		Hugoton Royalty Trust	18,656
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,632,806

HOTELS AND OTHER LODGING PLACES - 1.37%
123,232		Starwood Hotels & Resorts Worldwide, Inc	7,047,638
		TOTAL HOTELS AND OTHER LODGING PLACES	7,047,638

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.64%
39,516	*	Alstom RGPT	3,575,236
159,833		Applied Materials, Inc	2,833,839
131,565		General Electric Co	4,644,245
137,059		Hewlett-Packard Co	5,028,695
187,626		International Game Technology	7,786,479
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,868,494

INSTRUMENTS AND RELATED PRODUCTS - 5.54%
187,700		Johnson & Johnson	12,189,238
55,941		Medtronic, Inc	2,597,900

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARE			VALUE
202,434	*	St. Jude Medical, Inc	$7,143,896
97,317	*	Zimmer Holdings, Inc	6,568,897
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,499,931

INSURANCE CARRIERS - 2.78%
91,775		Aetna, Inc	3,629,701
79,737		American International Group, Inc	5,283,374
219,112		Progressive Corp	5,377,008
		TOTAL INSURANCE CARRIERS	14,290,083

LEATHER AND LEATHER PRODUCTS - 1.41%
211,075	*	Coach, Inc	7,260,980
		TOTAL LEATHER AND LEATHER PRODUCTS	7,260,980

METAL MINING - 1.00%
122,721		Anglo American plc	5,130,895
		TOTAL METAL MINING	5,130,895

MISCELLANEOUS RETAIL - 1.77%
284,489		CVS Corp	9,137,787
		TOTAL MISCELLANEOUS RETAIL	9,137,787

MOTION PICTURES - 0.61%
101,602		Walt Disney Co	3,140,518
		TOTAL MOTION PICTURES	3,140,518

NONDEPOSITORY INSTITUTIONS - 2.09%
191,671		American Express Co	10,748,910
		TOTAL NONDEPOSITORY INSTITUTIONS	10,748,910

OIL AND GAS EXTRACTION - 2.49%
107,444		Halliburton Co	3,056,782
96,915		Schlumberger Ltd	6,011,637
89,396		XTO Energy, Inc	3,766,253
		TOTAL OIL AND GAS EXTRACTION	12,834,672

PETROLEUM AND COAL PRODUCTS - 0.52%
40,784		EOG Resources, Inc	2,652,999
		TOTAL PETROLEUM AND COAL PRODUCTS	2,652,999

PRIMARY METAL INDUSTRIES - 2.89%
215,941		BHP Billiton plc	3,727,791
457,541	*	Corning, Inc	11,168,576
		TOTAL PRIMARY METAL INDUSTRIES	14,896,367

RAILROAD TRANSPORTATION - 0.38%
59,250		CSX Corp	1,945,177
		TOTAL RAILROAD TRANSPORTATION	1,945,177

SECURITY AND COMMODITY BROKERS - 7.29%
546,888		Charles Schwab Corp	9,789,295
14,058		Chicago Mercantile Exchange Holdings, Inc	6,723,239
200,679	*	E*Trade Financial Corp	4,800,242
43,647		Goldman Sachs Group, Inc	7,383,763
53,311		Merrill Lynch & Co, Inc	4,169,986
247,933		TD Ameritrade Holding Corp	4,673,537
		TOTAL SECURITY AND COMMODITY BROKERS	37,540,062

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARE			VALUE

TOBACCO PRODUCTS - 2.61%
175,307			$13,419,751
		TOTAL TOBACCO PRODUCTS	13,419,751
		Altria Group, Inc
TRANSPORTATION EQUIPMENT - 3.62%
115,047		Boeing Co	9,071,456
151,312		United Technologies Corp	9,585,615
		TOTAL TRANSPORTATION EQUIPMENT	18,657,071

TRANSPORTATION SERVICES - 0.91%
104,879		CH Robinson Worldwide, Inc	4,675,506
		TOTAL TRANSPORTATION SERVICES	4,675,506

TRUCKING AND WAREHOUSING - 0.96%
68,986		United Parcel Service, Inc (Class B)	4,962,853
		TOTAL TRUCKING AND WAREHOUSING	4,962,853

WHOLESALE TRADE-DURABLE GOODS - 0.38%
33,553	*	WESCO International, Inc	1,947,081
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,947,081

		TOTAL COMMON STOCKS	513,507,298
		(Cost $467,656,520)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.42%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.42%
$ 2,170,000		Federal Home Loan Banks (FHLB) 4.750% 10/02/06	2,170,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,170,000
		TOTAL SHORT-TERM INVESTMENTS	2,170,000
		(Cost $2,169,714)

		TOTAL PORTFOLIO - 100.19%	515,677,298
		(Cost $469,826,234)

		OTHER ASSETS & LIABILITIES, NET - (0.19%)	(997,956)

		NET ASSETS - 100.00%	$514,679,342

	*	Non-income producing
	**	Percentage is less than 0.01%
	b	In bankruptcy
	v	Security valued at fair value.

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.88%

AMUSEMENT AND RECREATION SERVICES - 0.55%
132,350		Aristocrat Leisure Ltd	$1,390,832
7,100		Nintendo Co Ltd	1,462,976
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,853,808

APPAREL AND ACCESSORY STORES - 0.84%
39,975	*	J Crew Group, Inc	1,202,048
44,622		Nordstrom, Inc	1,887,511
32,015	*	Under Armour, Inc	1,281,240
		TOTAL APPAREL AND ACCESSORY STORES	4,370,799

BUSINESS SERVICES - 5.34%
79,448	*	Adobe Systems, Inc	2,975,328
16,395	*	Akamai Technologies, Inc	819,586
106,250		Automatic Data Processing, Inc	5,029,875
23,788	*	Citrix Systems, Inc	861,364
10,161	*	Google, Inc (Class A)	4,083,706
58,446	*	McAfee, Inc	1,429,589
351,540		Microsoft Corp	9,607,588
80,430	*	Redback Networks, Inc	1,116,368
59,737	*	THQ, Inc	1,742,528
		TOTAL BUSINESS SERVICES	27,665,932

CHEMICALS AND ALLIED PRODUCTS - 15.11%
116,942		Abbott Laboratories	5,678,704
64,299		Air Products & Chemicals, Inc	4,267,525
61,669		Akzo Nobel NV	3,798,937
40,234	*	Amgen, Inc	2,877,938
2,287	*	Bare Escentuals, Inc	62,092
73,478		Bristol-Myers Squibb Co	1,831,072
58,453		Colgate-Palmolive Co	3,629,931
52,254		Cytec Industries, Inc	2,904,800
35,354		Du Pont (E.I.) de Nemours & Co	1,514,565
54,614	*	Gilead Sciences, Inc	3,751,982
53,482	*	Keryx Biopharmaceuticals, Inc	632,692
153,301		Merck & Co, Inc	6,423,312
107,312		Monsanto Co	5,044,737
31,673		Novartis AG. (ADR)	1,850,970
297,348		Pfizer, Inc	8,432,789
175,698		Procter & Gamble Co	10,889,762
15,862		Roche Holding AG.	2,742,504
152,391		Schering-Plough Corp	3,366,317
31,733		Sigma-Aldrich Corp	2,401,236
120,710		Wyeth	6,136,896
		TOTAL CHEMICALS AND ALLIED PRODUCTS	78,238,761

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
COAL MINING - 0.56%
47,191		Peabody Energy Corp	$1,735,685
35,343		Sasol Ltd (ADR)	1,162,431
		TOTAL COAL MINING	2,898,116

COMMUNICATIONS - 3.39%
49,248		America Movil S.A. de C.V. (ADR)	1,938,894
226,683		AT&T, Inc	7,380,798
82,541		BellSouth Corp	3,528,628
136,048		Cablevision Systems Corp (Class A)	3,089,650
32,937		Embarq Corp	1,593,163
		TOTAL COMMUNICATIONS	17,531,133

DEPOSITORY INSTITUTIONS - 10.16%
249,115		Bank of America Corp	13,345,091
145,639		Citigroup, Inc	7,233,889
209,389		JPMorgan Chase & Co	9,832,907
84,746		Marshall & Ilsley Corp	4,083,062
87,692		Northern Trust Corp	5,123,844
98,056		South Financial Group, Inc	2,552,398
196,949		US Bancorp	6,542,646
107,708		Wells Fargo & Co	3,896,875
		TOTAL DEPOSITORY INSTITUTIONS	52,610,712

EATING AND DRINKING PLACES - 0.67%
89,220		McDonald's Corp	3,490,287
		TOTAL EATING AND DRINKING PLACES	3,490,287

ELECTRIC, GAS, AND SANITARY SERVICES - 2.90%
86,673		American Electric Power Co, Inc	3,152,297
116,903		DPL, Inc	3,170,409
30,402		Edison International	1,265,939
35,300		Entergy Corp	2,761,519
77,460		Exelon Corp	4,689,429
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,039,593

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.50%
96,153	*	Agere Systems, Inc	1,435,564
27,293		Amphenol Corp (Class A)	1,690,256
71,174	*	Apple Computer, Inc	5,482,533
441,331	*	Cisco Systems, Inc	10,150,613
78,043	*	Comverse Technology, Inc	1,673,242
65,195		Emerson Electric Co	5,467,253
50,850	*	Freescale Semiconductor, Inc	1,934,843
69,624		Gamesa Corp Tecnologica S.A.	1,525,599
164,769		Honeywell International, Inc	6,739,052
167,399		Intel Corp	3,443,397
698,595	*	JDS Uniphase Corp	1,529,923
52,184	*	LG.Philips LCD Co Ltd (ADR)	865,733
137,161		Motorola, Inc	3,429,025
110,709	*	Nvidia Corp	3,275,879
143,527		Qualcomm, Inc	5,217,206
5,160	*	Research In Motion Ltd	529,726
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	54,389,844

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 3.70%
39,014		Hershey Co	$2,085,298
7,244		Nestle S.A.	2,525,798
155,247		PepsiCo, Inc	10,131,419
209,598		Tate & Lyle plc	2,823,602
99,765		Tyson Foods, Inc (Class A)	1,584,268
		TOTAL FOOD AND KINDRED PRODUCTS	19,150,385

GENERAL MERCHANDISE STORES - 2.45%
70,520		Target Corp	3,896,230
114,780		TJX Cos, Inc	3,217,283
112,730		Wal-Mart Stores, Inc	5,559,844
		TOTAL GENERAL MERCHANDISE STORES	12,673,357

HEALTH SERVICES - 2.20%
84,415	*	Coventry Health Care, Inc	4,349,061
82,853	*	Medco Health Solutions, Inc	4,980,294
57,198		Pharmaceutical Product Development, Inc	2,041,397
		TOTAL HEALTH SERVICES	11,370,752

HOLDING AND OTHER INVESTMENT OFFICES - 0.79%
19,849		Boston Properties, Inc	2,051,196
15,130		SPDR Trust Series 1	2,021,065
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,072,261

HOTELS AND OTHER LODGING PLACES - 0.50%
38,197		Accor S.A.	2,603,427
		TOTAL HOTELS AND OTHER LODGING PLACES	2,603,427

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.20%
40,756	*	Alstom RGPT	3,687,425
447,825		General Electric Co	15,808,223
249,742		Hewlett-Packard Co	9,163,034
42,163		International Business Machines Corp	3,454,836
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,113,518

INSURANCE AGENTS, BROKERS AND SERVICE - 0.88%
52,715		Hartford Financial Services Group, Inc	4,573,026
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,573,026

INSURANCE CARRIERS - 3.26%
111,645		ACE Ltd	6,110,331
162,481		American International Group, Inc	10,765,991
		TOTAL INSURANCE CARRIERS	16,876,322

METAL MINING - 0.97%
74,919		Anglo American plc	3,132,321
35,919		Freeport-McMoRan Copper & Gold, Inc (Class A)	1,913,046
		TOTAL METAL MINING	5,045,367

MISCELLANEOUS RETAIL - 1.35%
81,959		Best Buy Co, Inc	4,389,724
81,193		CVS Corp	2,607,919
		TOTAL MISCELLANEOUS RETAIL	6,997,643

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
MOTION PICTURES - 2.34%
87,525		CBS Corp	$2,465,579
296,252		News Corp (Class A)	5,821,352
69,517		Time Warner, Inc	1,267,295
83,125		Walt Disney Co	2,569,394
		TOTAL MOTION PICTURES	12,123,620

NONDEPOSITORY INSTITUTIONS - 2.97%
117,022		American Express Co	6,562,594
91,003		Fannie Mae	5,087,978
71,396		SLM Corp	3,711,164
		TOTAL NONDEPOSITORY INSTITUTIONS	15,361,736

OIL AND GAS EXTRACTION - 2.62%
101,776	*	Cameron International Corp	4,916,799
26,089	*	National Oilwell Varco, Inc	1,527,511
115,143		Schlumberger Ltd	7,142,320
		TOTAL OIL AND GAS EXTRACTION	13,586,630

PETROLEUM AND COAL PRODUCTS - 6.18%
26,145		Apache Corp	1,652,364
28,700		Ashland, Inc	1,830,486
18,726		Devon Energy Corp	1,182,547
288,087		Exxon Mobil Corp	19,330,638
62,446		Marathon Oil Corp	4,802,097
70,712		Noble Energy, Inc	3,223,760
		TOTAL PETROLEUM AND COAL PRODUCTS	32,021,892

PRINTING AND PUBLISHING - 0.24%
25,243		Meredith Corp	1,245,237
		TOTAL PRINTING AND PUBLISHING	1,245,237

RAILROAD TRANSPORTATION - 0.41%
63,922		CSX Corp	2,098,559
		TOTAL RAILROAD TRANSPORTATION	2,098,559

SECURITY AND COMMODITY BROKERS - 2.91%
30,383		AllianceBernstein Holding Lp	2,096,123
21,826		Bear Stearns Cos, Inc	3,057,823
77,936		Lazard Ltd	3,115,881
93,193		Morgan Stanley	6,794,702
		TOTAL SECURITY AND COMMODITY BROKERS	15,064,529

TOBACCO PRODUCTS - 3.69%
249,471		Altria Group, Inc	19,097,005
		TOTAL TOBACCO PRODUCTS	19,097,005

TRANSPORTATION BY AIR - 0.42%
93,443	*	AMR Corp	2,162,271
		TOTAL TRANSPORTATION BY AIR	2,162,271

TRANSPORTATION EQUIPMENT - 3.56%
45,033	*	BE Aerospace, Inc	949,746

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES			VALUE
65,514		Boeing Co	$5,165,779
111,029		Raytheon Co	5,330,502
110,711		United Technologies Corp	7,013,542
		TOTAL TRANSPORTATION EQUIPMENT	18,459,569

TRANSPORTATION SERVICES - 0.40%
46,269		CH Robinson Worldwide, Inc	2,062,672
		TOTAL TRANSPORTATION SERVICES	2,062,672

TRUCKING AND WAREHOUSING - 0.42%
12,300		DSV A/S	2,150,463
		TOTAL TRUCKING AND WAREHOUSING	2,150,463

WHOLESALE TRADE-NONDURABLE GOODS - 1.40%
82,575		Cardinal Health, Inc	5,428,481
53,924		Sysco Corp	1,803,758
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,232,239

		TOTAL COMMON STOCKS	517,231,465
		(Cost $454,016,302)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.19%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.19%
$ 970,000		Federal Home Loan Bank (FHLB) 4.750% 10/02/06	970,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	970,000
		TOTAL SHORT-TERM INVESTMENTS	970,000
		(Cost $969,872)

		TOTAL PORTFOLIO - 100.07%	518,201,465
		(Cost $454,986,174)

		OTHER ASSETS & LIABILITIES, NET - (0.07%)	(379,379)

		NET ASSETS - 100.00%	$517,822,086

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.90%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
991		Chiquita Brands International, Inc	$13,260
		TOTAL AGRICULTURAL PRODUCTION-CROPS	13,260

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,042		Pilgrim's Pride Corp	28,499
10		Seaboard Corp	12,050
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	40,549

AMUSEMENT AND RECREATION SERVICES - 0.21%
1,525	*	Bally Technologies, Inc	26,840
970	*	Bally Total Fitness Holding Corp	1,465
518	*	Century Casinos, Inc	5,149
273		Churchill Downs, Inc	11,482
427		Dover Downs Gaming & Entertainment, Inc	5,188
102		Dover Motorsports, Inc	553
4,716		Harrah's Entertainment, Inc	313,284
879		International Speedway Corp (Class A)	43,809
594	*	Lakes Entertainment, Inc	5,738
992	*	Leapfrog Enterprises, Inc	7,867
788	*	Life Time Fitness, Inc	36,476
1,805	*	Live Nation, Inc	36,858
1,100		Magna Entertainment Corp (Class A)	5,159
1,389	*	Marvel Entertainment, Inc	33,530
1,000	*	MTR Gaming Group, Inc	9,390
570	*	Multimedia Games, Inc	5,176
1,802	*	Penn National Gaming, Inc	65,809
1,238	*	Pinnacle Entertainment, Inc	34,812
2,074	*	Six Flags, Inc	10,847
287		Speedway Motorsports, Inc	10,450
2,388		Warner Music Group Corp	61,969
1,947		Westwood One, Inc	13,785
829	*	WMS Industries, Inc	24,215
325		World Wrestling Entertainment, Inc	5,340
		TOTAL AMUSEMENT AND RECREATION SERVICES	775,191

APPAREL AND ACCESSORY STORES - 0.71%
2,305		Abercrombie & Fitch Co (Class A)	160,151
1,261	*	Aeropostale, Inc	36,859
2,834		American Eagle Outfitters, Inc	124,214
1,768	*	AnnTaylor Stores Corp	74,008
370		Bebe Stores, Inc	9,169
703		Brown Shoe Co, Inc	25,195
250		Buckle, Inc	9,485
269	*	Cache, Inc	4,812
1,244	*	Carter's, Inc	32,829

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
792	*	Casual Male Retail Group, Inc	$10,874
685		Cato Corp (Class A)	15,008
327	*	Charlotte Russe Holding, Inc	9,006
3,171	*	Charming Shoppes, Inc	45,282
4,627	*	Chico's FAS, Inc	99,619
583	*	Children's Place Retail Stores, Inc	37,329
933		Christopher & Banks Corp	27,505
162	*	Citi Trends, Inc	5,591
2,536		Claire's Stores, Inc	73,950
58		DEB Shops, Inc	1,487
1,236	*	Dress Barn, Inc	26,970
421	*	DSW, Inc	13,261
1,089		Finish Line, Inc (Class A)	13,743
3,896		Foot Locker, Inc	98,374
13,886		Gap, Inc	263,140
2,404	*	Hanesbrands, Inc	54,114
1,169	*	HOT Topic, Inc	13,023
400	*	J Crew Group, Inc	12,028
455	*	Jo-Ann Stores, Inc	7,608
527	*	JOS A Bank Clothiers, Inc	15,789
8,424	*	Kohl's Corp	546,886
8,803		Limited Brands, Inc	233,191
344	*	New York & Co, Inc	4,500
5,915		Nordstrom, Inc	250,205
1,709	*	Pacific Sunwear Of California, Inc	25,772
1,721	*	Payless Shoesource, Inc	42,853
3,699		Ross Stores, Inc	93,992
107	*	Shoe Carnival, Inc	2,699
709		Stage Stores, Inc	20,802
312	*	Syms Corp	6,352
646		Talbots, Inc	17,603
1,096	*	The Wet Seal, Inc	6,729
763	*	Tween Brands, Inc	28,689
539	*	Under Armour, Inc	21,571
2,958	*	Urban Outfitters, Inc	52,327
		TOTAL APPAREL AND ACCESSORY STORES	2,674,594

APPAREL AND OTHER TEXTILE PRODUCTS - 0.18%
371	*	Columbia Sportswear Co	20,713
541	*	Guess ?, Inc	26,255
910	*	Gymboree Corp	38,384
644	*	Hartmarx Corp	4,360
2,908		Jones Apparel Group, Inc	94,336
705		Kellwood Co	20,325
2,500		Liz Claiborne, Inc	98,775
1,425		Phillips-Van Heusen Corp	59,522
1,470		Polo Ralph Lauren Corp	95,094
2,914	*	Quiksilver, Inc	35,405
335	*	True Religion Apparel, Inc	7,072
2,213		VF Corp	161,438
1,206	*	Warnaco Group, Inc	23,324
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	685,003

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.06%
262	*	Amerco, Inc	$19,427
248		Bandag, Inc	10,178
346		Central Parking Corp	5,709
654	*	Dollar Thrifty Automotive Group, Inc	29,149
730	*	Midas, Inc	15,096
302		Monro Muffler, Inc	10,271
1,367	*	PHH Corp	37,456
1,575		Ryder System, Inc	81,396
1,050	*	Wright Express Corp	25,263
		TOTAL AUTO REPAIR, SERVICES AND PARKING	233,945

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
2,751		Advance Auto Parts	90,618
163	*	America's Car-Mart, Inc	2,681
500		Asbury Automotive Group, Inc	10,300
3,795	*	Autonation, Inc	79,315
1,309	*	Autozone, Inc	135,220
2,739	*	Carmax, Inc	114,244
1,757	*	Copart, Inc	49,530
892	*	CSK Auto Corp	12,577
500		Lithia Motors, Inc (Class A)	12,360
328	*	MarineMax, Inc	8,348
2,843	*	O'Reilly Automotive, Inc	94,416
547	*	Rush Enterprises, Inc (Class A)	9,124
768		Sonic Automotive, Inc	17,733
1,402		United Auto Group, Inc	32,807
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	669,273

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
387	*	Builders FirstSource, Inc	5,894
556	*	Central Garden & Pet Co	26,832
3,226		Fastenal Co	124,427
53,874		Home Depot, Inc	1,954,010
39,360		Lowe's Cos, Inc	1,104,442
2,711		Sherwin-Williams Co	151,220
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,366,825

BUSINESS SERVICES - 7.09%
1,607	*	@Road, Inc	9,385
1,241	*	24/7 Real Media, Inc	10,598
9,999	*	3Com Corp	44,096
315	*	3D Systems Corp	5,777
1,127		Aaron Rents, Inc	25,898
1,217		ABM Industries, Inc	22,831
723	*	Acacia Research (Acacia Technologies)	8,206
7,137	*	Activision, Inc	107,769
1,472	*	Actuate Corp	6,506
2,074		Acxiom Corp	51,145
462		Administaff, Inc	15,569
15,156	*	Adobe Systems, Inc	567,592
473	*	Advent Software, Inc	17,127
839		Advo, Inc	23,475
2,903	*	Affiliated Computer Services, Inc (Class A)	150,550
800	*	Agile Software Corp	5,224

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
3,991	*	Akamai Technologies, Inc	$199,510
2,116	*	Alliance Data Systems Corp	116,782
585	*	Altiris, Inc	12,338
671	*	American Reprographics Co	21,512
791	*	AMN Healthcare Services, Inc	18,786
348	*	Ansoft Corp	8,669
786	*	Ansys, Inc	34,725
1,968	*	aQuantive, Inc	46,484
863		Arbitron, Inc	31,940
1,822	*	Ariba, Inc	13,647
2,878	*	Art Technology Group, Inc	7,368
1,181	*	Aspen Technology, Inc	12,897
236	*	Asset Acceptance Capital Corp	3,835
1,032	*	Audible, Inc	7,492
5,883	*	Autodesk, Inc	204,611
14,678		Automatic Data Processing, Inc	694,857
2,543	*	Avis Budget Group, Inc	46,511
1,183	*	Avocent Corp	35,632
300	*	Bankrate, Inc	7,968
9,935	*	BEA Systems, Inc	151,012
4,932	*	BearingPoint, Inc	38,766
3,395	*	BISYS Group, Inc	36,870
1,136		Blackbaud, Inc	24,981
720	*	Blackboard, Inc	19,080
252	*	Blue Coat Systems, Inc	4,539
5,592	*	BMC Software, Inc	152,214
2,400	*	Borland Software Corp	13,752
350	*	Bottomline Technologies, Inc	3,416
958		Brady Corp (Class A)	33,683
1,277		Brink's Co	67,758
11,438		CA, Inc	270,966
816	*	CACI International, Inc (Class A)	44,888
7,517	*	Cadence Design Systems, Inc	127,488
1,288		Catalina Marketing Corp	35,420
1,584	*	CBIZ, Inc	11,563
3,921	*	Ceridian Corp	87,674
1,542	*	Cerner Corp	70,007
2,240	*	Checkfree Corp	92,557
2,221	*	ChoicePoint, Inc	79,512
2,007	*	Chordiant Software, Inc	6,161
1,170	*	Ciber, Inc	7,757
4,657	*	Citrix Systems, Inc	168,630
900	*	Clear Channel Outdoor Holdings, Inc	18,360
300	*	Click Commerce, Inc	6,786
9,912	*	CMGI, Inc	10,507
3,399	*	CNET Networks, Inc	32,562
900	*	Cogent Communications Group, Inc	10,431
1,121	*	Cogent, Inc	15,391
1,131		Cognex Corp	28,569
3,526	*	Cognizant Technology Solutions Corp	261,136
167		Computer Programs & Systems, Inc	5,473
4,617	*	Computer Sciences Corp	226,787
10,298	*	Compuware Corp	80,221
435	*	COMSYS IT Partners, Inc	7,478

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
615	*	Concur Technologies, Inc	$8,948
718	*	Convera Corp	3,798
3,438	*	Convergys Corp	70,995
485	*	CoStar Group, Inc	20,040
565	*	Covansys Corp	9,684
1,338	*	CSG Systems International, Inc	35,363
769	*	Cybersource Corp	9,097
271	*	DealerTrack Holdings, Inc	5,992
1,276		Deluxe Corp	21,820
1,104	*	Dendrite International, Inc	10,797
988	*	Digital Insight Corp	28,968
1,024	*	Digital River, Inc	52,347
1,523	*	DST Systems, Inc	93,923
3,901	*	Earthlink, Inc	28,360
29,898	*	eBay, Inc	847,907
570	*	Echelon Corp	4,685
1,158	*	Eclipsys Corp	20,740
304	*	eCollege.com, Inc	4,861
1,052	*	eFunds Corp	25,437
490	*	Electro Rent Corp	8,335
7,700	*	Electronic Arts, Inc	428,736
13,125		Electronic Data Systems Corp	321,825
367	*	Emageon, Inc	5,722
6,868	*	Emdeon Corp	80,424
1,073	*	Epicor Software Corp	14,067
350	*	EPIQ Systems, Inc	5,149
3,183		Equifax, Inc	116,848
742	*	Equinix, Inc	44,594
632	*	eSpeed, Inc (Class A)	5,814
1,832	*	Evergreen Energy, Inc	19,254
5,920	*	Expedia, Inc	92,826
1,050	*	F5 Networks, Inc	56,406
1,079		Factset Research Systems, Inc	52,407
1,771		Fair Isaac Corp	64,765
448	*	FalconStor Software, Inc	3,445
2,446		Fidelity National Information Services, Inc	90,502
1,189	*	Filenet Corp	41,413
19,465		First Data Corp	817,530
4,337	*	Fiserv, Inc	204,229
595	*	Forrester Research, Inc	15,654
600	*	FTD Group, Inc	9,270
1,783	*	Gartner, Inc (Class A)	31,363
578	*	Gerber Scientific, Inc	8,658
1,270	*	Getty Images, Inc	63,094
667		Gevity HR, Inc	15,194
858	*	Global Cash Access, Inc	12,947
5,291	*	Google, Inc (Class A)	2,126,453
296	*	H&E Equipment Services, Inc	7,219
509		Healthcare Services Group	12,806
365		Heartland Payment Systems, Inc	9,490
472	*	Heidrick & Struggles International, Inc	16,992
560	*	Hudson Highland Group, Inc	5,488
1,347	*	Hypercom Corp	9,133
1,381	*	Hyperion Solutions Corp	47,617

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
379	*	i2 Technologies, Inc	$7,099
900	*	iGate Corp	4,446
601	*	IHS, Inc	19,280
5,149		IMS Health, Inc	137,169
442	*	Infocrossing, Inc	5,927
2,278	*	Informatica Corp	30,958
899	*	Infospace, Inc	16,578
814		infoUSA, Inc	6,756
294	*	Innovative Solutions & Support, Inc	4,272
270		Integral Systems, Inc	8,440
861	*	Interactive Data Corp	17,177
718	*	Intergraph Corp	30,788
783	*	Internap Network Services Corp	11,917
1,072	*	Internet Capital Group, Inc	10,130
1,031	*	Internet Security Systems, Inc	28,621
306		Interpool, Inc	6,873
11,058	*	Interpublic Group of Cos, Inc	109,474
1,025	*	Interwoven, Inc	11,306
8,964	*	Intuit, Inc	287,655
754	*	inVentiv Health, Inc	24,151
1,244	*	Ipass, Inc	5,822
2,919	*	Iron Mountain, Inc	125,342
1,902		Jack Henry & Associates, Inc	41,407
844	*	JDA Software Group, Inc	13,014
14,608	*	Juniper Networks, Inc	252,426
710	*	Jupitermedia Corp	6,149
638	*	Kanbay International, Inc	13,117
1,356	*	Keane, Inc	19,540
567		Kelly Services, Inc (Class A)	15,541
410	*	Kenexa Corp	10,340
719	*	Kforce, Inc	8,578
1,189	*	Kinetic Concepts, Inc	37,406
367	*	Knot, Inc	8,122
983	*	Korn/Ferry International	20,584
779	*	Kronos, Inc	26,556
1,234	*	Labor Ready, Inc	19,658
2,180	*	Lamar Advertising Co	116,434
3,187	*	Lawson Software, Inc	23,106
1,312	*	Lionbridge Technologies	10,011
434	*	LoJack Corp	8,502
693	*	Magma Design Automation, Inc	6,306
840	*	Manhattan Associates, Inc	20,278
2,264		Manpower, Inc	138,715
498	*	Mantech International Corp (Class A)	16,439
569	*	Mapinfo Corp	7,300
508	*	Marchex, Inc	7,793
400	*	Marlin Business Services, Inc	8,360
1,587		Mastercard, Inc	111,645
4,235	*	McAfee, Inc	103,588
1,742	*	Mentor Graphics Corp	24,527
225,329		Microsoft Corp	6,158,242
305	*	MicroStrategy, Inc	31,058
1,053	*	Midway Games, Inc	9,245
2,272		MoneyGram International, Inc	66,024

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
3,194	*	Monster Worldwide, Inc	$115,591
2,175	*	Move, Inc	10,679
2,867	*	MPS Group, Inc	43,320
704	*	MRO Software, Inc	18,072
2,396	*	NAVTEQ Corp	62,560
833	*	NCO Group, Inc	21,841
4,568	*	NCR Corp	180,345
505	*	Neoware, Inc	6,863
700	*	Ness Technologies, Inc	9,345
1,083	*	NetFlix, Inc	24,671
271	*	Netratings, Inc	3,856
668	*	Netscout Systems, Inc	4,335
1,600	*	NIC, Inc	8,240
8,338	*	Novell, Inc	51,029
3,405	*	Nuance Communications, Inc	27,819
4,305		Omnicom Group, Inc	402,948
670	*	On Assignment, Inc	6,573
548	*	Online Resources Corp	6,713
527	*	Open Solutions, Inc	15,183
334	*	Opnet Technologies, Inc	4,379
2,107	*	Opsware, Inc	18,984
100,928	*	Oracle Corp	1,790,463
800	*	Packeteer, Inc	6,888
2,658	*	Parametric Technology Corp	46,409
388	*	PDF Solutions, Inc	4,252
479	*	PeopleSupport, Inc	8,862
443	*	Perficient, Inc	6,946
2,293	*	Perot Systems Corp (Class A)	31,620
800	*	Phase Forward, Inc	9,552
412	*	Portfolio Recovery Associates, Inc	18,074
296	*	PRA International	7,900
2,046	*	Premiere Global Services, Inc	17,759
972	*	Progress Software Corp	25,272
361		QAD, Inc	2,917
352		Quality Systems, Inc	13,654
1,722	*	Quest Software, Inc	24,590
583	*	Radiant Systems, Inc	7,043
438	*	Radisys Corp	9,307
3,043	*	RealNetworks, Inc	32,286
4,612	*	Red Hat, Inc	97,221
1,439	*	Redback Networks, Inc	19,973
200		Renaissance Learning, Inc	2,862
1,610	*	Rent-A-Center, Inc	47,157
698	*	Rewards Network, Inc	3,399
1,679		Reynolds & Reynolds Co (Class A)	66,337
400	*	RightNow Technologies, Inc	6,244
3,898		Robert Half International, Inc	132,415
569		Rollins, Inc	12,012
2,656	*	S1 Corp	12,244
669	*	SafeNet, Inc	12,169
2,182	*	Salesforce.com, Inc	78,290
1,800	*	Sapient Corp	9,810
995	*	Secure Computing Corp	6,298
7,580		ServiceMaster Co	84,972

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
326	*	SI International, Inc	$10,425
1,510	*	Sitel Corp	4,545
521	*	Smith Micro Software, Inc	7,492
500	*	Sohu.com, Inc	11,010
1,573	*	SonicWALL, Inc	17,177
6,480	*	Sonus Networks, Inc	34,085
1,566		Sotheby's Holdings, Inc (Class A)	50,488
1,706	*	Spherion Corp	12,198
496	*	SPSS, Inc	12,365
995	*	SRA International, Inc (Class A)	29,910
227		Startek, Inc	2,831
472		Stellent, Inc	5,116
186	*	Stratasys, Inc	4,912
89,197	*	Sun Microsystems, Inc	443,309
2,450	*	Sybase, Inc	59,388
984	*	SYKES Enterprises, Inc	20,024
25,917	*	Symantec Corp	551,514
319	*	SYNNEX Corp	7,340
4,000	*	Synopsys, Inc	78,880
77		Syntel, Inc	1,744
2,005	*	Take-Two Interactive Software, Inc	28,591
414		TAL International Group, Inc	8,781
819		Talx Corp	20,082
1,044	*	TeleTech Holdings, Inc	16,318
465		TheStreet.com, Inc	4,948
1,845	*	THQ, Inc	53,819
5,605	*	TIBCO Software, Inc	50,333
614	*	TNS, Inc	9,247
1,127		Total System Services, Inc	25,729
466	*	TradeStation Group, Inc	7,023
860	*	Transaction Systems Architects, Inc	29,515
1,400	*	Trizetto Group, Inc	21,196
431	*	Ultimate Software Group, Inc	10,141
9,103	*	Unisys Corp	51,523
1,499		United Online, Inc	18,258
1,750	*	United Rentals, Inc	40,688
780	*	Universal Compression Holdings, Inc	41,691
2,642	*	Valueclick, Inc	48,983
611	*	Vasco Data Security International	6,330
223	*	Verint Systems, Inc	6,701
6,434	*	VeriSign, Inc	129,967
190	*	Vertrue, Inc	7,471
657		Viad Corp	23,264
687	*	Vignette Corp	9,302
135	*	Volt Information Sciences, Inc	4,799
13,773		Waste Management, Inc	505,194
1,082	*	WebEx Communications, Inc	42,220
129	*	WebMD Health Corp	4,430
1,434	*	webMethods, Inc	10,970
1,200	*	Websense, Inc	25,932
400	*	WebSideStory, Inc	5,284
2,000	*	Wind River Systems, Inc	21,420
864	*	Witness Systems, Inc	15,146
35,762	*	Yahoo!, Inc	904,063
		TOTAL BUSINESS SERVICES	26,561,985

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
CHEMICALS AND ALLIED PRODUCTS - 9.62%
38,901		Abbott Laboratories	$1,889,033
600	*	Abraxis BioScience, Inc	16,668
605	*	Acadia Pharmaceuticals, Inc	5,227
300	*	Adams Respiratory Therapeutics, Inc	10,977
399	*	Adeza Biomedical Corp	6,548
1,486	*	Adolor Corp	20,611
210	*	Advanced Magnetics, Inc	7,161
1,393	*	ADVENTRX Pharmaceuticals, Inc	3,817
5,786		Air Products & Chemicals, Inc	384,017
646	*	Albany Molecular Research, Inc	6,046
948		Albemarle Corp	51,505
1,891		Alberto-Culver Co	95,666
811	*	Alexion Pharmaceuticals, Inc	27,558
2,524	*	Alkermes, Inc	40,005
817	*	Alnylam Pharmaceuticals, Inc	11,773
1,204		Alpharma, Inc (Class A)	28,162
1,136	*	American Oriental Bioengineering, Inc	6,907
362		American Vanguard Corp	5,068
30,009	*	Amgen, Inc	2,146,544
1,868	*	Andrx Corp	45,635
530		Arch Chemicals, Inc	15,078
941	*	Arena Pharmaceuticals, Inc	11,273
672	*	Array Biopharma, Inc	5,725
941	*	Atherogenics, Inc	12,393
710	*	AVANIR Pharmaceuticals	4,913
350	*	Aventine Renewable Energy Holdings, Inc	7,487
2,434		Avery Dennison Corp	146,454
1,330	*	AVI BioPharma, Inc	4,828
11,420		Avon Products, Inc	350,137
303		Balchem Corp	5,996
2,689	*	Barr Pharmaceuticals, Inc	139,667
345	*	Bentley Pharmaceuticals, Inc	4,140
590	*	BioCryst Pharmaceuticals, Inc	7,357
1,246	*	Bioenvision, Inc	6,865
8,738	*	Biogen Idec, Inc	390,414
2,402	*	BioMarin Pharmaceuticals, Inc	34,180
49,930		Bristol-Myers Squibb Co	1,244,256
1,771		Cabot Corp	65,881
828		Calgon Carbon Corp	3,660
692		Cambrex Corp	14,331
700	*	Caraco Pharmaceutical Laboratories Ltd	7,112
1,838		Celanese Corp (Series A)	32,900
922	*	Cell Genesys, Inc	4,213
1,633	*	Cephalon, Inc	100,838
1,411		CF Industries Holdings, Inc	24,086
1,794	*	Charles River Laboratories International, Inc	77,878
380	*	Chattem, Inc	13,346
5,934		Chemtura Corp	51,448
1,719		Church & Dwight Co, Inc	67,230
3,740		Clorox Co	235,620
477	*	Coley Pharmaceutical Group, Inc	5,447

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
13,087		Colgate-Palmolive Co	$812,703
618	*	Combinatorx, Inc	3,850
900	*	Connetics Corp	9,810
701	*	Conor Medsystems, Inc	16,523
500	*	Cotherix, Inc	3,530
1,403	*	Cubist Pharmaceuticals, Inc	30,501
827	*	Cypress Bioscience, Inc	6,037
942		Cytec Industries, Inc	52,366
2,200		Dade Behring Holdings, Inc	88,352
1,627	*	Dendreon Corp	7,273
395	*	Digene Corp	17,044
24,425		Dow Chemical Co	952,087
23,379		Du Pont (E.I.) de Nemours & Co	1,001,556
855	*	Durect Corp	3,505
1,981		Eastman Chemical Co	107,014
4,655		Ecolab, Inc	199,327
24,984		Eli Lilly & Co	1,424,088
562	*	Elizabeth Arden, Inc	9,082
594	*	Emisphere Technologies, Inc	5,019
1,500	*	Encysive Pharmaceuticals, Inc	6,450
1,167	*	Enzon Pharmaceuticals, Inc	9,628
3,214		Estee Lauder Cos (Class A)	129,621
943		Ferro Corp	16,767
979		FMC Corp	62,725
8,240	*	Forest Laboratories, Inc	417,026
11,887	*	Genentech, Inc	983,055
624	*	Genitope Corp	1,822
3,482	*	Genta, Inc	2,716
6,623	*	Genzyme Corp	446,854
876		Georgia Gulf Corp	24,020
1,870	*	Geron Corp	11,725
11,718	*	Gilead Sciences, Inc	805,027
1,580		H.B. Fuller Co	37,035
732	*	Hana Biosciences, Inc	5,021
2,712	*	Hercules, Inc	42,768
450	*	Hi-Tech Pharmacal Co, Inc	5,688
3,906	*	Hospira, Inc	149,483
3,724	*	Human Genome Sciences, Inc	42,975
2,306	*	Huntsman Corp	41,969
333	*	Idenix Pharmaceuticals, Inc	3,230
746	*	Idexx Laboratories, Inc	67,990
1,739	*	ImClone Systems, Inc	49,248
1,734	*	Immucor, Inc	38,859
1,204	*	Indevus Pharmaceuticals, Inc	7,128
145		Innospec, Inc	4,307
143		Inter Parfums, Inc	2,723
672	*	InterMune, Inc	11,034
2,270		International Flavors & Fragrances, Inc	89,756
718	*	Inverness Medical Innovations, Inc	24,958
1,376	*	Invitrogen Corp	87,252
609	*	Keryx Biopharmaceuticals, Inc	7,204
6,296	*	King Pharmaceuticals, Inc	107,221
256		Koppers Holdings, Inc	4,856
480	*	Kos Pharmaceuticals, Inc	23,722

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
47		Kronos Worldwide, Inc	$1,353
1,171	*	KV Pharmaceutical Co (Class A)	27,753
1,654		Lubrizol Corp	75,637
5,561		Lyondell Chemical Co	141,083
758		MacDermid, Inc	24,726
400		Mannatech, Inc	7,088
500	*	MannKind Corp	9,500
800	*	Martek Biosciences Corp	17,208
3,148	*	Medarex, Inc	33,809
1,220	*	Medicines Co	27,523
1,487		Medicis Pharmaceutical Corp (Class A)	48,104
299	*	Medifast, Inc	2,595
6,327	*	Medimmune, Inc	184,812
55,442		Merck & Co, Inc	2,323,020
424		Meridian Bioscience, Inc	9,968
2,000	*	MGI Pharma, Inc	34,420
8,169	*	Millennium Pharmaceuticals, Inc	81,282
579		Minerals Technologies, Inc	30,919
300	*	Momenta Pharmaceuticals, Inc	4,056
13,782		Monsanto Co	647,892
3,476	*	Mosaic Co	58,744
5,545		Mylan Laboratories, Inc	111,621
1,096	*	Myogen, Inc	38,448
1,400	*	Nabi Biopharmaceuticals	8,092
2,743	*	Nalco Holding Co	50,800
460	*	Nastech Pharmaceutical Co, Inc	7,020
1,323	*	NBTY, Inc	38,724
1,057	*	Neurocrine Biosciences, Inc	11,363
400	*	New River Pharmaceuticals, Inc	10,292
338		NewMarket Corp	19,658
82		NL Industries, Inc	815
536	*	Northfield Laboratories, Inc	7,697
1,579	*	Novavax, Inc	5,984
885	*	Noven Pharmaceuticals, Inc	21,346
1,049	*	NPS Pharmaceuticals, Inc	3,997
1,348	*	Nuvelo, Inc	24,588
1,642		Olin Corp	25,221
890	*	OM Group, Inc	39,107
1,063	*	Omnova Solutions, Inc	4,443
939	*	Onyx Pharmaceuticals, Inc	16,235
970	*	OraSure Technologies, Inc	7,799
1,507	*	OSI Pharmaceuticals, Inc	56,558
558	*	Pacific Ethanol, Inc	7,834
1,000	*	Pain Therapeutics, Inc	8,620
1,282	*	Panacos Pharmaceuticals, Inc	6,359
915	*	Par Pharmaceutical Cos, Inc	16,690
695	*	Parexel International Corp	22,997
400	*	Parlux Fragrances, Inc	2,036
2,955	*	PDL BioPharma, Inc	56,736
700	*	Penwest Pharmaceuticals Co	11,655
4,436	*	Peregrine Pharmaceuticals, Inc	5,634
2,191		Perrigo Co	37,181
473	*	PetMed Express, Inc	4,938
187,249		Pfizer, Inc	5,310,382

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
635	*	Pharmion Corp	$13,684
291	*	Pioneer Cos, Inc	7,132
1,878	*	PolyOne Corp	15,644
607	*	Pozen, Inc	7,806
4,132		PPG Industries, Inc	277,175
8,142		Praxair, Inc	481,681
733	*	Prestige Brands Holdings, Inc	8,166
83,456		Procter & Gamble Co	5,172,603
616	*	Progenics Pharmaceuticals, Inc	14,451
791	*	Quidel Corp	11,169
502	*	Renovis, Inc	6,907
4,544	*	Revlon, Inc (Class A)	5,135
849	*	Rockwood Holdings, Inc	16,963
4,207		Rohm & Haas Co	199,201
2,867		RPM International, Inc	54,444
1,014	*	Salix Pharmaceuticals Ltd	13,750
1,168	*	Santarus, Inc	8,667
37,679		Schering-Plough Corp	832,329
739	*	Sciele Pharma, Inc	13,923
1,136		Scotts Miracle-Gro Co (Class A)	50,541
1,177		Sensient Technologies Corp	23,034
2,817	*	Sepracor, Inc	136,455
1,664		Sigma-Aldrich Corp	125,915
1,015	*	Sirna Therapeutics, Inc	5,653
601	*	Solexa, Inc	5,301
422		Stepan Co	12,335
1,247	*	SuperGen, Inc	5,811
371	*	SurModics, Inc	13,029
603	*	Tanox, Inc	7,127
1,073		Tronox, Inc	13,702
1,322		UAP Holding Corp	28,251
700	*	United Therapeutics Corp	36,778
238	*	USANA Health Sciences, Inc	10,612
2,541		USEC, Inc	24,495
2,420		Valeant Pharmaceuticals International	47,868
2,627		Valspar Corp	69,878
2,139	*	VCA Antech, Inc	77,132
2,848	*	Vertex Pharmaceuticals, Inc	95,835
1,755	*	Viropharma, Inc	21,358
2,734	*	Watson Pharmaceuticals, Inc	71,549
346		Westlake Chemical Corp	11,075
1,796	*	WR Grace & Co	23,815
34,249		Wyeth	1,741,219
424	*	Xenoport, Inc	8,637
960	*	Zymogenetics, Inc	16,195
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,062,403

COAL MINING - 0.16%
1,341	*	Alpha Natural Resources, Inc	21,134
3,620		Arch Coal, Inc	104,654
4,758		Consol Energy, Inc	150,971
2,929	*	International Coal Group, Inc	12,360
340	*	James River Coal Co	3,587
2,003		Massey Energy Co	41,943

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
6,820		Peabody Energy Corp	$250,840
479		Penn Virginia Corp	30,373
		TOTAL COAL MINING	615,862

COMMUNICATIONS - 4.75%
800		Alaska Communications Systems Group, Inc	10,616
9,968		Alltel Corp	553,224
10,630	*	American Tower Corp (Class A)	387,995
780		Anixter International, Inc	44,047
98,863		AT&T, Inc	3,218,979
447	*	Audiovox Corp (Class A)	6,222
11,443	*	Avaya, Inc	130,908
45,978		BellSouth Corp	1,965,560
1,468	*	Brightpoint, Inc	20,875
5,599		Cablevision Systems Corp (Class A)	127,153
422	*	Cbeyond Communications, Inc	11,584
573		Centennial Communications Corp	3,054
3,112		CenturyTel, Inc	123,453
7,200	*	Charter Communications, Inc (Class A)	10,944
6,901	*	Cincinnati Bell, Inc	33,263
1,135		Citadel Broadcasting Corp	10,669
8,886		Citizens Communications Co	124,759
12,688		Clear Channel Communications, Inc	366,049
49,501	*	Comcast Corp (Class A)	1,824,112
582		Commonwealth Telephone Enterprises, Inc	23,996
400		Consolidated Communications Holdings, Inc	7,484
7,515	*	Covad Communications Group, Inc	11,197
864	*	Cox Radio, Inc (Class A)	13,262
5,407	*	Crown Castle International Corp	190,543
240	*	Crown Media Holdings, Inc (Class A)	1,078
470		CT Communications, Inc	10,208
383	*	CTC Media, Inc	8,541
1,076	*	Cumulus Media, Inc (Class A)	10,287
20,778	*	DIRECTV Group, Inc	408,911
4,000	*	Dobson Communications Corp (Class A)	28,080
5,388	*	EchoStar Communications Corp (Class A)	176,403
3,848		Embarq Corp	186,128
1,072	*	Emmis Communications Corp (Class A)	13,132
1,021		Entercom Communications Corp	25,729
1,997	*	Entravision Communications Corp (Class A)	14,858
700		Fairpoint Communications, Inc	12,180
1,410	*	FiberTower Corp	13,325
168	*	Fisher Communications, Inc	6,980
3,778	*	Foundry Networks, Inc	49,681
1,242	*	General Communication, Inc (Class A)	15,388
1,764		Global Payments, Inc	77,634
565		Golden Telecom, Inc	17,091
1,071		Gray Television, Inc	6,865
548		Hearst-Argyle Television, Inc	12,577
4,684	*	IAC/InterActiveCorp	134,712
1,514	*	IDT Corp (Class B)	21,832
413	*	InPhonic, Inc	3,271
600		Iowa Telecommunications Services, Inc	11,874
428	*	iPCS, Inc	22,919

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,234	*	j2 Global Communications, Inc	$33,528
1,136	*	Leap Wireless International, Inc	55,085
21,829	*	Level 3 Communications, Inc	116,785
11,915	*	Liberty Global, Inc	306,692
3,648	*	Liberty Media Holding Corp (Capital)	304,863
18,244	*	Liberty Media Holding Corp (Interactive)	371,813
703	*	Lightbridge, Inc	8,239
717	*	Lin TV Corp (Class A)	5,578
281	*	Lodgenet Entertainment Corp	5,305
1,415	*	Mastec, Inc	15,664
1,695	*	Mediacom Communications Corp	12,068
1,612	*	NeuStar, Inc	44,733
3,554	*	NII Holdings, Inc (Class B)	220,917
356		North Pittsburgh Systems, Inc	8,961
1,100	*	Novatel Wireless, Inc	10,593
377	*	NTELOS Holdings Corp	4,814
1,417	*	Pegasus Wireless Corp	864
40,227	*	Qwest Communications International, Inc	350,779
1,864	*	Radio One, Inc (Class D)	11,650
597	*	RCN Corp	16,895
270		Salem Communications Corp (Class A)	3,054
212	*	SAVVIS, Inc	6,042
2,662	*	SBA Communications Corp	64,766
288		Shenandoah Telecom Co	12,519
1,294		Sinclair Broadcast Group, Inc (Class A)	10,158
1,300	*	Spanish Broadcasting System, Inc (Class A)	5,681
73,917		Sprint Nextel Corp	1,267,677
581		SureWest Communications	11,312
449	*	Syniverse Holdings, Inc	6,735
1,014	*	Talk America Holdings, Inc	9,633
2,830		Telephone & Data Systems, Inc	119,143
900	*	Terremark Worldwide, Inc	4,995
2,300	*	TiVo, Inc	17,457
5,554	*	Univision Communications, Inc (Class A)	190,724
403	*	US Cellular Corp	24,059
665		USA Mobility, Inc	15,189
74,308		Verizon Communications, Inc	2,759,065
16,082	*	Viacom, Inc	597,929
798	*	Vonage Holdings Corp	5,490
774	*	West Corp	37,384
11,106		Windstream Corp	146,488
1,100	*	Wireless Facilities, Inc	2,354
6,559	*	XM Satellite Radio Holdings, Inc	84,546
		TOTAL COMMUNICATIONS	17,817,858

DEPOSITORY INSTITUTIONS - 10.40%
205		1st Source Corp	6,052
254	*	ACE Cash Express, Inc	7,592
336		Alabama National Bancorp	22,932
806		Amcore Financial, Inc	24,414
183		AmericanWest Bancorp	3,897
162		Ameris Bancorp	4,408
8,639		AmSouth Bancorp	250,877
495		Anchor Bancorp Wisconsin, Inc	14,137

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
142		Arrow Financial Corp	$3,601
3,211		Associated Banc-Corp	104,357
2,359		Astoria Financial Corp	72,704
106		Bancfirst Corp	4,952
270	*	Bancorp, Inc	6,882
2,175		Bancorpsouth, Inc	60,378
300		BancTrust Financial Group, Inc	8,367
1,582		Bank Mutual Corp	19,190
116,107		Bank of America Corp	6,219,852
472		Bank of Granite Corp	8,274
1,161		Bank of Hawaii Corp	55,914
19,367		Bank of New York Co, Inc	682,880
500		Bank of the Ozarks, Inc	16,935
1,300		BankAtlantic Bancorp, Inc (Class A)	18,486
700		BankFinancial Corp	12,243
878		BankUnited Financial Corp (Class A)	22,889
400		Banner Corp	16,416
13,907		BB&T Corp	608,848
145		Berkshire Hills Bancorp, Inc	5,161
497		BOK Financial Corp	26,142
878		Boston Private Financial Holdings, Inc	24,479
2,000		Brookline Bancorp, Inc	27,500
194		Cadence Financial Corp	3,932
310		Camden National Corp	12,462
401		Capital City Bank Group, Inc	12,471
239		Capital Corp of the West	7,414
321		Capitol Bancorp Ltd	14,284
610		Capitol Federal Financial	21,692
700		Cardinal Financial Corp	7,672
577		Cascade Bancorp	21,666
145		Cass Information Systems, Inc	4,801
1,326		Cathay General Bancorp	47,869
1,500	*	Centennial Bank Holdings, Inc	14,520
297		Center Financial Corp	7,063
226		Centerstate Banks of Florida, Inc	4,543
793		Central Pacific Financial Corp	29,008
149		Charter Financial Corp	5,959
654		Chemical Financial Corp	19,411
1,202		Chittenden Corp	34,485
126,429		Citigroup, Inc	6,279,728
1,103		Citizens Banking Corp	28,965
221		Citizens First Bancorp, Inc	5,627
400		City Bank	18,812
463		City Holding Co	18,460
1,046		City National Corp	70,145
193		Coastal Financial Corp	2,432
386		CoBiz, Inc	8,824
3,766		Colonial Bancgroup, Inc	92,267
253		Columbia Bancorp	6,221
530		Columbia Banking System, Inc	16,965
3,994		Comerica, Inc	227,338
4,714		Commerce Bancorp, Inc	173,051
1,582		Commerce Bancshares, Inc	80,002
1,023		Commercial Capital Bancorp, Inc	16,307

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
158	*	Community Bancorp	$4,821
131		Community Bancorp, Inc	5,355
910		Community Bank System, Inc	20,166
457		Community Banks, Inc	12,248
435		Community Trust Bancorp, Inc	16,378
3,148		Compass Bancshares, Inc	179,373
940		Corus Bankshares, Inc	21,018
1,354		Cullen/Frost Bankers, Inc	78,288
1,583		CVB Financial Corp	23,381
759		Dime Community Bancshares	11,180
476		Downey Financial Corp	31,673
1,506		East West Bancorp, Inc	59,653
214		Enterprise Financial Services Corp	6,604
815	*	Euronet Worldwide, Inc	20,008
112		Farmers Capital Bank Corp	3,793
750		Fidelity Bankshares, Inc	29,258
12,124		Fifth Third Bancorp	461,682
450		First Bancorp	9,171
2,064		First Bancorp	22,828
211		First Busey Corp (Class A)	4,792
859		First Charter Corp	20,668
140		First Citizens Bancshares, Inc (Class A)	26,754
1,674		First Commonwealth Financial Corp	21,812
499		First Community Bancorp, Inc	27,919
243		First Community Bancshares, Inc	8,109
973		First Financial Bancorp	15,480
620		First Financial Bankshares, Inc	23,653
446		First Financial Corp	14,232
450		First Financial Holdings, Inc	15,399
3,092		First Horizon National Corp	117,527
442		First Indiana Corp	11,496
380		First Merchants Corp	8,987
1,305		First Midwest Bancorp, Inc	49,446
2,877		First Niagara Financial Group, Inc	41,947
398		First Place Financial Corp	9,019
300	*	First Regional Bancorp	10,221
510		First Republic Bank	21,706
300		First South Bancorp, Inc	9,177
400		First State Bancorporation	10,388
369	*	FirstFed Financial Corp	20,930
2,164		FirstMerit Corp	50,140
365		Flag Financial Corp	9,140
900		Flagstar Bancorp, Inc	13,095
590		Flushing Financial Corp	10,325
1,224		FNB Corp	20,392
179		FNB Corp	6,446
529	*	Franklin Bank Corp	10,517
1,741		Fremont General Corp	24,357
936		Frontier Financial Corp	24,280
4,143		Fulton Financial Corp	67,075
150		GB&T Bancshares, Inc	3,158
1,013		Glacier Bancorp, Inc	34,614
6,606		Golden West Financial Corp	510,314
250		Great Southern Bancorp, Inc	7,025

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,352		Greater Bay Bancorp	$38,140
226		Greene County Bancshares, Inc	8,263
766		Hancock Holding Co	41,019
1,034		Hanmi Financial Corp	20,266
748		Harbor Florida Bancshares, Inc	33,144
810		Harleysville National Corp	16,281
459		Heartland Financial USA, Inc	11,787
311		Heritage Commerce Corp	7,197
261		Horizon Financial Corp	7,793
15,008		Hudson City Bancorp, Inc	198,856
6,493		Huntington Bancshares, Inc	155,377
228		IBERIABANK Corp	13,908
283		Independent Bank Corp	9,203
493		Independent Bank Corp	11,970
1,712		IndyMac Bancorp, Inc	70,466
667		Integra Bank Corp	16,862
325		Interchange Financial Services Corp	7,352
1,178		International Bancshares Corp	34,963
124	*	Intervest Bancshares Corp	5,401
1,375	*	Investors Bancorp, Inc	20,749
1,743		Investors Financial Services Corp	75,088
441		Irwin Financial Corp	8,626
130		ITLA Capital Corp	6,989
88,399		JPMorgan Chase & Co	4,151,217
558		Kearny Financial Corp	8,470
10,238		Keycorp	383,311
600		KNBT Bancorp, Inc	9,648
612		Lakeland Bancorp, Inc	8,739
138		Lakeland Financial Corp	3,244
1,933		M&T Bank Corp	231,883
426		Macatawa Bank Corp	9,751
757		MAF Bancorp, Inc	31,257
294		MainSource Financial Group, Inc	4,989
6,413		Marshall & Ilsley Corp	308,978
841		MB Financial, Inc	31,008
600		MBT Financial Corp	8,904
10,479		Mellon Financial Corp	409,729
148		Mercantile Bank Corp	5,853
3,105		Mercantile Bankshares Corp	112,618
584		Mid-State Bancshares	15,978
427		Midwest Banc Holdings, Inc	10,427
800		Nara Bancorp, Inc	14,632
200		NASB Financial, Inc	7,958
14,468		National City Corp	529,529
1,244		National Penn Bancshares, Inc	24,407
1,016		NBT Bancorp, Inc	23,632
1,241	*	Net 1 UEPS Technologies, Inc	28,369
1,289		NetBank, Inc	7,798
7,533		New York Community Bancorp, Inc	123,391
2,984		NewAlliance Bancshares, Inc	43,716
11,713		North Fork Bancorporation, Inc	335,460
216	*	Northern Empire Bancshares	6,052
5,342		Northern Trust Corp	312,133
480		Northwest Bancorp, Inc	12,240

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
375		OceanFirst Financial Corp	$8,044
1,788		Old National Bancorp	34,151
254		Old Second Bancorp, Inc	7,610
333		Omega Financial Corp	10,013
478		Oriental Financial Group, Inc	5,698
1,210		Pacific Capital Bancorp	32,634
344		Park National Corp	34,431
1,309		Partners Trust Financial Group, Inc	14,019
236		Pennfed Financial Services, Inc	3,958
322		Peoples Bancorp, Inc	9,412
1,508		People's Bank	59,732
612		PFF Bancorp, Inc	22,668
300	*	Pinnacle Financial Partners, Inc	10,740
299		Placer Sierra Bancshares	6,641
7,466		PNC Financial Services Group, Inc	540,837
7,242		Popular, Inc	140,784
200		Preferred Bank	11,994
378		Premierwest Bancorp	6,044
400		PrivateBancorp, Inc	18,288
655		Prosperity Bancshares, Inc	22,296
780		Provident Bankshares Corp	28,899
1,599		Provident Financial Services, Inc	29,597
1,047		Provident New York Bancorp	14,323
738		R & G Financial Corp (Class B)	5,498
11,570		Regions Financial Corp	425,660
225		Renasant Corp	6,316
2,244		Republic Bancorp, Inc	29,913
115		Republic Bancorp, Inc (Class A)	2,432
318		Royal Bancshares of Pennsylvania (Class A)	8,615
701		S&T Bancorp, Inc	22,783
420		S.Y. Bancorp, Inc	12,461
404		Sandy Spring Bancorp, Inc	14,285
158		Santander BanCorp	2,985
319		SCBT Financial Corp	11,931
476		Seacoast Banking Corp of Florida	14,375
202		Security Bank Corp	4,567
220		Shore Bancshares, Inc	6,325
758	*	Signature Bank	23,445
456		Simmons First National Corp (Class A)	13,229
2,518		Sky Financial Group, Inc	62,698
201		Smithtown Bancorp, Inc	5,425
1,830		South Financial Group, Inc	47,635
315		Southside Bancshares, Inc	8,407
340		Southwest Bancorp, Inc	8,779
9,475		Sovereign Bancorp, Inc	203,807
269		State National Bancshares, Inc	10,219
8,405		State Street Corp	524,472
504		Sterling Bancorp	9,909
1,322		Sterling Bancshares, Inc	26,771
721		Sterling Financial Corp	15,855
858		Sterling Financial Corp	27,825
278		Suffolk Bancorp	8,874
270		Summit Bancshares, Inc	7,592
363	*	Sun Bancorp, Inc	6,835

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
9,291		SunTrust Banks, Inc	$718,008
445	*	Superior Bancorp	5,118
1,209		Susquehanna Bancshares, Inc	29,548
916	*	SVB Financial Group	40,890
6,990		Synovus Financial Corp	205,296
156		Taylor Capital Group, Inc	4,610
3,221		TCF Financial Corp	84,680
2,303		TD Banknorth, Inc	66,511
561	*	Texas Capital Bancshares, Inc	10,502
1,185		Texas Regional Bancshares, Inc (Class A)	45,563
238		Texas United Bancshares, Inc	7,852
700		TierOne Corp	23,751
268		Tompkins Trustco, Inc	12,181
360		Trico Bancshares	8,910
2,095		Trustco Bank Corp NY	22,710
1,343		Trustmark Corp	42,210
2,592		UCBH Holdings, Inc	45,256
770		UMB Financial Corp	28,159
1,513		Umpqua Holdings Corp	43,272
229		Union Bankshares Corp	10,149
1,300		UnionBanCal Corp	79,170
957		United Bankshares, Inc	35,620
790		United Community Banks, Inc	23,740
933		United Community Financial Corp	11,495
305		Univest Corp of Pennsylvania	8,811
45,249		US Bancorp	1,503,172
536		USB Holding Co, Inc	11,824
2,734		Valley National Bancorp	69,908
204		Vineyard National Bancorp	5,296
300	*	Virginia Commerce Bancorp	6,660
148		Virginia Financial Group, Inc	4,064
3,203		W Holding Co, Inc	18,930
40,920		Wachovia Corp	2,283,336
2,002		Washington Federal, Inc	44,925
24,399		Washington Mutual, Inc	1,060,624
378		Washington Trust Bancorp, Inc	10,021
1,157		Webster Financial Corp	54,506
85,534		Wells Fargo & Co	3,094,620
594		WesBanco, Inc	17,357
539		West Bancorporation, Inc	9,222
463		West Coast Bancorp	14,140
810		Westamerica Bancorporation	40,913
340	*	Western Alliance Bancorp	11,186
300		Westfield Financial, Inc	9,531
1,690		Whitney Holding Corp	60,451
385		Willow Grove Bancorp, Inc	6,029
1,670		Wilmington Trust Corp	74,398
396		Wilshire Bancorp, Inc	7,540
687		Wintrust Financial Corp	34,453
197		WSFS Financial Corp	12,251
400		Yardville National Bancorp	14,264
2,677		Zions Bancorporation	213,651
		TOTAL DEPOSITORY INSTITUTIONS	38,967,614

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
EATING AND DRINKING PLACES - 0.96%
512	*	AFC Enterprises	$7,393
2,086		Applebees International, Inc	44,870
2,995		Aramark Corp (Class B)	98,416
289	*	BJ's Restaurants, Inc	6,361
945		Bob Evans Farms, Inc	28,615
2,186		Brinker International, Inc	87,637
131	*	Buffalo Wild Wings, Inc	5,011
599	*	California Pizza Kitchen, Inc	17,928
819		CBRL Group, Inc	33,112
944	*	CEC Entertainment, Inc	29,745
206	*	Chipotle Mexican Grill, Inc	10,232
1,534		CKE Restaurants, Inc	25,648
869	*	Cosi, Inc	4,658
3,829		Darden Restaurants, Inc	162,618
2,338	*	Denny's Corp	7,972
801		Domino's Pizza, Inc	20,546
571		IHOP Corp	26,466
985	*	Jack in the Box, Inc	51,397
1,773	*	Krispy Kreme Doughnuts, Inc	14,361
601		Landry's Restaurants, Inc	18,120
325		Lone Star Steakhouse & Saloon, Inc	9,025
602	*	Luby's, Inc	5,942
302	*	McCormick & Schmick's Seafood Restaurants, Inc	6,792
31,669		McDonald's Corp	1,238,891
553	*	O'Charleys, Inc	10,490
1,645		OSI Restaurant Partners, Inc	52,163
570	*	Papa John's International, Inc	20,583
797	*	PF Chang's China Bistro, Inc	27,664
964	*	Rare Hospitality International, Inc	29,460
371	*	Red Robin Gourmet Burgers, Inc	17,107
1,586		Ruby Tuesday, Inc	44,709
330	*	Ruth's Chris Steak House, Inc	6,211
1,125	*	Ryan's Restaurant Group, Inc	17,854
2,219	*	Sonic Corp	50,171
19,466	*	Starbucks Corp	662,817
1,092	*	Texas Roadhouse, Inc (Class A)	13,410
2,120	*	The Cheesecake Factory, Inc	57,643
890	*	The Steak N Shake Co	15,032
836		Tim Hortons, Inc	21,987
1,594		Triarc Cos (Class B)	24,101
2,998		Wendy's International, Inc	200,866
6,817		Yum! Brands, Inc	354,825
		TOTAL EATING AND DRINKING PLACES	3,588,849

EDUCATIONAL SERVICES - 0.13%
3,600	*	Apollo Group, Inc (Class A)	177,264
2,538	*	Career Education Corp	57,105
2,375	*	Corinthian Colleges, Inc	25,674
1,572	*	DeVry, Inc	33,436
470	*	Educate, Inc	3,755
1,129	*	ITT Educational Services, Inc	74,853
1,166	*	Laureate Education, Inc	55,805
381		Strayer Education, Inc	41,228

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
561	*	Universal Technical Institute, Inc	$10,036
		TOTAL EDUCATIONAL SERVICES	479,156

ELECTRIC, GAS, AND SANITARY SERVICES - 4.06%
17,012	*	AES Corp	346,875
2,014		AGL Resources, Inc	73,511
4,238	*	Allegheny Energy, Inc	170,240
547		Allete, Inc	23,767
3,079		Alliant Energy Corp	110,013
6,436	*	Allied Waste Industries, Inc	72,534
5,204		Ameren Corp	274,719
400		American Ecology Corp	7,896
10,005		American Electric Power Co, Inc	363,882
401		American States Water Co	15,338
3,314		Aqua America, Inc	72,709
9,595	*	Aquila, Inc	41,546
2,086		Atmos Energy Corp	59,555
1,238		Avista Corp	29,316
875		Black Hills Corp	29,409
444		California Water Service Group	16,397
442		Cascade Natural Gas Corp	11,532
553	*	Casella Waste Systems, Inc (Class A)	5,718
8,025		Centerpoint Energy, Inc	114,918
467		CH Energy Group, Inc	24,036
400	*	Clean Harbors, Inc	17,420
1,455		Cleco Corp	36,724
5,689	*	CMS Energy Corp	82,149
6,144		Consolidated Edison, Inc	283,853
4,628		Constellation Energy Group, Inc	273,978
2,952	*	Covanta Holding Corp	63,557
227		Crosstex Energy, Inc	20,332
8,797		Dominion Resources, Inc	672,882
3,071		DPL, Inc	83,285
4,581		DTE Energy Co	190,157
31,389		Duke Energy Corp	947,948
1,878		Duquesne Light Holdings, Inc	36,921
8,957	*	Dynegy, Inc (Class A)	49,622
8,262		Edison International	344,030
16,666		El Paso Corp	227,324
1,465	*	El Paso Electric Co	32,728
665		Empire District Electric Co	14,883
1,914		Energen Corp	80,139
3,852		Energy East Corp	91,369
177		EnergySouth, Inc	5,974
5,270		Entergy Corp	412,272
16,981		Exelon Corp	1,028,030
8,399		FirstEnergy Corp	469,168
10,216		FPL Group, Inc	459,720
2,033		Great Plains Energy, Inc	63,064
1,942		Hawaiian Electric Industries, Inc	52,550
1,026		Idacorp, Inc	38,793
300		ITC Holdings Corp	9,360
4,393		KeySpan Corp	180,728
2,750		Kinder Morgan, Inc	288,337

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
511		Laclede Group, Inc	$16,393
4,648		MDU Resources Group, Inc	103,836
670		Metal Management, Inc	18,653
461		MGE Energy, Inc	14,927
6,813	*	Mirant Corp	186,063
2,122		National Fuel Gas Co	77,135
729		New Jersey Resources Corp	35,940
1,150		Nicor, Inc	49,174
7,047		NiSource, Inc	153,202
3,964		Northeast Utilities	92,242
689		Northwest Natural Gas Co	27,064
933		NorthWestern Corp	32,636
3,471	*	NRG Energy, Inc	157,236
2,778		NSTAR	92,674
2,378		OGE Energy Corp	85,870
2,944		Oneok, Inc	111,254
300		Ormat Technologies, Inc	9,816
890		Otter Tail Corp	26,024
1,085		Peoples Energy Corp	44,105
4,920		Pepco Holdings, Inc	118,916
8,826		PG&E Corp	367,603
90	*	Pico Holdings, Inc	2,929
2,118		Piedmont Natural Gas Co, Inc	53,607
400	*	Pike Electric Corp	5,960
2,464		Pinnacle West Capital Corp	111,003
1,364	*	Plug Power, Inc	5,551
1,795		PNM Resources, Inc	49,488
691		Portland General Electric Co	16,867
9,584		PPL Corp	315,314
6,443		Progress Energy, Inc	292,383
445	v*	Progress Energy, Inc	4
6,399		Public Service Enterprise Group, Inc	391,555
2,999		Puget Energy, Inc	68,167
2,210		Questar Corp	180,712
8,031	*	Reliant Energy, Inc	98,862
2,871		Republic Services, Inc	115,443
800		Resource America, Inc (Class A)	16,640
2,837		SCANA Corp	114,246
6,490		Sempra Energy	326,123
4,965	*	Sierra Pacific Resources	71,198
648		SJW Corp	19,382
672		South Jersey Industries, Inc	20,100
18,852		Southern Co	649,640
2,494		Southern Union Co	65,888
1,030		Southwest Gas Corp	34,320
487		Southwest Water Co	5,956
1,143	*	Stericycle, Inc	79,770
1,592		Synagro Technologies, Inc	6,718
5,187		TECO Energy, Inc	81,177
11,638		TXU Corp	727,608
2,660		UGI Corp	65,037
575		UIL Holdings Corp	21,563
758		Unisource Energy Corp	25,264
2,064		Vectren Corp	55,418

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,137	*	Waste Connections, Inc	$43,104
565	*	Waste Services, Inc	5,164
2,264		Westar Energy, Inc	53,227
1,375		WGL Holdings, Inc	43,092
15,063		Williams Cos, Inc	359,554
2,853		Wisconsin Energy Corp	123,078
1,065		WPS Resources Corp	52,856
10,609		Xcel Energy, Inc	219,076
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,235,015

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.44%
722	*	Actel Corp	11,227
1,166		Acuity Brands, Inc	52,936
2,884	*	Adaptec, Inc	12,718
3,168	*	ADC Telecommunications, Inc	47,520
1,713		Adtran, Inc	40,838
938	*	Advanced Analogic Technologies, Inc	5,150
609	*	Advanced Energy Industries, Inc	10,377
12,177	*	Advanced Micro Devices, Inc	302,598
1,672	*	Aeroflex, Inc	17,188
4,255	*	Agere Systems, Inc	63,527
9,348	*	Altera Corp	171,816
4,357		American Power Conversion Corp	95,680
687	*	American Superconductor Corp	6,362
1,842		Ametek, Inc	80,219
982	*	AMIS Holdings, Inc	9,319
2,073	*	Amkor Technology, Inc	10,697
2,296		Amphenol Corp (Class A)	142,191
1,240	*	Anadigics, Inc	8,878
9,319		Analog Devices, Inc	273,885
4,336	*	Andrew Corp	40,021
21,656	*	Apple Computer, Inc	1,668,162
9,310	*	Applied Micro Circuits Corp	26,906
2,569	*	Arris Group, Inc	29,441
1,331	*	Atheros Communications, Inc	24,131
10,601	*	Atmel Corp	64,030
973	*	ATMI, Inc	28,285
4,326	*	Avanex Corp	7,484
3,411	*	Avnet, Inc	66,924
1,162		AVX Corp	20,556
810		Baldor Electric Co	24,972
257		Bel Fuse, Inc (Class B)	8,247
1,878	*	Benchmark Electronics, Inc	50,481
1,449	*	Bookham, Inc	4,666
11,700	*	Broadcom Corp (Class A)	354,978
1,990	*	Broadwing Corp	25,114
7,166	*	Brocade Communications Systems, Inc	50,592
580	*	CalAmp Corp	3,532
2,707	*	Capstone Turbine Corp	3,817
931	*	C-COR, Inc	7,988
673	*	Ceradyne, Inc	27,654
1,008	*	Checkpoint Systems, Inc	16,642
717	*	China BAK Battery, Inc	4,818
2,233	*	Ciena Corp	60,849

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
155,190	*	Cisco Systems, Inc	$3,569,370
600	*	Color Kinetics, Inc	10,188
456	*	Comtech Telecommunications Corp	15,267
5,207	*	Comverse Technology, Inc	111,638
10,588	*	Conexant Systems, Inc	21,176
2,139	*	Cree, Inc	43,015
1,104		CTS Corp	15,213
360		Cubic Corp	7,049
3,443	*	Cypress Semiconductor Corp	61,182
513	*	Diodes, Inc	22,146
695	*	Ditech Networks, Inc	5,358
721	*	Dolby Laboratories, Inc (Class A)	14,312
795	*	DSP Group, Inc	18,166
473	*	DTS, Inc	10,018
1,002	*	Electro Scientific Industries, Inc	20,641
1,200	*	Emcore Corp	7,104
10,398		Emerson Electric Co	871,976
383	*	EMS Technologies, Inc	7,193
1,595	*	Energizer Holdings, Inc	114,824
1,010	*	Energy Conversion Devices, Inc	37,410
1,186	*	EnerSys	19,023
1,721	*	Evergreen Solar, Inc	14,284
901	*	Exar Corp	11,974
3,140	*	Fairchild Semiconductor International, Inc	58,718
4,657	*	Finisar Corp	16,905
576		Franklin Electric Co, Inc	30,609
10,224	*	Freescale Semiconductor, Inc (Class B)	388,614
1,189	*	FuelCell Energy, Inc	9,048
6,578	*	Gemstar-TV Guide International, Inc	21,839
625	*	Genlyte Group, Inc	44,500
2,670	*	GrafTech International Ltd	15,593
567	*	Greatbatch, Inc	12,826
1,653		Harman International Industries, Inc	137,926
2,383	*	Harmonic, Inc	17,515
3,396		Harris Corp	151,088
2,411	*	Hexcel Corp	34,116
332	*	Hittite Microwave Corp	14,774
20,974		Honeywell International, Inc	857,837
593	*	Hutchinson Technology, Inc	12,471
296	*	ID Systems, Inc	6,994
534	*	Ikanos Communications, Inc	6,285
1,062		Imation Corp	42,639
5,405	*	Integrated Device Technology, Inc	86,804
148,570		Intel Corp	3,056,085
1,494	*	Interdigital Communications Corp	50,945
832	*	International DisplayWorks, Inc	5,300
1,847	*	International Rectifier Corp	64,349
3,852		Intersil Corp (Class A)	94,567
499		Inter-Tel, Inc	10,778
916	*	InterVoice, Inc	5,807
290	*	iRobot Corp	5,817
529	*	IXYS Corp	4,438
42,194	*	JDS Uniphase Corp	92,405
2,675	*	Kemet Corp	21,587

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
3,151		L-3 Communications Holdings, Inc	$246,818
358	*	Lamson & Sessions Co	8,528
2,469	*	Lattice Semiconductor Corp	16,839
1,041		Lincoln Electric Holdings, Inc	56,682
7,834		Linear Technology Corp	243,794
463	*	Littelfuse, Inc	16,066
293	*	Loral Space & Communications, Inc	7,712
508		LSI Industries, Inc	8,255
10,469	*	LSI Logic Corp	86,055
114,997	*	Lucent Technologies, Inc	269,093
1,123	*	Mattson Technology, Inc	9,321
8,278		Maxim Integrated Products, Inc	232,363
375	*	Maxwell Technologies, Inc	7,628
3,375	*	McData Corp (Class A)	16,976
366	*	Medis Technologies Ltd	9,044
3,609	*	MEMC Electronic Materials, Inc	132,198
597	*	Mercury Computer Systems, Inc	7,074
1,436		Methode Electronics, Inc	13,656
160	*	Metrologic Instruments, Inc	2,906
1,757	*	Micrel, Inc	16,850
5,430		Microchip Technology, Inc	176,041
18,229	*	Micron Technology, Inc	317,185
1,829	*	Microsemi Corp	34,477
1,400	*	Microtune, Inc	6,804
2,839	*	Mindspeed Technologies, Inc	4,911
1,154	*	MIPS Technologies, Inc	7,790
696	*	Mobility Electronics, Inc	3,870
3,603		Molex, Inc	140,409
700	*	Monolithic Power Systems, Inc	6,622
867	*	Moog, Inc	30,050
603	*	MoSys, Inc	4,058
62,726		Motorola, Inc	1,568,150
2,667	*	MRV Communications, Inc	7,361
300	*	Multi-Fineline Electronix, Inc	7,611
128		National Presto Industries, Inc	7,075
8,503		National Semiconductor Corp	200,076
300	*	Netlogic Microsystems, Inc	7,611
9,543	*	Network Appliance, Inc	353,186
3,326	*	Novellus Systems, Inc	91,997
8,924	*	Nvidia Corp	264,061
1,167	*	Omnivision Technologies, Inc	16,653
3,389	*	ON Semiconductor Corp	19,927
2,142	*	Openwave Systems, Inc	20,049
752	*	Oplink Communications Inc	15,025
517	*	Optical Communication Products, Inc	1,018
347	*	OSI Systems, Inc	6,801
400		Park Electrochemical Corp	12,672
474	*	Parkervision, Inc	3,446
271	*	Pericom Semiconductor Corp	2,642
1,081	*	Photronics, Inc	15,275
1,280		Plantronics, Inc	22,438
1,179	*	Plexus Corp	22,637
557	*	PLX Technology, Inc	5,776
4,913	*	PMC - Sierra, Inc	29,183

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
2,444	*	Polycom, Inc	$59,951
391	*	Portalplayer, Inc	4,410
108	*	Powell Industries, Inc	2,390
2,364	*	Power-One, Inc	17,115
2,962	*	Powerwave Technologies, Inc	22,511
4,162	*	QLogic Corp	78,662
42,570		Qualcomm, Inc	1,547,420
1,165	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,307
3,459		RadioShack Corp	66,759
455	*	Radyne Corp	5,569
2,024	*	Rambus, Inc	35,299
354		Raven Industries, Inc	10,624
794		Regal-Beloit Corp	34,539
4,968	*	RF Micro Devices, Inc	37,657
4,414		Rockwell Collins, Inc	242,064
458	*	Rogers Corp	28,282
14,370	*	Sanmina-SCI Corp	53,744
1,640	*	Semtech Corp	20,926
2,200	*	Silicon Image, Inc	27,984
1,289	*	Silicon Laboratories, Inc	39,985
2,309	*	Silicon Storage Technology, Inc	9,513
642	*	Sirenza Microdevices, Inc	5,072
36,213	*	Sirius Satellite Radio, Inc	141,593
3,963	*	Skyworks Solutions, Inc	20,568
850	*	Spansion, Inc	14,170
1,075	*	Spectrum Brands, Inc	9,073
398	*	Standard Microsystems Corp	11,311
2,467	*	Stratex Networks, Inc	10,953
200	*	Sunpower Corp	5,548
400	*	Supertex, Inc	15,548
5,522	*	Sycamore Networks, Inc	20,873
1,400	*	Symmetricom, Inc	11,298
620	*	Synaptics, Inc	15,109
1,002		Technitrol, Inc	29,910
1,594	*	Tekelec	20,658
991		Teleflex, Inc	55,139
11,241	*	Tellabs, Inc	123,201
1,148	*	Tessera Technologies, Inc	39,927
39,616		Texas Instruments, Inc	1,317,232
1,611	*	Thomas & Betts Corp	76,861
5,130	*	Transmeta Corp	5,900
2,723	*	Transwitch Corp	3,839
1,456	*	Trident Microsystems, Inc	33,867
2,542	*	Triquint Semiconductor, Inc	13,218
1,148	*	TTM Technologies, Inc	13,432
100	*	Ulticom, Inc	1,041
400	*	Universal Display Corp	4,412
400	*	Universal Electronics, Inc	7,600
2,735	*	Utstarcom, Inc	24,259
1,441	*	Varian Semiconductor Equipment Associates, Inc	52,885
559	*	Viasat, Inc	14,020
270		Vicor Corp	3,116
4,556	*	Vishay Intertechnology, Inc	63,966
392	*	Volterra Semiconductor Corp	6,370

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,812		Whirlpool Corp	$152,407
8,756		Xilinx, Inc	192,194
652	*	Zhone Technologies, Inc	698
359	*	Zoltek Cos, Inc	9,172
1,164	*	Zoran Corp	18,717
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	24,144,735

ENGINEERING AND MANAGEMENT SERVICES - 0.75%
499	*	Advisory Board Co	25,209
2,651	*	Amylin Pharmaceuticals, Inc	116,830
1,934	*	Applera Corp (Celera Genomics Group)	26,921
1,473	*	Ariad Pharmaceuticals, Inc	6,422
462		CDI Corp	9,568
8,967	*	Celgene Corp	388,271
304	*	Cornell Cos, Inc	5,253
1,045		Corporate Executive Board Co	93,956
193	*	CRA International, Inc	9,198
1,159	*	CV Therapeutics, Inc	12,911
1,224	*	deCODE genetics, Inc	6,732
656	*	Diamond Management & Technology Consultants, Inc	7,308
2,311	*	Digitas, Inc	22,232
800	*	Diversa Corp	6,416
1,615	*	eResearch Technology, Inc	13,098
444	*	Essex Corp	7,726
2,026	*	Exelixis, Inc	17,646
338	*	Exponent, Inc	5,634
557	*	First Consulting Group, Inc	5,431
2,206		Fluor Corp	169,619
1,427	*	Gen-Probe, Inc	66,912
1,141	*	Harris Interactive, Inc	6,960
1,368	*	Hewitt Associates, Inc	33,188
446	*	Huron Consulting Group, Inc	17,483
1,608	*	ICOS Corp	40,296
1,684	*	Incyte Corp	7,123
688	*	Infrasource Services, Inc	12,074
2,316	*	Isis Pharmaceuticals, Inc	16,629
1,506	*	Jacobs Engineering Group, Inc	112,543
319	*	Kendle International, Inc	10,214
230		Landauer, Inc	11,673
620	*	LECG Corp	11,631
1,784	*	Lexicon Genetics, Inc	6,726
800	*	Lifecell Corp	25,776
563	*	Luminex Corp	10,263
643		MAXIMUS, Inc	16,782
393	*	Maxygen, Inc	3,266
3,141	*	Monogram Biosciences, Inc	4,806
6,083		Moody's Corp	397,706
265	*	MTC Technologies, Inc	6,371
1,022	*	Myriad Genetics, Inc	25,192
1,293	*	Navigant Consulting, Inc	25,938
692	*	Omnicell, Inc	12,380
8,444		Paychex, Inc	311,161
956	*	Per-Se Technologies, Inc	21,778
551	*	PharmaNet Development Group, Inc	10,706

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
4,074		Quest Diagnostics, Inc	$249,166
1,461	*	Regeneron Pharmaceuticals, Inc	22,923
3,534	*	Rentech, Inc	16,362
1,302	*	Resources Connection, Inc	34,881
682	*	Rigel Pharmaceuticals, Inc	7,004
1,380	*	Savient Pharmaceuticals, Inc	8,984
539	*	Senomyx, Inc	8,284
2,024	*	Shaw Group, Inc	47,847
700	*	Symyx Technologies, Inc	14,833
325	*	Tejon Ranch Co	13,790
1,200	*	Telik, Inc	21,348
1,586	*	Tetra Tech, Inc	27,628
482	*	Trimeris, Inc	4,242
1,320	*	URS Corp	51,335
700		Washington Group International, Inc	41,202
1,094		Watson Wyatt & Co Holdings	44,766
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,796,553

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
962	*	Home Solutions of America, Inc	5,272
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	5,272

FABRICATED METAL PRODUCTS - 0.39%
822	*	Alliant Techsystems, Inc	66,631
298		Ameron International Corp	19,799
919		Aptargroup, Inc	46,759
2,667		Ball Corp	107,880
500		CIRCOR International, Inc	15,275
3,196		Commercial Metals Co	64,975
325	*	Commercial Vehicle Group, Inc	6,260
1,378		Crane Co	57,600
4,184	*	Crown Holdings, Inc	77,822
400		Dynamic Materials Corp	12,968
1,009	*	Griffon Corp	24,085
100		Gulf Island Fabrication, Inc	2,609
12,691		Illinois Tool Works, Inc	569,826
367		Insteel Industries, Inc	7,292
2,538	*	Jacuzzi Brands, Inc	25,355
362	*	Ladish Co, Inc	10,455
201		Lifetime Brands, Inc	3,723
913	*	Mobile Mini, Inc	25,938
657	*	Mueller Water Products, Inc	9,599
551	*	NCI Building Systems, Inc	32,052
2,626		Pentair, Inc	68,775
576		Silgan Holdings, Inc	21,635
954		Simpson Manufacturing Co, Inc	25,787
744	*	Smith & Wesson Holding Corp	10,327
1,508		Snap-On, Inc	67,181
2,026	*	Taser International, Inc	15,519
566		Valmont Industries, Inc	29,574
763		Watts Water Technologies, Inc (Class A)	24,233
		TOTAL FABRICATED METAL PRODUCTS	1,449,934

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 2.89%
19,651		Anheuser-Busch Cos, Inc	$933,619
16,620		Archer Daniels Midland Co	629,566
300	*	Boston Beer Co, Inc (Class A)	9,855
651	*	Burger King Holdings, Inc	10,390
5,866		Campbell Soup Co	214,109
200		Coca-Cola Bottling Co Consolidated	12,396
51,807		Coca-Cola Co	2,314,737
7,894		Coca-Cola Enterprises, Inc	164,432
13,090		ConAgra Foods, Inc	320,443
5,012	*	Constellation Brands, Inc (Class A)	144,245
1,935		Corn Products International, Inc	62,965
1,501	*	Darling International, Inc	6,289
5,488		Del Monte Foods Co	57,350
401		Diamond Foods, Inc	5,738
300		Farmer Bros Co	6,162
1,356		Flowers Foods, Inc	36,449
8,804		General Mills, Inc	498,306
1,344	*	Gold Kist, Inc	28,009
8,452		H.J. Heinz Co	354,392
1,572	*	Hansen Natural Corp	51,059
4,466		Hershey Co	238,708
1,903		Hormel Foods Corp	68,470
296		Imperial Sugar Co	9,212
568		J&J Snack Foods Corp	17,665
1,464		J.M. Smucker Co	70,199
561	*	Jones Soda Co	5,021
6,175		Kellogg Co	305,786
5,244		Kraft Foods, Inc (Class A)	187,001
532		Lancaster Colony Corp	23,812
991		Lance, Inc	21,822
274	*	M&F Worldwide Corp	4,028
3,422		McCormick & Co, Inc	129,968
239		MGP Ingredients, Inc	5,084
1,229		Molson Coors Brewing Co (Class B)	84,678
283	*	Peet's Coffee & Tea, Inc	7,078
3,429		Pepsi Bottling Group, Inc	121,730
1,453		PepsiAmericas, Inc	31,007
42,059		PepsiCo, Inc	2,744,770
1,022	*	Performance Food Group Co	28,708
358		Premium Standard Farms, Inc	6,820
708	*	Ralcorp Holdings, Inc	34,147
427		Reddy Ice Holdings, Inc	10,333
466		Sanderson Farms, Inc	15,080
19,234		Sara Lee Corp	309,090
2,442	*	Smithfield Foods, Inc	65,983
923		Tootsie Roll Industries, Inc	27,053
1,164		Topps Co, Inc	10,429
784	*	TreeHouse Foods, Inc	18,542
5,837		Tyson Foods, Inc (Class A)	92,692
5,917		Wrigley (Wm.) Jr Co	272,537
		TOTAL FOOD AND KINDRED PRODUCTS	10,827,964

FOOD STORES - 0.26%
35		Arden Group, Inc (Class A)	4,074

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
453		Great Atlantic & Pacific Tea Co, Inc	$10,908
636		Ingles Markets, Inc (Class A)	16,778
18,259		Kroger Co	422,513
839	*	Panera Bread Co (Class A)	48,872
588	*	Pantry, Inc	33,146
1,200	*	Pathmark Stores, Inc	11,940
1,005		Ruddick Corp	26,160
5,098		Supervalu, Inc	151,156
314		Weis Markets, Inc	12,497
3,598		Whole Foods Market, Inc	213,829
665	*	Wild Oats Markets, Inc	10,753
		TOTAL FOOD STORES	962,626

FORESTRY - 0.12%
1,965		Rayonier, Inc	74,277
6,321		Weyerhaeuser Co	388,931
		TOTAL FORESTRY	463,208

FURNITURE AND FIXTURES - 0.30%
856		Ethan Allen Interiors, Inc	29,669
1,351		Furniture Brands International, Inc	25,723
1,706		Herman Miller, Inc	58,362
1,519		Hillenbrand Industries, Inc	86,553
1,341		HNI Corp	55,759
164		Hooker Furniture Corp	2,404
1,255	*	Interface, Inc (Class A)	16,164
4,985		Johnson Controls, Inc	357,624
620		Kimball International, Inc (Class B)	11,966
1,120		La-Z-Boy, Inc	15,635
4,711		Leggett & Platt, Inc	117,916
9,956		Masco Corp	272,994
522		Sealy Corp	6,817
1,137	*	Select Comfort Corp	24,878
340		Stanley Furniture Co, Inc	7,245
1,121	*	Tempur-Pedic International, Inc	19,248
764	*	Williams Scotsman International, Inc	16,319
		TOTAL FURNITURE AND FIXTURES	1,125,276

FURNITURE AND HOME FURNISHINGS STORES - 0.21%
7,282	*	Bed Bath & Beyond, Inc	278,609
4,606		Circuit City Stores, Inc	115,657
707	*	Cost Plus, Inc	8,463
1,692	*	GameStop Corp	78,306
672	*	Guitar Center, Inc	30,025
768		Haverty Furniture Cos, Inc	12,250
864		Knoll, Inc	17,453
1,303	*	Mohawk Industries, Inc	97,008
2,367		Pier 1 Imports, Inc	17,563
741	*	Restoration Hardware, Inc	6,424
1,989		Steelcase, Inc (Class A)	31,207
668		Tuesday Morning Corp	9,272
2,484		Williams-Sonoma, Inc	80,457
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	782,694

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
GENERAL BUILDING CONTRACTORS - 0.34%
90	*	Avatar Holdings, Inc	$5,315
1,053		Beazer Homes USA, Inc	41,109
344		Brookfield Homes Corp	9,687
165	*	Cavco Industries, Inc	5,199
3,132		Centex Corp	164,806
7,940		DR Horton, Inc	190,163
1,288	*	Hovnanian Enterprises, Inc (Class A)	37,790
2,070		KB Home	90,666
3,324		Lennar Corp (Class A)	150,411
325		Levitt Corp (Class A)	3,822
266		M/I Homes, Inc	9,403
139	v*	Mascotech (Escrow)	0
532		McGrath RentCorp	13,619
834		MDC Holdings, Inc	38,739
586	*	Meritage Homes Corp	24,383
120	*	NVR, Inc	64,200
429	*	Palm Harbor Homes, Inc	6,418
514	*	Perini Corp	10,732
5,494		Pulte Homes, Inc	175,039
1,022		Ryland Group, Inc	44,161
1,437		Standard-Pacific Corp	33,770
382		Technical Olympic USA, Inc	3,755
3,278	*	Toll Brothers, Inc	92,046
1,122		Walter Industries, Inc	47,887
909	*	WCI Communities, Inc	15,853
		TOTAL GENERAL BUILDING CONTRACTORS	1,278,973

GENERAL MERCHANDISE STORES - 1.81%
1,137	*	99 Cents Only Stores	13,451
3,096	*	Big Lots, Inc	61,332
1,740	*	BJ's Wholesale Club, Inc	50,773
801	*	Cabela's, Inc	17,406
1,339		Casey's General Stores, Inc	29,820
207	*	Conn's, Inc	4,320
11,963		Costco Wholesale Corp	594,322
1,749		Dillard's, Inc (Class A)	57,245
8,151		Dollar General Corp	111,098
3,892		Family Dollar Stores, Inc	113,802
13,912		Federated Department Stores, Inc	601,138
1,283		Fred's, Inc	16,191
5,970		JC Penney Co, Inc	408,288
373	*	Retail Ventures, Inc	5,748
3,234		Saks, Inc	55,884
556		Stein Mart, Inc	8,457
22,018		Target Corp	1,216,495
11,817		TJX Cos, Inc	331,231
62,571		Wal-Mart Stores, Inc	3,086,002
		TOTAL GENERAL MERCHANDISE STORES	6,783,003

HEALTH SERVICES - 1.70%
1,059	*	Alliance Imaging, Inc	8,271
507	*	Amedisys, Inc	20,113
5,438		AmerisourceBergen Corp	245,798

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
793	*	Amsurg Corp	$17,652
796	*	Apria Healthcare Group, Inc	15,713
500	*	Bio-Reference Labs, Inc	11,225
315		Brookdale Senior Living, Inc	14,622
11,218		Caremark Rx, Inc	635,724
2,993		Cigna Corp	348,146
2,381	*	Community Health Systems, Inc	88,930
90	*	Corvel Corp	3,157
1,241	*	Covance, Inc	82,378
4,158	*	Coventry Health Care, Inc	214,220
941	*	Cross Country Healthcare, Inc	15,997
2,701	*	DaVita, Inc	156,307
1,437	*	Edwards Lifesciences Corp	66,950
604	*	Enzo Biochem, Inc	7,363
3,138	*	Express Scripts, Inc	236,888
817	*	Five Star Quality Care, Inc	8,791
517	*	Genesis HealthCare Corp	24,625
671	*	Gentiva Health Services, Inc	11,031
9,795		HCA, Inc	488,673
5,904		Health Management Associates, Inc (Class A)	123,394
867	*	Healthways, Inc	38,668
270	*	Horizon Health Corp	4,123
708	*	Kindred Healthcare, Inc	21,049
3,121	*	Laboratory Corp of America Holdings	204,644
404		LCA-Vision, Inc	16,689
294	*	LHC Group, Inc	6,562
1,383	*	LifePoint Hospitals, Inc	48,848
2,396	*	Lincare Holdings, Inc	82,997
959	*	Magellan Health Services, Inc	40,853
1,989		Manor Care, Inc	103,985
450	*	Matria Healthcare, Inc	12,506
7,816		McKesson Corp	412,060
170	*	Medcath Corp	5,115
7,588	*	Medco Health Solutions, Inc	456,115
175		National Healthcare Corp	9,403
2,300	*	Nektar Therapeutics	33,143
631	*	Odyssey HealthCare, Inc	8,948
3,130		Omnicare, Inc	134,872
1,087		Option Care, Inc	14,555
1,266	*	Pediatrix Medical Group, Inc	57,730
2,609		Pharmaceutical Product Development, Inc	93,115
1,358	*	Psychiatric Solutions, Inc	46,294
400	*	Radiation Therapy Services, Inc	11,692
500	*	RehabCare Group, Inc	6,550
1,449	*	Sierra Health Services, Inc	54,830
610	*	Stereotaxis, Inc	6,314
594	*	Sun Healthcare Group, Inc	6,380
1,145	*	Sunrise Senior Living, Inc	34,201
467	*	Symbion, Inc	8,574
12,116	*	Tenet Healthcare Corp	98,624
2,123	*	Triad Hospitals, Inc	93,476
1,188	*	United Surgical Partners International, Inc	29,498
1,141		Universal Health Services, Inc (Class B)	68,380
309	*	VistaCare, Inc (Class A)	3,214

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
16,197	*	WellPoint, Inc	$1,247,979
		TOTAL HEALTH SERVICES	6,367,954

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
933		Granite Construction, Inc	49,776
529	*	Matrix Service Co	6,925
231	*	Sterling Construction Co, Inc	4,634
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	61,335

HOLDING AND OTHER INVESTMENT OFFICES - 2.80%
1,000		Aames Investment Corp	3,520
690		Acadia Realty Trust	17,595
861	*	Affiliated Managers Group, Inc	86,195
695	*	Affordable Residential Communities	6,735
496		Agree Realty Corp	16,294
54	*	Alexander's, Inc	16,754
586		Alexandria Real Estate Equities, Inc	54,967
3,428		Allied Capital Corp	103,560
2,246		AMB Property Corp	123,777
400		American Campus Communities, Inc	10,204
3,293		American Financial Realty Trust	36,750
1,135		American Home Mortgage Investment Corp	39,577
4,212		Annaly Mortgage Management, Inc	55,346
1,284		Anthracite Capital, Inc	16,512
1,557		Anworth Mortgage Asset Corp	13,001
2,490		Apartment Investment & Management Co (Class A)	135,481
2,088		Apollo Investment Corp	42,825
197		Arbor Realty Trust, Inc	5,035
5,410		Archstone-Smith Trust	294,520
1,164		Ashford Hospitality Trust, Inc	13,887
1,906		AvalonBay Communities, Inc	229,482
1,443		BioMed Realty Trust, Inc	43,781
2,922		Boston Properties, Inc	301,959
2,273		Brandywine Realty Trust	73,986
1,328		BRE Properties, Inc (Class A)	79,321
1,452		Camden Property Trust	110,367
637		Capital Lease Funding, Inc	7,064
79		Capital Southwest Corp	9,413
373		Capital Trust, Inc	15,192
1,657		CBL & Associates Properties, Inc	69,445
777		Cedar Shopping Centers, Inc	12,564
309		CentraCore Properties Trust	9,811
300		Cherokee, Inc	10,983
1,100		Colonial Properties Trust	52,591
336		Compass Diversified Trust	5,141
957		Corporate Office Properties Trust	42,835
936		Cousins Properties, Inc	32,021
2,446		Crescent Real Estate Equities Co	53,347
1,329		Deerfield Triarc Capital Corp	17,423
2,785		Developers Diversified Realty Corp	155,292
1,659		DiamondRock Hospitality Co	27,556
300		Digital Realty Trust, Inc	9,396
3,522		Duke Realty Corp	131,547
570		EastGroup Properties, Inc	28,420

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
600		Education Realty Trust, Inc	$8,856
87	*	Enstar Group, Inc	8,312
663		Entertainment Properties Trust	32,699
1,440		Equity Inns, Inc	22,925
476		Equity Lifestyle Properties, Inc	21,758
9,249		Equity Office Properties Trust	367,740
800		Equity One, Inc	19,176
7,352		Equity Residential	371,864
618		Essex Property Trust, Inc	75,025
1,100		Extra Space Storage, Inc	19,041
1,367		Federal Realty Investment Trust	101,568
1,572		FelCor Lodging Trust, Inc	31,519
1,272		Fieldstone Investment Corp	11,105
1,143		First Industrial Realty Trust, Inc	50,292
423		First Potomac Realty Trust	12,783
1,277		Franklin Street Properties Corp	25,361
3,885		Friedman Billings Ramsey Group, Inc	31,197
4,334		General Growth Properties, Inc	206,515
629		Getty Realty Corp	18,417
236		Gladstone Capital Corp	5,194
430		Gladstone Investment Corp	6,278
847		Glenborough Realty Trust, Inc	21,793
789		Glimcher Realty Trust	19,551
390		Global Signal, Inc	19,726
800		GMH Communities Trust	10,096
400		Gramercy Capital Corp	10,084
350		Harris & Harris Group, Inc	4,298
3,586		Health Care Property Investors, Inc	111,345
1,541		Health Care REIT, Inc	61,655
1,251		Healthcare Realty Trust, Inc	48,051
713		Heritage Property Investment Trust	25,996
706		Hersha Hospitality Trust	6,778
1,539		Highland Hospitality Corp	22,054
1,624		Highwoods Properties, Inc	60,429
936		Home Properties, Inc	53,502
1,700		HomeBanc Corp	10,455
1,756		Hospitality Properties Trust	82,883
13,064		Host Marriott Corp	299,558
5,594		HRPT Properties Trust	66,848
2,165		IMPAC Mortgage Holdings, Inc	20,286
1,748		Inland Real Estate Corp	30,625
920		Innkeepers U.S.A. Trust	14,987
1,600		Investors Real Estate Trust	15,616
6,900		iShares Russell 3000 Index Fund	530,541
2,822		iStar Financial, Inc	117,677
674		JER Investors Trust, Inc	11,566
800		Kilroy Realty Corp	60,272
5,410		Kimco Realty Corp	231,927
700		Kite Realty Group Trust	11,928
1,771		KKR Financial Corp	43,460
931		LaSalle Hotel Properties	40,350
1,363		Lexington Corporate Properties Trust	28,868
2,152		Liberty Property Trust	102,844
597		LTC Properties, Inc	14,477

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,028		Luminent Mortgage Capital, Inc	$10,578
1,853		Macerich Co	141,495
1,407		Mack-Cali Realty Corp	72,883
956		Maguire Properties, Inc	38,947
1,021		Medical Properties Trust, Inc	13,671
2,141		MFA Mortgage Investments, Inc	15,950
569		Mid-America Apartment Communities, Inc	34,834
1,511		Mills Corp	25,249
500		MortgageIT Holdings, Inc	7,040
913		National Health Investors, Inc	25,865
1,410		National Retail Properties, Inc	30,456
1,874		Nationwide Health Properties, Inc	50,111
1,272		New Century Financial Corp	50,002
2,873		New Plan Excel Realty Trust	77,715
1,140		Newcastle Investment Corp	31,247
496		Newkirk Realty Trust, Inc	8,174
700		NorthStar Realty Finance Corp	8,890
704		Novastar Financial, Inc	20,550
6,657		NTL, Inc	169,288
1,305		Omega Healthcare Investors, Inc	19,588
1,067		Pan Pacific Retail Properties, Inc	74,071
509		Parkway Properties, Inc	23,663
1,044		Pennsylvania Real Estate Investment Trust	44,443
4,762		Plum Creek Timber Co, Inc	162,098
1,037		Post Properties, Inc	49,278
1,045		Potlatch Corp	38,770
6,156		Prologis	351,261
437		PS Business Parks, Inc	26,351
3,147		Public Storage, Inc	270,611
731		RAIT Investment Trust	21,089
311		Ramco-Gershenson Properties	9,936
6,357	*	Realogy Corp	144,177
2,302		Realty Income Corp	56,882
2,127		Reckson Associates Realty Corp	91,036
514		Redwood Trust, Inc	25,890
1,682		Regency Centers Corp	115,654
650		Republic Property Trust	7,163
340		Saul Centers, Inc	15,300
1,300		Saxon Capital, Inc	18,252
1,653		Senior Housing Properties Trust	35,275
5,559		Simon Property Group, Inc	503,757
474		Sizeler Property Investors, Inc	7,124
1,116		SL Green Realty Corp	124,657
368		Sovran Self Storage, Inc	20,442
2,128		Spirit Finance Corp	24,706
478	*	Star Maritime Acquisition Corp	4,594
1,893		Strategic Hotels & Resorts, Inc	37,633
366		Sun Communities, Inc	11,697
1,496		Sunstone Hotel Investors, Inc	44,461
766		Tanger Factory Outlet Centers, Inc	27,285
273		Tarragon Corp	2,842
1,400		Taubman Centers, Inc	62,188
2,804		Thornburg Mortgage, Inc	71,418
2,431		Trizec Properties, Inc	70,280

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,750		Trustreet Properties, Inc	$21,893
3,488		United Dominion Realty Trust, Inc	105,338
488		Universal Health Realty Income Trust	17,495
562		Urstadt Biddle Properties, Inc (Class A)	10,212
1,218		U-Store-It Trust	26,138
2,686		Ventas, Inc	103,518
3,088		Vornado Realty Trust	336,592
1,105		Washington Real Estate Investment Trust	43,979
2,101		Weingarten Realty Investors	90,385
524		Windrose Medical Properties Trust	9,264
600		Winston Hotels, Inc	7,392
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,498,646

HOTELS AND OTHER LODGING PLACES - 0.50%
632		Ameristar Casinos, Inc	13,721
950	*	Aztar Corp	50,360
469	*	Bluegreen Corp	5,379
1,136		Boyd Gaming Corp	43,668
890		Choice Hotels International, Inc	36,401
1,045	*	Gaylord Entertainment Co	45,823
665	*	Great Wolf Resorts, Inc	7,953
9,942		Hilton Hotels Corp	276,885
243	*	Isle of Capri Casinos, Inc	5,118
3,584	*	Las Vegas Sands Corp	244,966
530	*	Lodgian, Inc	7,038
485		Marcus Corp	11,140
8,814		Marriott International, Inc (Class A)	340,573
3,085	*	MGM Mirage	121,827
268	*	Monarch Casino & Resort, Inc	5,197
464	*	Morgans Hotel Group Co	5,800
300	*	Riviera Holdings Corp	6,129
5,427		Starwood Hotels & Resorts Worldwide, Inc	310,370
1,308		Station Casinos, Inc	75,642
720	*	Trump Entertainment Resorts, Inc	12,211
796	*	Vail Resorts, Inc	31,856
5,086	*	Wyndham Worldwide Corp	142,255
1,247	*	Wynn Resorts Ltd	84,808
		TOTAL HOTELS AND OTHER LODGING PLACES	1,885,120

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.28%
19,164		3M Co	1,426,185
128		Aaon, Inc	2,920
696		Actuant Corp	34,870
2,424	*	AGCO Corp	61,448
741		Albany International Corp (Class A)	23,579
359	*	Allis-Chalmers Energy, Inc	5,256
4,597		American Standard Cos, Inc	192,936
190		Ampco-Pittsburgh Corp	5,877
39,579		Applied Materials, Inc	701,736
455	*	Astec Industries, Inc	11,489
354	*	ASV, Inc	5,278
1,413	*	Asyst Technologies, Inc	9,552
2,844	*	Axcelis Technologies, Inc	20,079
1,861		Black & Decker Corp	147,670

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
472		Black Box Corp	$18,370
776	*	Blount International, Inc	7,776
1,362		Briggs & Stratton Corp	37,523
2,121	*	Brooks Automation, Inc	27,679
796		Bucyrus International, Inc (Class A)	33,766
813		Carlisle Cos, Inc	68,373
328		Cascade Corp	14,973
17,085		Caterpillar, Inc	1,124,193
1,514		CDW Corp	93,384
2,247	*	Cirrus Logic, Inc	16,381
465	*	Columbus McKinnon Corp	8,384
1,196		Cummins, Inc	142,599
1,061		Curtiss-Wright Corp	32,201
1,006	*	Cymer, Inc	44,173
5,956		Deere & Co	499,768
59,015	*	Dell, Inc	1,347,903
1,867		Diebold, Inc	81,271
1,931		Donaldson Co, Inc	71,254
5,106		Dover Corp	242,229
802	*	Dresser-Rand Group, Inc	16,361
288	*	Dril-Quip, Inc	19,492
3,825		Eaton Corp	263,351
1,285	*	Electronics for Imaging, Inc	29,401
60,677	*	EMC Corp	726,910
1,918	*	Emulex Corp	34,850
549	*	EnPro Industries, Inc	16,503
3,733	*	Entegris, Inc	40,727
2,903	*	Extreme Networks, Inc	10,538
368	*	Flanders Corp	3,150
904	*	Flow International Corp	11,725
1,341	*	Flowserve Corp	67,841
1,696	*	FMC Technologies, Inc	91,075
1,308	*	Gardner Denver, Inc	43,269
6,285	*	Gateway, Inc	11,879
261	*	Gehl Co	6,990
265,734		General Electric Co	9,380,410
996	*	Global Imaging Systems, Inc	21,982
602	*	Goodman Global, Inc	8,037
125		Gorman-Rupp Co	4,088
1,799		Graco, Inc	70,269
3,382	*	Grant Prideco, Inc	128,617
71,258		Hewlett-Packard Co	2,614,456
465	*	Hydril	26,068
1,320		IDEX Corp	56,826
1,307	*	Intermec, Inc	34,453
39,422		International Business Machines Corp	3,230,239
8,569		International Game Technology	355,614
471	*	Intevac, Inc	7,913
4,717		Jabil Circuit, Inc	134,765
3,127		Joy Global, Inc	117,606
277	*	Kadant, Inc	6,803
816		Kaydon Corp	30,208
1,026		Kennametal, Inc	58,123
700	*	Komag, Inc	22,372

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,778	*	Kulicke & Soffa Industries, Inc	$15,718
3,482	*	Lam Research Corp	157,839
264	*	LB Foster Co	4,250
1,559		Lennox International, Inc	35,701
2,577	*	Lexmark International, Inc	148,590
347		Lindsay Manufacturing Co	9,976
400		Lufkin Industries, Inc	21,168
1,577		Manitowoc Co, Inc	70,634
987	*	Micros Systems, Inc	48,284
126	*	Middleby Corp	9,710
907		Modine Manufacturing Co	22,067
142		Nacco Industries, Inc (Class A)	19,299
375	*	NATCO Group, Inc	10,800
909	*	Netgear, Inc	18,716
286		NN, Inc	3,383
806		Nordson Corp	32,127
1,282	*	Oil States International, Inc	35,255
3,241		Pall Corp	99,855
2,354	*	Palm, Inc	34,274
3,106		Parker Hannifin Corp	241,429
1,062	*	Paxar Corp	21,219
590	*	ProQuest Co	7,682
3,577	*	Quantum Corp	7,798
714	*	Rackable Systems, Inc	19,542
535	*	RBC Bearings, Inc	12,920
115		Robbins & Myers, Inc	3,556
4,481		Rockwell Automation, Inc	260,346
3,122	*	Safeguard Scientifics, Inc	6,119
5,016	*	SanDisk Corp	268,557
270		Sauer-Danfoss, Inc	6,475
706	*	Scansource, Inc	21,413
1,684	*	Scientific Games Corp (Class A)	53,551
200	*	Semitool, Inc	2,068
571	*	Sigma Designs, Inc	8,536
5,444		Smith International, Inc	211,227
23,271	*	Solectron Corp	75,863
1,571		SPX Corp	83,954
344		Standex International Corp	9,591
2,097		Stanley Works	104,535
6,474		Symbol Technologies, Inc	96,204
367	*	Tecumseh Products Co (Class A)	5,582
468		Tennant Co	11,391
2,594	*	Terex Corp	117,301
2,153		Timken Co	64,116
989		Toro Co	41,706
341	*	TurboChef Technologies, Inc	4,740
810	*	Ultratech, Inc	10,789
1,608	*	VA Software Corp	6,464
3,445	*	Varian Medical Systems, Inc	183,929
1,003	*	VeriFone Holdings, Inc	28,636
719		Watsco, Inc	33,081
5,786	*	Western Digital Corp	104,727
900		Woodward Governor Co	30,186
1,879	*	Zebra Technologies Corp (Class A)	67,155
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,294,020

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
INSTRUMENTS AND RELATED PRODUCTS - 4.15%
492	*	Abaxis, Inc	$11,508
429	*	Abiomed, Inc	6,345
266	*	ADE Corp	8,517
1,770	*	Advanced Medical Optics, Inc	70,004
1,784	*	Affymetrix, Inc	38,463
10,763	*	Agilent Technologies, Inc	351,842
1,500	*	Align Technology, Inc	17,070
3,774		Allergan, Inc	424,990
1,794	*	American Medical Systems Holdings, Inc	33,063
214	*	American Science & Engineering, Inc	10,383
360		Analogic Corp	18,475
700	*	Anaren, Inc	14,749
310	*	Angiodynamics, Inc	6,420
4,635		Applera Corp (Applied Biosystems Group)	153,465
232	*	Argon ST, Inc	5,561
785	*	Armor Holdings, Inc	45,004
547		Arrow International, Inc	17,400
700	*	Arthrocare Corp	32,802
449	*	Aspect Medical Systems, Inc	7,664
288		Badger Meter, Inc	7,255
2,673		Bard (C.R.), Inc	200,475
1,394		Bausch & Lomb, Inc	69,881
16,606		Baxter International, Inc	754,909
1,612		Beckman Coulter, Inc	92,787
6,185		Becton Dickinson & Co	437,094
6,352		Biomet, Inc	204,471
432	*	Bio-Rad Laboratories, Inc (Class A)	30,555
365	*	Biosite, Inc	16,874
31,430	*	Boston Scientific Corp	464,850
446	*	Bruker BioSciences Corp	3,126
414	*	Candela Corp	4,517
1,175	*	Cepheid, Inc	8,484
708	*	Cerus Corp	3,929
372		CNS, Inc	10,502
793	*	Coherent, Inc	27,485
475		Cohu, Inc	8,469
987	*	Conmed Corp	20,836
1,094		Cooper Cos, Inc	58,529
2,710	*	Credence Systems Corp	7,724
555	*	Cyberonics, Inc	9,729
6,055		Danaher Corp	415,797
446		Datascope Corp	14,928
3,900		Dentsply International, Inc	117,429
931	*	Depomed, Inc	3,798
440	*	DexCom, Inc	4,897
526	*	Dionex Corp	26,794
503	*	DJ Orthopedics, Inc	20,890
992		DRS Technologies, Inc	43,321
7,483		Eastman Kodak Co	167,619
656		EDO Corp	15,009
866	*	Encore Medical Corp	5,456

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
600	*	ESCO Technologies, Inc	$27,624
565	*	Esterline Technologies Corp	19,074
127	*	ev3, Inc	2,160
245	*	Excel Technology, Inc	7,250
815	*	FEI Co	17,205
3,184	*	Fisher Scientific International, Inc	249,116
1,894	*	Flir Systems, Inc	51,441
1,180	*	Formfactor, Inc	49,713
1,212	*	Fossil, Inc	26,106
357	*	Foxhollow Technologies, Inc	12,206
675	*	Haemonetics Corp	31,590
888	*	HealthTronics, Inc	5,479
463	*	Herley Industries, Inc	5,732
1,179	*	Hologic, Inc	51,310
283	*	ICU Medical, Inc	12,871
511	*	I-Flow Corp	6,142
600	*	II-VI, Inc	14,952
1,080	*	Illumina, Inc	35,683
1,834	*	Input/Output, Inc	18,212
454	*	Integra LifeSciences Holdings Corp	17,016
1,099	*	Intermagnetics General Corp	29,728
343	*	Intralase Corp	6,761
937	*	Intuitive Surgical, Inc	98,807
737		Invacare Corp	17,334
900	*	Ionatron, Inc	4,329
420	*	IRIS International, Inc	4,830
593	*	Itron, Inc	33,089
995	*	Ixia	8,865
75,336		Johnson & Johnson	4,892,320
207	*	Kensey Nash Corp	6,059
5,143		Kla-Tencor Corp	228,709
2,526	*	Kopin Corp	8,462
1,137	*	Kyphon, Inc	42,547
1,243	*	L-1 Identity Solutions, Inc	16,221
1,706	*	LTX Corp	8,547
293	*	Measurement Specialties, Inc	5,464
233	*	Medical Action Industries, Inc	6,265
30,762		Medtronic, Inc	1,428,587
1,051		Mentor Corp	52,960
814	*	Merit Medical Systems, Inc	11,054
1,091	*	Mettler-Toledo International, Inc	72,170
1,370	*	Millipore Corp	83,981
801		Mine Safety Appliances Co	28,548
854	*	MKS Instruments, Inc	17,345
369	*	Molecular Devices Corp	6,823
404		Movado Group, Inc	10,270
609		MTS Systems Corp	19,695
1,411		National Instruments Corp	38,577
475	*	Natus Medical, Inc	6,484
200	*	Neurometrix, Inc	3,802
1,300	*	Newport Corp	21,190
855	*	NuVasive, Inc	17,194
609		Oakley, Inc	10,383
99	*	OYO Geospace Corp	5,618

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
446	*	Palomar Medical Technologies, Inc	$18,821
3,347		PerkinElmer, Inc	63,359
500	*	Photon Dynamics, Inc	6,635
5,739		Pitney Bowes, Inc	254,639
677		PolyMedica Corp	28,982
1,950	*	Resmed, Inc	78,488
1,862	*	Respironics, Inc	71,892
311	*	Rofin-Sinar Technologies, Inc	18,899
2,220		Roper Industries, Inc	99,323
814	*	Rudolph Technologies, Inc	14,921
1,331	*	Sirf Technology Holdings, Inc	31,931
432		Sirona Dental Systems, Inc	14,226
491	*	Sonic Solutions, Inc	7,483
600	*	SonoSite, Inc	17,040
784	*	Spectranetics Corp	9,173
9,176	*	St. Jude Medical, Inc	323,821
1,571		STERIS Corp	37,798
7,542		Stryker Corp	374,008
892	*	Symmetry Medical, Inc	13,460
1,152	*	Techne Corp	58,591
2,257		Tektronix, Inc	65,295
901	*	Teledyne Technologies, Inc	35,680
5,161	*	Teradyne, Inc	67,919
4,198	*	Thermo Electron Corp	165,107
1,256	*	ThermoGenesis Corp	4,861
1,349	*	Thoratec Corp	21,058
1,427	*	Trimble Navigation Ltd	67,183
775	*	TriPath Imaging, Inc	6,998
152		United Industrial Corp	8,132
804	*	Varian, Inc	36,879
647	*	Veeco Instruments, Inc	13,037
702	*	Ventana Medical Systems, Inc	28,663
1,005	*	Viasys Healthcare, Inc	27,376
400	*	Vital Images, Inc	12,632
178		Vital Signs, Inc	10,077
2,746	*	Waters Corp	124,339
754	*	Wright Medical Group, Inc	18,285
23,280	*	Xerox Corp	362,237
544		X-Rite, Inc	5,843
300		Young Innovations, Inc	10,788
6,414	*	Zimmer Holdings, Inc	432,945
300	*	Zoll Medical Corp	10,767
471	*	Zygo Corp	6,005
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	15,551,640

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
8,065		AON Corp	273,161
2,944		Brown & Brown, Inc	89,969
454		Clark, Inc	5,117
364		Crawford & Co (Class B)	2,471
2,498		Gallagher (Arthur J.) & Co	66,622
7,689		Hartford Financial Services Group, Inc	667,021
977		Hilb Rogal & Hobbs Co	41,669
229	*	James River Group, Inc	6,721

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
14,038		Marsh & McLennan Cos, Inc	$395,170
917		National Financial Partners Corp	37,624
993	*	USI Holdings Corp	13,455
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,599,000

INSURANCE CARRIERS - 4.63%
637		21st Century Insurance Group	9,523
14,336		Aetna, Inc	566,989
400		Affirmative Insurance Holdings, Inc	5,860
12,674		Aflac, Inc	579,962
988		Alfa Corp	17,063
110	*	Alleghany Corp	31,791
16,103		Allstate Corp	1,010,141
2,628		Ambac Financial Group, Inc	217,467
1,449		American Equity Investment Life Holding Co	17,779
1,365		American Financial Group, Inc	64,059
56,163		American International Group, Inc	3,721,360
259		American National Insurance Co	30,018
300	*	American Physicians Capital, Inc	14,514
1,329	*	AMERIGROUP Corp	39,272
1,024		AmerUs Group Co	69,642
723	*	Argonaut Group, Inc	22,435
3,189		Assurant, Inc	170,324
437		Baldwin & Lyons, Inc (Class B)	10,584
426		Bristol West Holdings, Inc	6,198
1,142	*	Centene Corp	18,774
10,546		Chubb Corp	547,970
3,818		Cincinnati Financial Corp	183,493
643	*	CNA Financial Corp	23,161
362	*	CNA Surety Corp	7,312
1,312		Commerce Group, Inc	39,426
3,868	*	Conseco, Inc	81,189
1,095		Delphi Financial Group, Inc (Class A)	43,669
652		Direct General Corp	8,776
156		Donegal Group, Inc	3,154
100		EMC Insurance Group, Inc	2,884
1,223		Erie Indemnity Co (Class A)	64,049
572		FBL Financial Group, Inc (Class A)	19,145
4,465		Fidelity National Financial, Inc	185,967
768		Fidelity National Title Group, Inc	16,097
576	*	First Acceptance Corp	6,618
2,132		First American Corp	90,269
226	*	Fpic Insurance Group, Inc	8,952
11,467		Genworth Financial, Inc	401,460
101		Great American Financial Resources, Inc	2,114
1,381		Hanover Insurance Group, Inc	61,634
475		Harleysville Group, Inc	16,620
2,843		HCC Insurance Holdings, Inc	93,478
2,813	*	Health Net, Inc	122,422
701	*	HealthExtras, Inc	19,845
481	*	Healthspring, Inc	9,259
887		Horace Mann Educators Corp	17,057
4,245	*	Humana, Inc	280,552
180		Independence Holding Co	3,917

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
582		Infinity Property & Casualty Corp	$23,938
91		Kansas City Life Insurance Co	4,144
473		LandAmerica Financial Group, Inc	31,119
4,218		Leucadia National Corp	110,385
7,061		Lincoln National Corp	438,347
11,241		Loews Corp	426,034
256	*	Markel Corp	105,129
3,328		MBIA, Inc	204,472
667	*	Meadowbrook Insurance Group, Inc	7,510
753		Mercury General Corp	37,356
11,647		Metlife, Inc	660,152
2,059		MGIC Investment Corp	123,478
306		Midland Co	13,256
200	*	Molina Healthcare, Inc	7,072
410		National Interstate Corp	10,086
59		National Western Life Insurance Co (Class A)	13,564
1,262		Nationwide Financial Services, Inc (Class A)	60,702
300	*	Navigators Group, Inc	14,403
151		NYMAGIC, Inc	4,787
329		Odyssey Re Holdings Corp	11,114
1,636		Ohio Casualty Corp	42,323
6,043		Old Republic International Corp	133,852
1,344	*	Philadelphia Consolidated Holding Co	53,464
2,899		Phoenix Cos, Inc	40,586
1,362	*	PMA Capital Corp (Class A)	12,013
2,108		PMI Group, Inc	92,351
370		Presidential Life Corp	8,277
6,951		Principal Financial Group	377,300
741	*	ProAssurance Corp	36,516
19,806		Progressive Corp	486,039
1,841		Protective Life Corp	84,226
12,503		Prudential Financial, Inc	953,354
2,126		Radian Group, Inc	127,560
834		Reinsurance Group Of America, Inc	43,310
488		RLI Corp	24,786
3,079		Safeco Corp	181,445
282		Safety Insurance Group, Inc	13,722
259	*	SCPIE Holdings, Inc	6,097
500	*	SeaBright Insurance Holdings, Inc	6,985
742		Selective Insurance Group, Inc	39,037
17,699		St. Paul Travelers Cos, Inc	829,906
1,458		Stancorp Financial Group, Inc	65,071
374		State Auto Financial Corp	11,426
432		Stewart Information Services Corp	15,021
2,491		Torchmark Corp	157,207
435		Tower Group, Inc	14,507
598		Transatlantic Holdings, Inc	36,125
263	*	Triad Guaranty, Inc	13,458
398		United Fire & Casualty Co	12,457
34,273		UnitedHealth Group, Inc	1,686,232
1,256		Unitrin, Inc	55,478
650	*	Universal American Financial Corp	10,446
7,761		UnumProvident Corp	150,486
4,018		W.R. Berkley Corp	142,197

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
844	*	WellCare Health Plans, Inc	$47,796
20		Wesco Financial Corp	8,740
951		Zenith National Insurance Corp	37,935
		TOTAL INSURANCE CARRIERS	17,349,023

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,552	*	Corrections Corp of America	67,124
400	*	Geo Group, Inc	16,900
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	84,024

LEATHER AND LEATHER PRODUCTS - 0.13%
9,750	*	Coach, Inc	335,400
254	*	CROCS, Inc	8,623
646	*	Genesco, Inc	22,268
914	*	Iconix Brand Group, Inc	14,715
402		Steven Madden Ltd	15,774
1,374	*	Timberland Co (Class A)	39,530
150		Weyco Group, Inc	3,356
1,306		Wolverine World Wide, Inc	36,973
		TOTAL LEATHER AND LEATHER PRODUCTS	476,639

LEGAL SERVICES - 0.01%
1,106	*	FTI Consulting, Inc	27,716
162		Pre-Paid Legal Services, Inc	6,427
		TOTAL LEGAL SERVICES	34,143

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
2,498		Laidlaw International, Inc	68,270
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	68,270

LUMBER AND WOOD PRODUCTS - 0.03%
174		American Woodmark Corp	5,862
2,253	*	Champion Enterprises, Inc	15,546
347		Deltic Timber Corp	16,538
2,601		Louisiana-Pacific Corp	48,821
134		Skyline Corp	5,120
458		Universal Forest Products, Inc	22,465
		TOTAL LUMBER AND WOOD PRODUCTS	114,352

METAL MINING - 0.35%
1,204		Cleveland-Cliffs, Inc	45,884
6,691	*	Coeur d'Alene Mines Corp	31,515
1,177		Foundation Coal Holdings, Inc	38,099
4,863		Freeport-McMoRan Copper & Gold, Inc (Class A)	259,003
2,577	*	Hecla Mining Co	14,792
10,558		Newmont Mining Corp	451,355
5,166		Phelps Dodge Corp	437,560
429		Royal Gold, Inc	11,639
197		Southern Copper Corp	18,223
702	*	Stillwater Mining Co	5,897
		TOTAL METAL MINING	1,313,967

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
870		Blyth, Inc	21,167

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
1,930		Callaway Golf Co	$25,302
1,004		Daktronics, Inc	20,773
3,689		Fortune Brands, Inc	277,081
4,349		Hasbro, Inc	98,940
815	*	Jakks Pacific, Inc	14,531
1,500	*	K2, Inc	17,595
10,061		Mattel, Inc	198,202
699		Nautilus, Inc	9,611
1,187	*	Progressive Gaming International Corp	9,733
537	*	RC2 Corp	18,006
239	*	Russ Berrie & Co, Inc	3,642
1,005	*	Shuffle Master, Inc	27,145
189	*	Steinway Musical Instruments, Inc	5,292
1,163		Yankee Candle Co, Inc	34,041
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	781,061

MISCELLANEOUS RETAIL - 1.30%
1,405	*	1-800-FLOWERS.COM, Inc (Class A)	7,390
564	*	AC Moore Arts & Crafts, Inc	10,733
7,951	*	Amazon.com, Inc	255,386
1,303		Barnes & Noble, Inc	49,436
10,147		Best Buy Co, Inc	543,473
500		Big 5 Sporting Goods Corp	11,400
389	*	Blue Nile, Inc	14,140
369		Books-A-Million, Inc	6,587
1,498		Borders Group, Inc	30,559
388	*	Build-A-Bear Workshop, Inc	8,835
681		Cash America International, Inc	26,613
1,324	*	CKX, Inc	16,484
1,531	*	Coldwater Creek, Inc	44,032
20,736		CVS Corp	666,040
511	*	dELiA*s, Inc	3,935
844	*	Dick's Sporting Goods, Inc	38,419
2,556	*	Dollar Tree Stores, Inc	79,134
1,400	*	Drugstore.com, Inc	4,830
310	*	Ezcorp, Inc	11,991
1,021	*	GSI Commerce, Inc	15,152
988	*	Hibbett Sporting Goods, Inc	25,866
819		Longs Drug Stores Corp	37,682
3,411		Michaels Stores, Inc	148,515
980		MSC Industrial Direct Co (Class A)	39,925
829	*	Nutri/System, Inc	51,638
7,231	*	Office Depot, Inc	287,071
1,867		OfficeMax, Inc	76,062
306	*	Overstock.com, Inc	5,364
1,428	*	Petco Animal Supplies, Inc	40,898
3,618		Petsmart, Inc	100,400
719	*	Priceline.com, Inc	26,452
12,886	*	Rite Aid Corp	58,502
2,202	*	Sears Holdings Corp	348,114
490	*	Stamps.com, Inc	9,339
18,399		Staples, Inc	447,648
3,683		Tiffany & Co	122,276
394	*	Valuevision International, Inc (Class A)	4,566

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
25,680		Walgreen Co	$1,139,935
606		World Fuel Services Corp	24,513
1,236	*	Zale Corp	34,287
373	*	Zumiez, Inc	10,071
		TOTAL MISCELLANEOUS RETAIL	4,883,693

MOTION PICTURES - 1.47%
1,023	*	Avid Technology, Inc	37,258
4,898	*	Blockbuster, Inc (Class A)	18,808
216		Carmike Cinemas, Inc	3,711
17,041		CBS Corp	480,045
7,297	*	Discovery Holding Co (Class A)	105,515
1,054	*	DreamWorks Animation SKG, Inc (Class A)	26,255
407	*	Gaiam, Inc	5,254
1,186	*	Macrovision Corp	28,096
58,436		News Corp (Class A)	1,148,267
1,631		Regal Entertainment Group (Class A)	32,326
2,657	*	Time Warner Telecom, Inc (Class A)	50,510
102,428		Time Warner, Inc	1,867,262
55,787		Walt Disney Co	1,724,376
		TOTAL MOTION PICTURES	5,527,683

NONDEPOSITORY INSTITUTIONS - 1.78%
460	*	Accredited Home Lenders Holding Co	16,532
1,900		Advance America Cash Advance Centers, Inc	27,398
391		Advanta Corp (Class B)	14,428
3,441		American Capital Strategies Ltd	135,816
27,532		American Express Co	1,543,995
3,209	*	AmeriCredit Corp	80,193
977		Ares Capital Corp	17,019
261		Asta Funding, Inc	9,785
7,653		Capital One Financial Corp	601,985
2,310		CapitalSource, Inc	59,644
1,377		CharterMac	27,485
5,146		CIT Group, Inc	250,250
629	*	CompuCredit Corp	19,002
15,634		Countrywide Financial Corp	547,815
246	*	Credit Acceptance Corp	7,301
2,470		Doral Financial Corp	16,277
24,643		Fannie Mae	1,377,790
210		Federal Agricultural Mortgage Corp (Class C)	5,559
661		Financial Federal Corp	17,715
660	*	First Cash Financial Services, Inc	13,589
787		First Marblehead Corp	54,508
17,640		Freddie Mac	1,170,061
1,184	*	INVESTools, Inc	12,586
1,244		MCG Capital Corp	20,315
370		Medallion Financial Corp	4,081
451	*	Nelnet, Inc	13,864
458		NGP Capital Resources Co	6,682
815	*	Ocwen Financial Corp	12,144
10,408		SLM Corp	541,008
27		Student Loan Corp	5,189
503		Technology Investment Capital Corp	7,359

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
259	*	United PanAm Financial Corp	$4,009
401	*	World Acceptance Corp	17,636
		TOTAL NONDEPOSITORY INSTITUTIONS	6,659,020

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
401		AMCOL International Corp	9,989
831		Compass Minerals International, Inc	23,526
1,127		Florida Rock Industries, Inc	43,626
2,598		Vulcan Materials Co	203,294
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	280,435

OIL AND GAS EXTRACTION - 1.69%
11,637		Anadarko Petroleum Corp	510,050
278	*	Arena Resources, Inc	8,929
561	*	Atlas America, Inc	23,943
470	*	ATP Oil & Gas Corp	17,362
724	*	Atwood Oceanics, Inc	32,558
1,725	*	Aurora Oil & Gas Corp	5,279
8,704		Baker Hughes, Inc	593,613
318	*	Basic Energy Services, Inc	7,759
803		Berry Petroleum Co (Class A)	22,612
737	*	Bill Barrett Corp	18,101
8,134		BJ Services Co	245,077
436	*	Bois d'Arc Energy, Inc	6,671
625	*	Brigham Exploration Co	4,231
300	*	Bronco Drilling Co, Inc	5,274
1,179		Cabot Oil & Gas Corp (Class A)	56,509
353	*	Callon Petroleum Co	4,787
2,994	*	Cameron International Corp	144,640
498	*	Carrizo Oil & Gas, Inc	12,843
1,459	*	Cheniere Energy, Inc	43,347
8,809		Chesapeake Energy Corp	255,285
2,117		Cimarex Energy Co	74,497
92	*	Clayton Williams Energy, Inc	2,788
718	*	CNX Gas Corp	16,636
675	*	Complete Production Services, Inc	13,325
1,066	*	Comstock Resources, Inc	28,942
190	*	Dawson Geophysical Co	5,643
1,045		Delta & Pine Land Co	42,323
1,376	*	Delta Petroleum Corp	30,988
3,080	*	Denbury Resources, Inc	89,012
1,544		Diamond Offshore Drilling, Inc	111,739
365	*	Edge Petroleum Corp	6,012
1,281	*	Encore Acquisition Co	31,180
870	*	Energy Partners Ltd	21,446
3,945		ENSCO International, Inc	172,909
3,178		Equitable Resources, Inc	111,166
1,000	*	EXCO Resources, Inc	12,410
737	*	Exploration Co of Delaware, Inc	7,053
1,291	*	Forest Oil Corp	40,783
1,694	*	Gasco Energy, Inc	4,574
2,243	*	Global Industries Ltd	34,901
206	*	GMX Resources, Inc	6,466
273	*	Goodrich Petroleum Corp	8,223

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
4,422	*	Grey Wolf, Inc	$29,539
26,252		Halliburton Co	746,869
2,636	*	Hanover Compressor Co	48,028
1,312	*	Harvest Natural Resources, Inc	13,579
2,356	*	Helix Energy Solutions Group, Inc	78,690
2,566		Helmerich & Payne, Inc	59,095
519	*	Hercules Offshore, Inc	16,115
808	*	Houston Exploration Co	44,561
1,881	*	Mariner Energy, Inc	34,554
716	*	McMoRan Exploration Co	12,702
1,700	*	Meridian Resource Corp	5,202
410	*	Metretek Technologies, Inc	4,895
4,485	*	National Oilwell Varco, Inc	262,597
1,860	*	Newpark Resources, Inc	9,914
1,358	*	Oceaneering International, Inc	41,826
793	*	Parallel Petroleum Corp	15,908
2,546	*	Parker Drilling Co	18,026
4,247		Patterson-UTI Energy, Inc	100,909
144	v*	PetroCorp	0
4,209	*	PetroHawk Energy Corp	43,689
421	*	Petroleum Development Corp	16,794
1,072	*	Petroquest Energy, Inc	11,181
1,074	*	Pioneer Drilling Co	13,790
3,400		Pioneer Natural Resources Co	133,008
2,021	*	Plains Exploration & Production Co	86,721
1,361		Pogo Producing Co	55,733
4,125	*	Pride International, Inc	113,108
497	*	Quest Resource Corp	4,413
1,611	*	Quicksilver Resources, Inc	51,391
3,394		Range Resources Corp	85,665
1,110	*	Rosetta Resources, Inc	19,059
2,739		Rowan Cos, Inc	86,635
554		RPC, Inc	10,149
525	*	SEACOR Holdings, Inc	43,313
4,404	*	Southwestern Energy Co	131,547
1,510		St. Mary Land & Exploration Co	55,432
607	*	Stone Energy Corp	24,571
884	*	Sulphco, Inc	5,490
2,023	*	Superior Energy Services	53,124
288	*	Superior Well Services, Inc	5,702
743	*	Swift Energy Co	31,072
790	*	Syntroleum Corp	3,784
1,686	*	Tetra Technologies, Inc	40,734
1,559		Tidewater, Inc	68,892
1,595	*	Todco	55,187
565	*	Toreador Resources Corp	10,407
1,788	*	Transmeridian Exploration, Inc	7,063
302	*	Trico Marine Services, Inc	10,193
341	*	Union Drilling, Inc	3,751
1,202	*	Unit Corp	55,256
1,473	*	Vaalco Energy, Inc	10,576
838	*	Veritas DGC, Inc	55,157
335		W&T Offshore, Inc	9,785
1,376	*	Warren Resources, Inc	16,760

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
248	*	Warrior Energy Service Corp	$6,386
822	*	W-H Energy Services, Inc	34,088
955	*	Whiting Petroleum Corp	38,296
9,407		XTO Energy, Inc	396,317
		TOTAL OIL AND GAS EXTRACTION	6,339,114

PAPER AND ALLIED PRODUCTS - 0.53%
2,762		Bemis Co	90,759
1,495		Bowater, Inc	30,752
827	*	Buckeye Technologies, Inc	7,030
696	*	Caraustar Industries, Inc	5,547
1,296	*	Cenveo, Inc	24,391
780		Chesapeake Corp	11,162
1,264		Glatfelter	17,127
2,067	*	Graphic Packaging Corp	7,565
400		Greif, Inc (Class A)	32,044
12,524		International Paper Co	433,706
11,667		Kimberly-Clark Corp	762,555
1,760		Longview Fibre Co	35,763
4,536		MeadWestvaco Corp	120,249
921	*	Mercer International, Inc	8,694
406		Neenah Paper, Inc	13,897
1,682		Packaging Corp of America	39,022
1,450	*	Playtex Products, Inc	19,430
826		Rock-Tenn Co (Class A)	16,355
456		Schweitzer-Mauduit International, Inc	8,655
6,769	*	Smurfit-Stone Container Corp	75,813
2,474		Sonoco Products Co	83,225
2,850		Temple-Inland, Inc	114,285
1,197		Wausau Paper Corp	16,160
		TOTAL PAPER AND ALLIED PRODUCTS	1,974,186

PERSONAL SERVICES - 0.15%
3,588		Cintas Corp	146,498
576	*	Coinstar, Inc	16,577
554		G & K Services, Inc (Class A)	20,182
8,328		H&R Block, Inc	181,051
800		Jackson Hewitt Tax Service, Inc	24,008
1,185		Regis Corp	42,482
8,069		Service Corp International	75,364
241		Unifirst Corp	7,529
1,182		Weight Watchers International, Inc	52,410
		TOTAL PERSONAL SERVICES	566,101

PETROLEUM AND COAL PRODUCTS - 5.91%
313		Alon USA Energy, Inc	9,230
8,352		Apache Corp	527,846
1,595		Ashland, Inc	101,729
56,418		Chevron Corp	3,659,271
42,009		ConocoPhillips	2,500,796
11,155		Devon Energy Corp	704,438
524		ElkCorp	14,227
6,086		EOG Resources, Inc	395,894
153,986		Exxon Mobil Corp	10,332,461

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
2,800		Frontier Oil Corp	$74,424
377	*	Giant Industries, Inc	30,612
952	*	Headwaters, Inc	22,229
6,192		Hess Corp	256,473
1,200		Holly Corp	51,996
9,263		Marathon Oil Corp	712,325
4,816		Murphy Oil Corp	229,001
3,392	*	Newfield Exploration Co	130,728
4,584		Noble Energy, Inc	208,985
21,902		Occidental Petroleum Corp	1,053,705
3,342		Sunoco, Inc	207,839
1,826		Tesoro Corp	105,871
15,585		Valero Energy Corp	802,160
552		WD-40 Co	19,690
410		Western Refining, Inc	9,528
		TOTAL PETROLEUM AND COAL PRODUCTS	22,161,458

PRIMARY METAL INDUSTRIES - 0.94%
2,561	*	AK Steel Holding Corp	31,091
22,061		Alcoa, Inc	618,590
784	*	Aleris International, Inc	39,623
2,590		Allegheny Technologies, Inc	161,072
1,171		Belden CDT, Inc	44,767
472	*	Brush Engineered Materials, Inc	11,739
658		Carpenter Technology Corp	70,742
500	*	Century Aluminum Co	16,825
1,276		Chaparral Steel Co	43,461
1,678	*	CommScope, Inc	55,139
39,510	*	Corning, Inc	964,439
605	*	Encore Wire Corp	21,350
1,176	*	General Cable Corp	44,935
474		Gibraltar Industries, Inc	10,513
1,542		Hubbell, Inc (Class B)	73,862
818	*	Lone Star Technologies, Inc	39,575
774		Matthews International Corp (Class A)	28,491
983	*	Maverick Tube Corp	63,728
999		Mueller Industries, Inc	35,135
516	*	NS Group, Inc	33,308
8,049		Nucor Corp	398,345
212		Olympic Steel, Inc	5,270
800	*	Oregon Steel Mills, Inc	39,096
3,520		Precision Castparts Corp	222,323
901		Quanex Corp	27,345
657	*	RTI International Metals, Inc	28,632
450		Schnitzer Steel Industries, Inc (Class A)	14,193
1,227		Steel Dynamics, Inc	61,902
300		Steel Technologies, Inc	5,889
442	*	Superior Essex, Inc	15,139
638		Texas Industries, Inc	33,214
1,615	*	Titanium Metals Corp	40,827
741		Tredegar Corp	12,404
2,833		United States Steel Corp	163,407
2,063		Worthington Industries, Inc	35,195
		TOTAL PRIMARY METAL INDUSTRIES	3,511,566

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
PRINTING AND PUBLISHING - 0.62%
990	*	ACCO Brands Corp	$22,037
1,535		American Greetings Corp (Class A)	35,489
663		Banta Corp	31,559
2,378		Belo (A.H.) Corp Series A	37,596
539		Bowne & Co, Inc	7,697
295	*	Consolidated Graphics, Inc	17,750
337		Courier Corp	12,516
162		CSS Industries, Inc	4,815
1,526		Dow Jones & Co, Inc	51,182
1,673	*	Dun & Bradstreet Corp	125,458
422		Ennis, Inc	9,136
2,041		EW Scripps Co	97,825
5,938		Gannett Co, Inc	337,457
1,303		Harte-Hanks, Inc	34,334
739		John H Harland Co	26,937
1,195		John Wiley & Sons, Inc (Class A)	43,032
721		Journal Communications, Inc	8,126
1,179		Journal Register Co	6,685
1,300		Lee Enterprises, Inc	32,812
590		Martha Stewart Living Omnimedia, Inc (Class A)	10,478
1,418		McClatchy Co (Class A)	59,825
9,035		McGraw-Hill Cos, Inc	524,301
574		Media General, Inc (Class A)	21,651
802		Meredith Corp	39,563
3,415		New York Times Co (Class A)	78,477
550	*	Playboy Enterprises, Inc (Class B)	5,176
703	*	Presstek, Inc	3,789
4,589	*	Primedia, Inc	6,975
1,381		R.H. Donnelley Corp	73,055
5,587		R.R. Donnelley & Sons Co	184,148
2,596		Reader's Digest Association, Inc (Class A)	33,644
234		Schawk, Inc	4,263
1,013	*	Scholastic Corp	31,555
338		Standard Register Co	4,462
1,952		Sun-Times Media Group, Inc	12,844
5,118		Tribune Co	167,461
1,194	*	Valassis Communications, Inc	21,074
144		Washington Post Co (Class B)	106,128
		TOTAL PRINTING AND PUBLISHING	2,331,312

RAILROAD TRANSPORTATION - 0.60%
9,311		Burlington Northern Santa Fe Corp	683,800
11,216		CSX Corp	368,221
842		Florida East Coast Industries	48,061
929	*	Genesee & Wyoming, Inc (Class A)	21,571
2,136	*	Kansas City Southern Industries, Inc	58,334
10,616		Norfolk Southern Corp	467,635
6,861		Union Pacific Corp	603,768
		TOTAL RAILROAD TRANSPORTATION	2,251,390

REAL ESTATE - 0.13%
946	*	Alderwoods Group, Inc	18,759

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
201		California Coastal Communities, Inc	$4,133
4,771	*	CB Richard Ellis Group, Inc	117,367
151		Consolidated-Tomoka Land Co	9,690
1,722		Forest City Enterprises, Inc (Class A)	93,505
956		Jones Lang LaSalle, Inc	81,719
1,980		St. Joe Co	108,643
2,339		Stewart Enterprises, Inc (Class A)	13,707
991	*	Trammell Crow Co	36,181
		TOTAL REAL ESTATE	483,704

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
186	*	AEP Industries, Inc	7,803
1,674		Cooper Tire & Rubber Co	16,840
252	*	Deckers Outdoor Corp	11,925
4,563	*	Goodyear Tire & Rubber Co	66,164
1,336	*	Jarden Corp	44,048
7,148		Newell Rubbermaid, Inc	202,431
272		PW Eagle, Inc	8,163
1,096		Schulman (A.), Inc	25,767
2,106		Sealed Air Corp	113,977
384	*	Skechers U.S.A., Inc (Class A)	9,028
757		Spartech Corp	20,265
500		Titan International, Inc	9,040
200	*	Trex Co, Inc	4,832
1,467		Tupperware Corp	28,548
815		West Pharmaceutical Services, Inc	32,005
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	600,836

SECURITY AND COMMODITY BROKERS - 3.03%
1,822		A.G. Edwards, Inc	97,076
5,547		Ameriprise Financial, Inc	260,154
3,070		Bear Stearns Cos, Inc	430,107
500		BlackRock, Inc	74,500
500		Calamos Asset Management, Inc (Class A)	14,660
1,364	*	Cbot Holdings, Inc	164,758
26,396		Charles Schwab Corp	472,488
893		Chicago Mercantile Exchange Holdings, Inc	427,077
342		Cohen & Steers, Inc	11,067
10,735	*	E*Trade Financial Corp	256,781
3,131		Eaton Vance Corp	90,361
2,221		Federated Investors, Inc (Class B)	75,092
4,378		Franklin Resources, Inc	462,974
175		GAMCO Investors, Inc	6,661
305	*	GFI Group, Inc	16,863
9,748		Goldman Sachs Group, Inc	1,649,069
454		Greenhill & Co, Inc	30,427
500	*	IntercontinentalExchange, Inc	37,535
987		International Securities Exchange, Inc	46,280
1,109	*	Investment Technology Group, Inc	49,628
5,681		Janus Capital Group, Inc	112,029
3,059		Jefferies Group, Inc	87,182
2,998	*	Knight Capital Group, Inc	54,564
1,377	*	LaBranche & Co, Inc	14,279
3,292		Legg Mason, Inc	332,031

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
13,624		Lehman Brothers Holdings, Inc	$1,006,269
588	*	MarketAxess Holdings, Inc	6,156
23,484		Merrill Lynch & Co, Inc	1,836,918
27,250		Morgan Stanley	1,986,798
366	*	Morningstar, Inc	13,505
2,434	*	Nasdaq Stock Market, Inc	73,604
2,042		Nuveen Investments, Inc	104,612
4,023	*	NYSE Group, Inc	300,719
558		optionsXpress Holdings, Inc	15,557
544	*	Piper Jaffray Cos	32,977
2,489		Raymond James Financial, Inc	72,778
284		Sanders Morris Harris Group, Inc	3,553
1,632		SEI Investments Co	91,702
202	*	Stifel Financial Corp	6,411
376		SWS Group, Inc	9,359
6,788		T Rowe Price Group, Inc	324,806
7,854		TD Ameritrade Holding Corp	148,048
2,327		Waddell & Reed Financial, Inc (Class A)	57,593
		TOTAL SECURITY AND COMMODITY BROKERS	11,365,008

SOCIAL SERVICES - 0.02%
636	*	Bright Horizons Family Solutions, Inc	26,540
559	*	Capital Senior Living Corp	5,171
539	*	Providence Service Corp	14,871
491	*	Res-Care, Inc	9,864
		TOTAL SOCIAL SERVICES	56,446

SPECIAL TRADE CONTRACTORS - 0.05%
200		Alico, Inc	11,702
677		Chemed Corp	21,840
1,100		Comfort Systems USA, Inc	12,606
1,044	*	Dycom Industries, Inc	22,446
808	*	EMCOR Group, Inc	44,311
675	*	Insituform Technologies, Inc (Class A)	16,389
395	*	Integrated Electrical Services, Inc	6,245
277	*	Layne Christensen Co	7,914
3,042	*	Quanta Services, Inc	51,288
		TOTAL SPECIAL TRADE CONTRACTORS	194,741

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
488		Apogee Enterprises, Inc	7,422
634	*	Cabot Microelectronics Corp	18,272
477		CARBO Ceramics, Inc	17,186
1,316		Eagle Materials, Inc	44,323
4,151		Gentex Corp	58,986
3,965	*	Owens-Illinois, Inc	61,140
861	*	US Concrete, Inc	5,605
1,674	b,m*	USG Corp	78,745
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	291,679

TEXTILE MILL PRODUCTS - 0.01%
310		Oxford Industries, Inc	13,302
513		Xerium Technologies, Inc	5,684
		TOTAL TEXTILE MILL PRODUCTS	18,986

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
TOBACCO PRODUCTS - 1.26%
53,106		Altria Group, Inc	$4,065,264
2,409		Loews Corp (Carolina Group)	133,435
4,454		Reynolds American, Inc	276,014
617		Universal Corp	22,539
4,169		UST, Inc	228,586
687		Vector Group Ltd	11,143
		TOTAL TOBACCO PRODUCTS	4,736,981

TRANSPORTATION BY AIR - 0.47%
1,497	*	ABX Air, Inc	8,413
271	*	Air Methods Corp	6,396
2,312	*	Airtran Holdings, Inc	22,935
1,018	*	Alaska Air Group, Inc	38,725
5,444	*	AMR Corp	125,974
517	*	Atlas Air Worldwide Holdings, Inc	22,500
579	*	Bristow Group, Inc	19,918
2,163	*	Continental Airlines, Inc (Class B)	61,235
806	*	EGL, Inc	29,371
1,011	*	ExpressJet Holdings, Inc	6,683
7,776		FedEx Corp	845,096
799	*	Frontier Airlines Holdings, Inc	6,592
4,471	*	JetBlue Airways Corp	41,446
614	*	Mesa Air Group, Inc	4,765
353	*	PHI, Inc	10,756
836	*	Republic Airways Holdings, Inc	12,975
1,643		Skywest, Inc	40,286
20,269		Southwest Airlines Co	337,682
2,545	*	UAL Corp	67,621
1,570	*	US Airways Group, Inc	69,598
		TOTAL TRANSPORTATION BY AIR	1,778,967

TRANSPORTATION EQUIPMENT - 2.57%
467		A.O. Smith Corp	18,414
803	*	AAR Corp	19,143
500	*	Accuride Corp	5,505
603	*	Aftermarket Technology Corp	10,709
1,104		American Axle & Manufacturing Holdings, Inc	18,426
228		American Railcar Industries, Inc	6,637
468		Arctic Cat, Inc	7,769
1,592		ArvinMeritor, Inc	22,670
2,138		Autoliv, Inc	117,825
2,006	*	BE Aerospace, Inc	42,307
20,339		Boeing Co	1,603,730
2,390		Brunswick Corp	74,544
1,380		Clarcor, Inc	42,076
1,274		Federal Signal Corp	19,428
1,526	*	Fleetwood Enterprises, Inc	10,270
46,696		Ford Motor Co	377,771
300		Freightcar America, Inc	15,900
284	*	Fuel Systems Solutions, Inc	3,612
1,424	*	GenCorp, Inc	18,284
10,246		General Dynamics Corp	734,331

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
12,035		General Motors Corp	$400,284
265	*	GenTek, Inc	7,317
4,456		Genuine Parts Co	192,187
3,219		Goodrich Corp	130,434
348		Greenbrier Cos, Inc	10,095
642		Group 1 Automotive, Inc	32,036
6,733		Harley-Davidson, Inc	422,496
1,105		Harsco Corp	85,803
719		Heico Corp	24,662
4,606		ITT Industries, Inc	236,150
2,732		JLG Industries, Inc	54,121
493	*	K&F Industries Holdings, Inc	9,258
885		Kaman Corp (Class A)	15,939
9,354		Lockheed Martin Corp	805,005
239	*	Miller Industries, Inc	4,366
783		Monaco Coach Corp	8,723
1,556	*	Navistar International Corp	40,176
268		Noble International Ltd	3,353
8,771		Northrop Grumman Corp	597,042
1,213	*	Orbital Sciences Corp	22,768
1,933		Oshkosh Truck Corp	97,558
6,303		Paccar, Inc	359,397
3,641	*	Pactiv Corp	103,477
1,070		Polaris Industries, Inc	44,031
11,321		Raytheon Co	543,521
233	*	Sequa Corp (Class A)	21,869
574		Superior Industries International, Inc	9,637
1,117	*	Tenneco, Inc	26,127
3,266		Textron, Inc	285,775
904		Thor Industries, Inc	37,218
289	*	TransDigm Group, Inc	7,057
2,034		Trinity Industries, Inc	65,434
316		Triumph Group, Inc	13,383
1,123	*	TRW Automotive Holdings Corp	27,031
25,694		United Technologies Corp	1,627,715
2,804		Visteon Corp	22,853
969		Wabash National Corp	13,266
1,181		Westinghouse Air Brake Technologies Corp	32,041
730		Winnebago Industries, Inc	22,907
		TOTAL TRANSPORTATION EQUIPMENT	9,631,863

TRANSPORTATION SERVICES - 0.18%
532		Ambassadors Group, Inc	15,045
4,462		CH Robinson Worldwide, Inc	198,916
400	*	Dynamex, Inc	8,300
5,370		Expeditors International Washington, Inc	239,395
1,234		GATX Corp	51,051
1,028	*	HUB Group, Inc	23,418
1,571		Lear Corp	32,520
966		Pacer International, Inc	26,816
1,200	*	RailAmerica, Inc	13,104
3,423		Sabre Holdings Corp	80,064
		TOTAL TRANSPORTATION SERVICES	688,629

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
TRUCKING AND WAREHOUSING - 0.43%
600		Arkansas Best Corp	$25,818
594	*	Celadon Group, Inc	9,884
1,336		Con-way, Inc	59,880
909		Forward Air Corp	30,079
1,616		Heartland Express, Inc	25,339
2,869		J.B. Hunt Transport Services, Inc	59,589
1,380		Landstar System, Inc	58,926
385	*	Marten Transport Ltd	6,580
672	*	Old Dominion Freight Line	20,180
400	*	P.A.M. Transportation Services, Inc	10,024
399	*	Saia, Inc	13,007
900	*	SIRVA, Inc	2,394
1,374	*	Swift Transportation Co, Inc	32,591
200	*	U.S. Xpress Enterprises, Inc (Class A)	4,630
16,389		United Parcel Service, Inc (Class B)	1,179,025
151	*	Universal Truckload Services, Inc	3,921
1,281		Werner Enterprises, Inc	23,968
1,431	*	YRC Worldwide, Inc	53,004
		TOTAL TRUCKING AND WAREHOUSING	1,618,839

WATER TRANSPORTATION - 0.06%
1,029		Alexander & Baldwin, Inc	45,657
796	*	American Commercial Lines, Inc	47,322
484	*	Gulfmark Offshore, Inc	15,411
359		Horizon Lines, Inc	5,995
635	*	Hornbeck Offshore Services, Inc	21,273
1,364	*	Kirby Corp	42,734
226		Maritrans, Inc	8,272
772		Overseas Shipholding Group, Inc	47,686
		TOTAL WATER TRANSPORTATION	234,350

WHOLESALE TRADE-DURABLE GOODS - 0.37%
2,330		Adesa, Inc	53,846
1,111		Agilysys, Inc	15,598
1,302		Applied Industrial Technologies, Inc	31,769
3,068	*	Arrow Electronics, Inc	84,155
884		Barnes Group, Inc	15,523
1,124	*	Beacon Roofing Supply, Inc	22,750
700		BlueLinx Holdings, Inc	6,664
1,472		BorgWarner, Inc	84,154
728		Building Material Holding Corp	18,943
400		Castle (A.M.) & Co	10,736
578	*	Conceptus, Inc	10,225
2,908	*	Cytyc Corp	71,188
604	*	Digi International, Inc	8,154
332	*	Drew Industries, Inc	8,386
818	*	Genesis Microchip, Inc	9,628
3,161		IKON Office Solutions, Inc	42,484
3,621	*	Ingram Micro, Inc (Class A)	69,378
1,245	*	Insight Enterprises, Inc	25,659
704	*	Interline Brands, Inc	17,375
440	*	Keystone Automotive Industries, Inc	16,729
1,558		Knight Transportation, Inc	26,408

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE
122		Lawson Products, Inc	$5,114
1,160	*	LKQ Corp	25,485
1,179		Martin Marietta Materials, Inc	99,767
309	*	Merge Technologies, Inc	2,126
1,158		Owens & Minor, Inc	38,087
3,578	*	Patterson Cos, Inc	120,257
1,474		PEP Boys-Manny Moe & Jack	18,941
1,396		Pool Corp	53,746
1,667	*	PSS World Medical, Inc	33,323
1,612		Reliance Steel & Aluminum Co	51,810
644		Ryerson Tull, Inc	14,097
1,588	*	Tech Data Corp	58,010
1,740	*	Tyler Technologies, Inc	22,498
1,867		W.W. Grainger, Inc	125,126
1,246	*	WESCO International, Inc	72,305
441	*	West Marine, Inc	6,174
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,396,618

WHOLESALE TRADE-NONDURABLE GOODS - 0.80%
1,707		Airgas, Inc	61,742
1,145	*	Akorn, Inc	4,133
1,977		Alliance One International, Inc	8,106
1,194	*	Allscripts Healthcare Solutions, Inc	26,805
1,496		Brown-Forman Corp (Class B)	114,668
10,582		Cardinal Health, Inc	695,661
873	*	Central European Distribution Corp	20,437
256	*	Core-Mark Holding Co, Inc	8,023
3,424	*	Dean Foods Co	143,876
3,432	*	Endo Pharmaceuticals Holdings, Inc	111,712
200	*	Green Mountain Coffee Roasters, Inc	7,360
797	*	Hain Celestial Group, Inc	20,371
2,300	*	Henry Schein, Inc	115,322
300		Kenneth Cole Productions, Inc (Class A)	7,311
648		K-Swiss, Inc (Class A)	19,479
1,144		Men's Wearhouse, Inc	42,568
685		Myers Industries, Inc	11,645
331		Nash Finch Co	7,788
4,952		Nike, Inc (Class B)	433,894
1,471		Nu Skin Enterprises, Inc (Class A)	25,772
278	*	Nuco2, Inc	7,478
377	*	Perry Ellis International, Inc	11,642
11,320		Safeway, Inc	343,562
596	*	School Specialty, Inc	21,033
352	*	Smart & Final, Inc	6,009
857	*	Source Interlink Cos, Inc	8,142
535		Spartan Stores, Inc	9,042
1,173		Stride Rite Corp	16,375
15,669		Sysco Corp	524,128
2,443	*	Terra Industries, Inc	18,836
342		The Andersons, Inc	11,679
932	*	Tractor Supply Co	44,978
1,020	*	United Natural Foods, Inc	31,610
711		United Stationers, Inc	33,069
340	*	Volcom, Inc	7,664
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,981,920

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

		VALUE
	TOTAL COMMON STOCKS	$374,452,339
	(Cost $297,659,154)

	TOTAL PORTFOLIO - 99.90%	374,452,339
	(Cost $297,659,154)

	OTHER ASSETS & LIABILITIES, NET - 0.10%	360,702

	NET ASSETS - 100.00%	$374,813,041

*	Non-income producing
**	Percentage represents less than 0.01%
b	In bankruptcy
m	Indicates a security has been deemed illiquid.
v	Security valued at fair value.

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

SHARES			VALUE

COMMON STOCKS - 99.87%

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
22		Chiquita Brands International, Inc	$294
		TOTAL AGRICULTURAL PRODUCTION-CROPS	294

APPAREL AND ACCESSORY STORES - 0.84%
2,100		American Eagle Outfitters, Inc	92,043
400	*	AnnTaylor Stores Corp	16,744
801		Bebe Stores, Inc	19,849
871	*	Charming Shoppes, Inc	12,438
2,890	*	Chico's FAS, Inc	62,222
2,765		Foot Locker, Inc	69,816
13,478		Gap, Inc	255,408
5,151	*	Kohl's Corp	334,403
7,247		Limited Brands, Inc	191,973
4,148		Nordstrom, Inc	175,460
151	*	Payless Shoesource, Inc	3,760
2,144		Ross Stores, Inc	54,479
450		Stage Stores, Inc	13,203
2,031	*	Urban Outfitters, Inc	35,928
		TOTAL APPAREL AND ACCESSORY STORES	1,337,726

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
900	*	Hartmarx Corp	6,093
100		Kellwood Co	2,883
1,619		Liz Claiborne, Inc	63,967
700		Polo Ralph Lauren Corp	45,283
600		VF Corp	43,770
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	161,996

AUTO REPAIR, SERVICES AND PARKING - 0.02%
567		Bandag, Inc	23,270
248		Central Parking Corp	4,092
68		Ryder System, Inc	3,514
		TOTAL AUTO REPAIR, SERVICES AND PARKING	30,876

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
337	*	Autozone, Inc	34,812
435	*	Carmax, Inc	18,144
400	*	Copart, Inc	11,276
600	*	Rush Enterprises, Inc (Class A)	10,008
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	74,240

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.17%
852		Fastenal Co	32,862
32,484		Home Depot, Inc	1,178,195
22,800		Lowe's Cos, Inc	639,768
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,850,825

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
BUSINESS SERVICES - 6.35%
202	*	24/7 Real Media, Inc	$1,725
5,432	*	3Com Corp	23,955
6,064	*	Activision, Inc	91,566
302		Administaff, Inc	10,177
8,249	*	Adobe Systems, Inc	308,925
2,519	*	Akamai Technologies, Inc	125,925
1,014	*	Alliance Data Systems Corp	55,963
326	*	aQuantive, Inc	7,700
800	*	Ariba, Inc	5,992
2,815	*	Art Technology Group, Inc	7,206
888	*	Audible, Inc	6,447
3,858	*	Autodesk, Inc	134,181
15,483		Automatic Data Processing, Inc	732,965
49	*	Avocent Corp	1,476
6,868	*	BEA Systems, Inc	104,394
3,286	*	BearingPoint, Inc	25,828
858	*	BISYS Group, Inc	9,318
358	*	Blue Coat Systems, Inc	6,448
689	*	Cerner Corp	31,281
1,200	*	Checkfree Corp	49,584
612	*	Ciber, Inc	4,058
888	*	Click Commerce, Inc	20,087
17,828	*	CMGI, Inc	18,898
2,668	*	CNET Networks, Inc	25,559
1,465	*	Cogent Communications Group, Inc	16,979
2,191	*	Cogent, Inc	30,082
5,069	*	Compuware Corp	39,488
1,964	*	Convergys Corp	40,557
100	*	CSG Systems International, Inc	2,643
842		Deluxe Corp	14,398
100	*	Digital Insight Corp	2,932
261	*	Digital River, Inc	13,342
764	*	DST Systems, Inc	47,116
400	*	Earthlink, Inc	2,908
17,234	*	eBay, Inc	488,756
196	*	Eclipsys Corp	3,510
43	*	eFunds Corp	1,040
4,897	*	Electronic Arts, Inc	272,665
3,757	*	Emdeon Corp	43,994
714	*	Equinix, Inc	42,911
2,861	*	Evergreen Energy, Inc	30,069
3,843	*	Expedia, Inc	60,258
300		Fair Isaac Corp	10,971
400	*	First Advantage Corp	8,344
3,936	*	Fiserv, Inc	185,346
50	*	Gartner, Inc (Class A)	880
1,054	*	Getty Images, Inc	52,363
2,553	*	Google, Inc (Class A)	1,026,051
295	*	Hudson Highland Group, Inc	2,891
366	*	iGate Corp	1,808
3,736		IMS Health, Inc	99,527

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,300	*	Infocrossing, Inc	$30,843
1,705	*	Informatica Corp	23,171
7,966	*	Innovative Solutions & Support, Inc	115,746
1,907	*	Internap Network Services Corp	29,025
4,136	*	Intuit, Inc	132,724
1,900	*	Ipass, Inc	8,892
1,277	*	Iron Mountain, Inc	54,834
620		Jack Henry & Associates, Inc	13,497
328	*	Jupitermedia Corp	2,840
600	*	Kanbay International, Inc	12,336
861	*	Kinetic Concepts, Inc	27,087
938	*	Lamar Advertising Co	50,099
2,204	*	Lawson Software, Inc	15,979
801	*	Lionbridge Technologies	6,112
1,013		Manpower, Inc	62,067
900	*	Marchex, Inc	13,806
746	*	Mentor Graphics Corp	10,504
114,821		Microsoft Corp	3,138,058
1,574	*	Midway Games, Inc	13,820
1,644		MoneyGram International, Inc	47,775
1,966	*	Monster Worldwide, Inc	71,150
1,102	*	NIC, Inc	5,675
6,916	*	Novell, Inc	42,326
2,906	*	Nuance Communications, Inc	23,742
4,313		Omnicom Group, Inc	403,697
1,848	*	Opsware, Inc	16,650
687	*	Parametric Technology Corp	11,995
1,100		QAD, Inc	8,888
1,390	*	Quest Software, Inc	19,849
1,527	*	RealNetworks, Inc	16,201
2,625		Robert Half International, Inc	89,171
1,832	*	Salesforce.com, Inc	65,732
4,349	*	Sapient Corp	23,702
48		ServiceMaster Co	538
399	*	Smith Micro Software, Inc	5,738
350	*	Sohu.com, Inc	7,707
7,211	*	Sonus Networks, Inc	37,930
1,789	*	Spherion Corp	12,791
3,200		Startek, Inc	39,904
56,610	*	Sun Microsystems, Inc	281,352
1,000	*	SYKES Enterprises, Inc	20,350
17,596	*	Symantec Corp	374,443
4,220	*	TIBCO Software, Inc	37,896
2,725	*	Tiens Biotech Group USA, Inc	7,903
1,828		Total System Services, Inc	41,733
175	*	Travelzoo, Inc	5,044
580	*	Trizetto Group, Inc	8,781
5,669	*	Unisys Corp	32,087
1,246		United Online, Inc	15,176
935	*	United Rentals, Inc	21,739
600	*	Universal Compression Holdings, Inc	32,070
1,335	*	Vasco Data Security International	13,831
4,563	*	VeriSign, Inc	92,173
200	*	WebEx Communications, Inc	7,804
		TOTAL BUSINESS SERVICES	10,056,470

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
CHEMICALS AND ALLIED PRODUCTS - 10.26%
25,277		Abbott Laboratories	$1,227,451
2,685	*	Abraxis BioScience, Inc	74,589
354	*	Adolor Corp	4,910
1,973	*	ADVENTRX Pharmaceuticals, Inc	5,406
8,213		Air Products & Chemicals, Inc	545,097
64	*	Alexion Pharmaceuticals, Inc	2,175
809	*	Alkermes, Inc	12,823
19,591	*	Amgen, Inc	1,401,344
1,260	*	Arena Pharmaceuticals, Inc	15,095
300	*	Array Biopharma, Inc	2,556
392	*	Atherogenics, Inc	5,163
475	*	AVANIR Pharmaceuticals	3,287
3,718		Avery Dennison Corp	223,712
112	*	AVI BioPharma, Inc	407
6,444		Avon Products, Inc	197,573
450		Balchem Corp	8,906
2,656	*	Barr Pharmaceuticals, Inc	137,953
1,749	*	Bentley Pharmaceuticals, Inc	20,988
2,200	*	Bioenvision, Inc	12,122
812	*	BioMarin Pharmaceuticals, Inc	11,555
30,664		Bristol-Myers Squibb Co	764,147
1,225		Cabot Corp	45,570
1,400		Calgon Carbon Corp	6,188
1,400	*	Caraco Pharmaceutical Laboratories Ltd	14,224
2,008	*	Cell Genesys, Inc	9,177
822	*	Cephalon, Inc	50,759
600	*	Charles River Laboratories International, Inc	26,046
1,623		Clorox Co	102,249
10,194		Colgate-Palmolive Co	633,047
1,271	*	Combinatorx, Inc	7,918
1,600	*	Connetics Corp	17,440
811	*	Cotherix, Inc	5,726
1,400		Dade Behring Holdings, Inc	56,224
3,385	*	Dendreon Corp	15,131
298	*	Digene Corp	12,859
5,738	*	Durect Corp	23,526
6,992		Ecolab, Inc	299,397
828	*	Encysive Pharmaceuticals, Inc	3,560
700	*	Enzon Pharmaceuticals, Inc	5,775
7,198	*	Forest Laboratories, Inc	364,291
6,647	*	Genentech, Inc	549,707
4,347	*	Genzyme Corp	293,292
860	*	Geron Corp	5,392
7,506	*	Gilead Sciences, Inc	515,662
136		H.B. Fuller Co	3,188
1,041	*	Hospira, Inc	39,839
1,961	*	Human Genome Sciences, Inc	22,630
1,486	*	Huntsman Corp	27,045
595	*	Idenix Pharmaceuticals, Inc	5,772
159	*	Idexx Laboratories, Inc	14,491
1,545	*	Inverness Medical Innovations, Inc	53,704

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
800	*	Invitrogen Corp	$50,728
6,847	*	King Pharmaceuticals, Inc	116,604
903	*	Kos Pharmaceuticals, Inc	44,626
1,200		Lubrizol Corp	54,876
1,851		Mannatech, Inc	32,800
1,010	*	Medarex, Inc	10,847
1,712		Medicis Pharmaceutical Corp (Class A)	55,383
3,855	*	Medimmune, Inc	112,605
43,148		Merck & Co, Inc	1,807,901
688	*	MGI Pharma, Inc	11,840
4,469	*	Millennium Pharmaceuticals, Inc	44,467
7,494		Mylan Laboratories, Inc	150,854
130	*	Myogen, Inc	4,560
573	*	Nabi Biopharmaceuticals	3,312
1,484	*	Nastech Pharmaceutical Co, Inc	22,646
700	*	NBTY, Inc	20,489
2,019	*	Neurocrine Biosciences, Inc	21,704
1,937	*	Noven Pharmaceuticals, Inc	46,720
217	*	NPS Pharmaceuticals, Inc	827
700	*	Nuvelo, Inc	12,768
319	*	OraSure Technologies, Inc	2,565
751	*	Pacific Ethanol, Inc	10,544
900	*	Par Pharmaceutical Cos, Inc	16,416
1,466	*	PDL BioPharma, Inc	28,147
2,010	*	Penwest Pharmaceuticals Co	33,467
4,279		Perrigo Co	72,615
1,200	*	Pharmion Corp	25,860
924	*	Pozen, Inc	11,883
1,403		PPG Industries, Inc	94,113
10,918		Praxair, Inc	645,909
1,133	*	Prestige Brands Holdings, Inc	12,622
53,557		Procter & Gamble Co	3,319,463
937	*	Progenics Pharmaceuticals, Inc	21,982
617	*	Renovis, Inc	8,490
6,483		Rohm & Haas Co	306,970
2,600		RPM International, Inc	49,374
1,668	*	Salix Pharmaceuticals Ltd	22,618
23,272		Schering-Plough Corp	514,078
1,235	*	Sepracor, Inc	59,823
2,106		Sigma-Aldrich Corp	159,361
1,261	*	Sirna Therapeutics, Inc	7,024
109	*	Somaxon Pharmaceuticals, Inc	1,342
1,211	*	SuperGen, Inc	5,643
530	*	Tanox, Inc	6,265
235	*	United Therapeutics Corp	12,347
962	*	USANA Health Sciences, Inc	42,896
2,200		Valspar Corp	58,520
1,302	*	VCA Antech, Inc	46,950
1,138	*	Vertex Pharmaceuticals, Inc	38,294
3,448	*	Watson Pharmaceuticals, Inc	90,234
400	*	Zymogenetics, Inc	6,748
		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,266,208

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
COMMUNICATIONS - 5.10%
6,049		Alltel Corp	$335,720
4,800	*	American Tower Corp (Class A)	175,200
59,268		AT&T, Inc	1,929,766
27,532		BellSouth Corp	1,176,993
3,966		Cablevision Systems Corp (Class A)	90,068
5,900		Citadel Broadcasting Corp	55,460
968	*	Covad Communications Group, Inc	1,442
1,500	*	Crown Castle International Corp	52,860
1,653	*	Crown Media Holdings, Inc (Class A)	7,422
864		Embarq Corp	41,792
400		Entercom Communications Corp	10,080
500	*	Entravision Communications Corp (Class A)	3,720
602	*	FiberTower Corp	5,689
400	*	Fisher Communications, Inc	16,620
421		Global Payments, Inc	18,528
2,200		Gray Television, Inc	14,102
3,430	*	IAC/InterActiveCorp	98,647
7,237	*	Level 3 Communications, Inc	38,718
9,835	*	Liberty Global, Inc	253,153
4,375	*	Liberty Media Holding Corp (Capital)	365,619
10,483	*	Liberty Media Holding Corp (Interactive)	213,644
2,100	*	Lin TV Corp (Class A)	16,338
1,600	*	Mediacom Communications Corp	11,392
384	*	NeuStar, Inc	10,656
1,800	*	NII Holdings, Inc (Class B)	111,888
1,042	*	Novatel Wireless, Inc	10,034
659	*	Pegasus Wireless Corp	402
1,179	*	Radio One, Inc (Class D)	7,369
400		Salem Communications Corp (Class A)	4,524
350	*	SAVVIS, Inc	9,975
285	*	SBA Communications Corp	6,934
2,000	*	Spanish Broadcasting System, Inc (Class A)	8,740
37,789		Sprint Nextel Corp	648,081
2,625	*	TiVo, Inc	19,924
4,861	*	Univision Communications, Inc (Class A)	166,927
208		USA Mobility, Inc	4,751
46,176		Verizon Communications, Inc	1,714,515
6,996	*	Viacom, Inc	260,111
142	*	West Corp	6,859
6,254		Windstream Corp	82,490
5,905	*	XM Satellite Radio Holdings, Inc	76,115
		TOTAL COMMUNICATIONS	8,083,268

DEPOSITORY INSTITUTIONS - 10.86%
8,493		AmSouth Bancorp	246,637
59,586		Bank of America Corp	3,192,022
14,107		BB&T Corp	617,604
20,771		Cadence Financial Corp	421,028
4,369		Comerica, Inc	248,683
400		Commerce Bancorp, Inc	14,684
400		Compass Bancshares, Inc	22,792
14,358		Fifth Third Bancorp	546,753
1,200		First Horizon National Corp	45,612
1,700		Fremont General Corp	23,783

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
5,088		Golden West Financial Corp	$393,048
1,191		IndyMac Bancorp, Inc	49,022
11,672		Keycorp	437,000
1,600		M&T Bank Corp	191,936
4,800		Marshall & Ilsley Corp	231,264
10,665		Mellon Financial Corp	417,002
17,280		National City Corp	632,448
2,400		New York Community Bancorp, Inc	39,312
9,302		North Fork Bancorporation, Inc	266,409
3,981		Northern Trust Corp	232,610
7,664		PNC Financial Services Group, Inc	555,180
4,720		Popular, Inc	91,757
1,000		R & G Financial Corp (Class B)	7,450
13,454		Regions Financial Corp	494,973
4,092		Sovereign Bancorp, Inc	88,019
7,399		State Street Corp	461,698
9,054		SunTrust Banks, Inc	699,693
100	*	Superior Bancorp	1,150
5,386		Synovus Financial Corp	158,187
1,400		TD Banknorth, Inc	40,432
1,800		UnionBanCal Corp	109,620
40,458		US Bancorp	1,344,015
30,695		Wachovia Corp	1,712,781
23,057		Washington Mutual, Inc	1,002,288
57,098		Wells Fargo & Co	2,065,806
1,300		Zions Bancorporation	103,753
		TOTAL DEPOSITORY INSTITUTIONS	17,206,451

EATING AND DRINKING PLACES - 1.34%
2,300	*	AFC Enterprises	33,212
1,000		Applebees International, Inc	21,510
3,240		Darden Restaurants, Inc	137,603
300		Lone Star Steakhouse & Saloon, Inc	8,331
31,363		McDonald's Corp	1,226,921
700	*	O'Charleys, Inc	13,279
200		Ruby Tuesday, Inc	5,638
13,780	*	Starbucks Corp	469,209
400	*	The Cheesecake Factory, Inc	10,876
865		Tim Hortons, Inc	22,750
2,697		Wendy's International, Inc	180,699
		TOTAL EATING AND DRINKING PLACES	2,130,028

ELECTRIC, GAS, AND SANITARY SERVICES - 5.67%
16,683	*	AES Corp	340,166
5,496		AGL Resources, Inc	200,604
3,433		Allete, Inc	149,164
4,312		Alliant Energy Corp	154,068
2,000		Aqua America, Inc	43,880
6,200		Atmos Energy Corp	177,010
9,085		Avista Corp	215,133
2,200		Cascade Natural Gas Corp	57,398
1,800		CH Energy Group, Inc	92,646
7,601		Cleco Corp	191,849
9,467		Consolidated Edison, Inc	437,375

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,313		Crosstex Energy, Inc	$117,605
1,900		Duquesne Light Holdings, Inc	37,354
12,627		El Paso Corp	172,232
10,686		Empire District Electric Co	239,153
2,600		Energen Corp	108,862
2,165		Energy East Corp	51,354
800		EnergySouth, Inc	27,000
10,710		Hawaiian Electric Industries, Inc	289,813
7,750		Idacorp, Inc	293,028
600		ITC Holdings Corp	18,720
10,534		KeySpan Corp	433,369
5,670		Kinder Morgan, Inc	594,500
400		Laclede Group, Inc	12,832
2,270		Markwest Hydrocarbon, Inc	63,560
1,700		Metal Management, Inc	47,328
3,914		MGE Energy, Inc	126,735
6,291		National Fuel Gas Co	228,678
862		Nicor, Inc	36,859
22,178		NiSource, Inc	482,150
2,575		Northeast Utilities	59,920
3,726	*	NRG Energy, Inc	168,788
3,400		NSTAR	113,424
14,869		OGE Energy Corp	536,920
3,100		Oneok, Inc	117,149
3,714		Otter Tail Corp	108,597
22,084		Pepco Holdings, Inc	533,770
2,700		Piedmont Natural Gas Co, Inc	68,337
966	*	Plug Power, Inc	3,932
22,459		Puget Energy, Inc	510,493
3,400		Questar Corp	278,018
897		Resource America, Inc (Class A)	18,658
7,894	*	Sierra Pacific Resources	113,200
1,200		SJW Corp	35,892
1,400		South Jersey Industries, Inc	41,874
3,400		Synagro Technologies, Inc	14,348
4,164		TECO Energy, Inc	65,167
2,900		UGI Corp	70,905
1,100		UIL Holdings Corp	41,250
5,063		Unisource Energy Corp	168,750
1,480	*	Waste Services, Inc	13,527
4,100		WGL Holdings, Inc	128,494
13,440		Williams Cos, Inc	320,813
400		WPS Resources Corp	19,852
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,992,503

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.81%
7,379	*	Advanced Micro Devices, Inc	183,368
3,820	*	Agere Systems, Inc	57,033
3,200		American Power Conversion Corp	70,272
1,454		Ametek, Inc	63,322
10,479	*	Apple Computer, Inc	807,197
2,545	*	Arris Group, Inc	29,166
1,216	*	Atheros Communications, Inc	22,046
961		Baldor Electric Co	29,628

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
114	*	Benchmark Electronics, Inc	$3,064
233	*	Bookham, Inc	750
5,687	*	Brocade Communications Systems, Inc	40,150
1,000	*	CalAmp Corp	6,090
3,799	*	Capstone Turbine Corp	5,357
821	*	C-COR, Inc	7,044
76,463	*	Cisco Systems, Inc	1,758,649
12	*	Color Kinetics, Inc	204
16,506	*	Conexant Systems, Inc	33,012
1,090	*	Cree, Inc	21,920
2,030	*	Ditech Networks, Inc	15,651
2,324	*	Emcore Corp	13,758
13,578		Emerson Electric Co	1,138,651
300	*	Energizer Holdings, Inc	21,597
393	*	Energy Conversion Devices, Inc	14,557
709	*	Evergreen Solar, Inc	5,885
9,228	*	Finisar Corp	33,498
5,913	*	Freescale Semiconductor, Inc (Class B)	224,753
594	*	FuelCell Energy, Inc	4,520
1,601	*	GrafTech International Ltd	9,350
300	*	Greatbatch, Inc	6,786
900		Harman International Industries, Inc	75,096
2,048	*	Harmonic, Inc	15,053
77,157		Intel Corp	1,587,119
1,135	*	Interdigital Communications Corp	38,704
2,483	*	InterVoice, Inc	15,742
136		Lincoln Electric Holdings, Inc	7,405
286		LSI Industries, Inc	4,648
7,142	*	LSI Logic Corp	58,707
79,380	*	Lucent Technologies, Inc	185,749
1,388	*	McData Corp (Class A)	6,982
730	*	Medis Technologies Ltd	18,038
12,043	*	Micron Technology, Inc	209,548
1,197	*	Microtune, Inc	5,817
4,735		Molex, Inc	184,523
36,247		Motorola, Inc	906,175
5,740	*	MRV Communications, Inc	15,842
5,801		National Semiconductor Corp	136,498
1,193	*	Novellus Systems, Inc	32,998
1,177	*	Omnivision Technologies, Inc	16,796
4,933	*	ON Semiconductor Corp	29,006
6,139	*	Optical Communication Products, Inc	12,094
1,526		Plantronics, Inc	26,751
644	*	Plexus Corp	12,365
183	*	PLX Technology, Inc	1,898
1,279	*	Polycom, Inc	31,374
1,716	*	Power-One, Inc	12,424
3,075	*	Powerwave Technologies, Inc	23,370
1,986	*	QLogic Corp	37,535
24,073		Qualcomm, Inc	875,054
4,296	*	Quantum Fuel Systems Technologies Worldwide, Inc	8,506
571		RadioShack Corp	11,020
3,582	*	RF Micro Devices, Inc	27,152
772	*	Silicon Image, Inc	9,820

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
28,640	*	Sirius Satellite Radio, Inc	$111,982
2,651	*	Sycamore Networks, Inc	10,021
200	*	Symmetricom, Inc	1,614
900		Technitrol, Inc	26,865
700	*	Tekelec	9,072
2,441		Teleflex, Inc	135,817
9,443	*	Tellabs, Inc	103,495
16	*	Tessera Technologies, Inc	556
23,374		Texas Instruments, Inc	777,186
1,538	*	Thomas & Betts Corp	73,378
7,174	*	Transmeta Corp	8,250
5,767	*	Transwitch Corp	8,131
1,102	*	Trident Microsystems, Inc	25,633
1,390	*	Triquint Semiconductor, Inc	7,228
700		Whirlpool Corp	58,877
6,538		Xilinx, Inc	143,509
3,425	*	Zhone Technologies, Inc	3,665
216	*	Zoltek Cos, Inc	5,519
485	*	Zoran Corp	7,799
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,785,684

ENGINEERING AND MANAGEMENT SERVICES - 0.76%
1,300	*	Amylin Pharmaceuticals, Inc	57,291
1,251	*	Applera Corp (Celera Genomics Group)	17,414
436	*	Ariad Pharmaceuticals, Inc	1,901
4,150	*	Celgene Corp	179,695
200		Corporate Executive Board Co	17,982
360	*	CV Therapeutics, Inc	4,010
731	*	Digitas, Inc	7,032
1,000	*	First Consulting Group, Inc	9,750
200	*	Gen-Probe, Inc	9,378
1,400	*	Harris Interactive, Inc	8,540
39	*	Hewitt Associates, Inc	946
504	*	ICOS Corp	12,630
2,197	*	Incyte Corp	9,293
2,102	*	Isis Pharmaceuticals, Inc	15,092
1,827	*	Lexicon Genetics, Inc	6,888
473	*	Lifecell Corp	15,240
400	*	Maxygen, Inc	3,324
1,900	*	Monogram Biosciences, Inc	2,907
4,442		Moody's Corp	290,418
6,720		Paychex, Inc	247,632
3,832		Quest Diagnostics, Inc	234,365
608	*	Regeneron Pharmaceuticals, Inc	9,540
3,603	*	Rentech, Inc	16,682
1,573	*	Savient Pharmaceuticals, Inc	10,240
19	*	Symyx Technologies, Inc	403
620	*	Tetra Tech, Inc	10,800
590	*	Trimeris, Inc	5,192
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,204,585

FABRICATED METAL PRODUCTS - 0.66%
400		Ameron International Corp	26,576
4,164		Commercial Metals Co	84,654

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,344		Dynamic Materials Corp	$43,573
1,944		Gulf Island Fabrication, Inc	50,719
14,402		Illinois Tool Works, Inc	646,650
2,000		Pentair, Inc	52,380
1,700		Silgan Holdings, Inc	63,852
900		Snap-On, Inc	40,095
583		Valmont Industries, Inc	30,462
		TOTAL FABRICATED METAL PRODUCTS	1,038,961

FOOD AND KINDRED PRODUCTS - 2.62%
7,203		Campbell Soup Co	262,910
6,359		Coca-Cola Enterprises, Inc	132,458
8,864		General Mills, Inc	501,702
7,208		H.J. Heinz Co	302,231
676	*	Hansen Natural Corp	21,957
3,964		Hershey Co	211,876
911		Imperial Sugar Co	28,350
2,700	*	Jones Soda Co	24,165
8,464		Kellogg Co	419,137
1,500		Pepsi Bottling Group, Inc	53,250
29,074		PepsiCo, Inc	1,897,369
6,377		Sara Lee Corp	102,478
4,225		Wrigley (Wm.) Jr Co	194,604
		TOTAL FOOD AND KINDRED PRODUCTS	4,152,487

FOOD STORES - 0.30%
13,265		Kroger Co	306,952
2,280		Supervalu, Inc	67,602
1,587		Whole Foods Market, Inc	94,316
		TOTAL FOOD STORES	468,870

FORESTRY - 0.07%
1,913		Weyerhaeuser Co	117,707
		TOTAL FORESTRY	117,707

FURNITURE AND FIXTURES - 0.53%
1,230		Hillenbrand Industries, Inc	70,085
5,194		Johnson Controls, Inc	372,618
3,685		Leggett & Platt, Inc	92,236
11,028		Masco Corp	302,388
533	*	Tempur-Pedic International, Inc	9,152
		TOTAL FURNITURE AND FIXTURES	846,479

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
3,353	*	Bed Bath & Beyond, Inc	128,286
1,379		Circuit City Stores, Inc	34,627
1,000		Pier 1 Imports, Inc	7,420
76		Williams-Sonoma, Inc	2,462
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	172,795

GENERAL BUILDING CONTRACTORS - 0.47%
121	*	Avatar Holdings, Inc	7,146
500		Beazer Homes USA, Inc	19,520
2,224		Centex Corp	117,027

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
5,669		DR Horton, Inc	$135,773
1,068	*	Hovnanian Enterprises, Inc (Class A)	31,335
2,940		Lennar Corp (Class A)	133,035
64		Lennar Corp (Class B)	2,689
600		MDC Holdings, Inc	27,870
149	*	Meritage Homes Corp	6,200
42	*	NVR, Inc	22,470
3,996		Pulte Homes, Inc	127,313
600		Ryland Group, Inc	25,926
700		Standard-Pacific Corp	16,450
2,653	*	Toll Brothers, Inc	74,496
273	*	WCI Communities, Inc	4,761
		TOTAL GENERAL BUILDING CONTRACTORS	752,011

GENERAL MERCHANDISE STORES - 1.26%
41	*	BJ's Wholesale Club, Inc	1,196
424		Bon-Ton Stores, Inc	12,610
10,498		Costco Wholesale Corp	521,541
3,008		Dollar General Corp	40,999
2,521		Family Dollar Stores, Inc	73,714
3,991		JC Penney Co, Inc	272,944
14,778		Target Corp	816,485
9,354		TJX Cos, Inc	262,193
		TOTAL GENERAL MERCHANDISE STORES	2,001,682

HEALTH SERVICES - 1.49%
1,915	*	Alliance Imaging, Inc	14,956
900	*	Bio-Reference Labs, Inc	20,205
939		Brookdale Senior Living, Inc	43,588
1,234	*	Community Health Systems, Inc	46,090
300	*	Corvel Corp	10,524
1,957	*	DaVita, Inc	113,252
207	*	Edwards Lifesciences Corp	9,644
2,590	*	Express Scripts, Inc	195,519
304	*	Five Star Quality Care, Inc	3,271
5,341		Health Management Associates, Inc (Class A)	111,627
699	*	Healthways, Inc	31,176
1,570	*	Hythiam, Inc	11,336
2,955	*	Laboratory Corp of America Holdings	193,759
900	*	LHC Group, Inc	20,088
994	*	LifePoint Hospitals, Inc	35,108
1,209	*	Lincare Holdings, Inc	41,880
900	*	Medcath Corp	27,081
100		National Healthcare Corp	5,373
3,064	*	Nektar Therapeutics	44,152
2,234		Omnicare, Inc	96,263
800		Option Care, Inc	10,712
500	*	Pediatrix Medical Group, Inc	22,800
2,157		Pharmaceutical Product Development, Inc	76,983
856	*	Psychiatric Solutions, Inc	29,181
800	*	RehabCare Group, Inc	10,480
1,435	*	Sierra Health Services, Inc	54,300
1,338	*	Sunrise Senior Living, Inc	39,966
400	*	Symbion, Inc	7,344

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
845	*	Triad Hospitals, Inc	$37,205
400		Universal Health Services, Inc (Class B)	23,972
1,500	*	VistaCare, Inc (Class A)	15,600
12,419	*	WellPoint, Inc	956,884
		TOTAL HEALTH SERVICES	2,360,319

HOLDING AND OTHER INVESTMENT OFFICES - 2.77%
8,224		Allied Capital Corp	248,447
584		AMB Property Corp	32,184
1,800		American Financial Realty Trust	20,088
1,100		Annaly Mortgage Management, Inc	14,454
6,691		Archstone-Smith Trust	364,258
1,147		AvalonBay Communities, Inc	138,099
2,085		Boston Properties, Inc	215,464
1,100		Cherokee, Inc	40,271
1,632		Crescent Real Estate Equities Co	35,594
200		Developers Diversified Realty Corp	11,152
3,050		Duke Realty Corp	113,918
11,489		Equity Office Properties Trust	456,803
8,962		Equity Residential	453,298
2,980		General Growth Properties, Inc	141,997
700		Gladstone Capital Corp	15,407
1,600		Harris & Harris Group, Inc	19,648
1,300		Health Care Property Investors, Inc	40,365
800		Hospitality Properties Trust	37,760
7,900		Host Marriott Corp	181,147
2,700		HRPT Properties Trust	32,265
2,829		iStar Financial, Inc	117,969
4,500		Kimco Realty Corp	192,915
2,900		Luminent Mortgage Capital, Inc	29,841
1,300		MFA Mortgage Investments, Inc	9,685
800		NorthStar Realty Finance Corp	10,160
1,718		NTL, Inc	43,689
817		Potlatch Corp	30,311
5,933		Prologis	338,537
2,182		Public Storage, Inc	187,630
5,237		Simon Property Group, Inc	474,577
3,003		Vornado Realty Trust	327,327
300		Weingarten Realty Investors	12,906
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,388,166

HOTELS AND OTHER LODGING PLACES - 0.26%
2,300		Choice Hotels International, Inc	94,070
2,851	*	Gaylord Entertainment Co	125,016
6,000	*	Great Wolf Resorts, Inc	71,760
4,400	*	Lodgian, Inc	58,432
2,256		Marcus Corp	51,820
600	*	Outdoor Channel Holdings, Inc	6,534
		TOTAL HOTELS AND OTHER LODGING PLACES	407,632

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.89%
20,466		3M Co	1,523,080
2,700	*	AGCO Corp	68,445
4,100		American Standard Cos, Inc	172,077

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
500		Ampco-Pittsburgh Corp	$15,465
27,711		Applied Materials, Inc	491,316
700	*	Astec Industries, Inc	17,675
169	*	Asyst Technologies, Inc	1,142
359	*	Axcelis Technologies, Inc	2,535
2,047		Black & Decker Corp	162,429
900		Briggs & Stratton Corp	24,795
1,010	*	Brooks Automation, Inc	13,181
1,034		Cummins, Inc	123,284
6,567		Deere & Co	551,037
31,801	*	Dell, Inc	726,335
300		Donaldson Co, Inc	11,070
37,954	*	EMC Corp	454,689
539	*	Emulex Corp	9,794
266	*	ENGlobal Corp	1,647
233	*	Extreme Networks, Inc	846
300	*	Flowserve Corp	15,177
1,300	*	FMC Technologies, Inc	69,810
843	*	Gehl Co	22,576
696		Graco, Inc	27,186
2,598	*	Grant Prideco, Inc	98,802
39,947		Hewlett-Packard Co	1,465,655
26,031		International Business Machines Corp	2,132,980
314	*	Intevac, Inc	5,275
67	*	Komag, Inc	2,141
2,287	*	Lam Research Corp	103,670
1,700	*	LB Foster Co	27,370
1,488	*	Lexmark International, Inc	85,798
500		Lufkin Industries, Inc	26,460
1,625		Manitowoc Co, Inc	72,784
992		Modine Manufacturing Co	24,135
500		NN, Inc	5,915
787		Nordson Corp	31,370
700	*	Oil States International, Inc	19,250
2,100		Pall Corp	64,701
324	*	Rackable Systems, Inc	8,868
2,459	*	Semitool, Inc	25,426
5,584		Smith International, Inc	216,659
24,230	*	Solectron Corp	78,990
948		SPX Corp	50,661
2,100		Stanley Works	104,685
2,800		Tennant Co	68,152
650	*	TurboChef Technologies, Inc	9,035
1,328	*	VA Software Corp	5,339
1,870	*	Varian Medical Systems, Inc	99,839
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,339,551

INSTRUMENTS AND RELATED PRODUCTS - 5.35%
267	*	Advanced Medical Optics, Inc	10,560
856	*	Affymetrix, Inc	18,455
300		Analogic Corp	15,396
1,892		Bard (C.R.), Inc	141,900
583		Bausch & Lomb, Inc	29,226
14,531		Baxter International, Inc	660,579

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,022		Beckman Coulter, Inc	$58,826
6,035		Becton Dickinson & Co	426,493
5,106		Biomet, Inc	164,362
19,140	*	Boston Scientific Corp	283,081
864	*	Bruker BioSciences Corp	6,057
533	*	Cepheid, Inc	3,848
300		Cooper Cos, Inc	16,050
4,403	*	Credence Systems Corp	12,549
2,612		Dentsply International, Inc	78,647
1,700	*	Depomed, Inc	6,936
118	*	DexCom, Inc	1,313
500	*	DJ Orthopedics, Inc	20,765
1,808	*	Fisher Scientific International, Inc	141,458
311	*	Formfactor, Inc	13,102
348	*	Hologic, Inc	15,145
18	*	Illumina, Inc	595
1,074	*	Input/Output, Inc	10,665
454	*	Intuitive Surgical, Inc	47,874
1,710	*	Ixia	15,236
55,522		Johnson & Johnson	3,605,599
3,411		Kla-Tencor Corp	151,687
82	*	L-1 Identity Solutions, Inc	1,070
2,123	*	LTX Corp	10,636
21,676		Medtronic, Inc	1,006,633
695	*	Millipore Corp	42,604
305	*	MKS Instruments, Inc	6,195
301	*	OYO Geospace Corp	17,082
4,442		Pitney Bowes, Inc	197,092
315		Roper Industries, Inc	14,093
5,480	*	St. Jude Medical, Inc	193,389
6,192		Stryker Corp	307,061
1,500		Tektronix, Inc	43,395
2,650	*	Thermo Electron Corp	104,225
1,349	*	TriPath Imaging, Inc	12,181
1,647	*	Waters Corp	74,576
13,987	*	Xerox Corp	217,638
4,086	*	Zimmer Holdings, Inc	275,805
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,480,079

INSURANCE AGENTS, BROKERS AND SERVICE - 0.49%
1,640		Brown & Brown, Inc	50,118
1,400		Clark, Inc	15,778
3,500		Crawford & Co (Class B)	23,765
7,996		Hartford Financial Services Group, Inc	693,653
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	783,314

INSURANCE CARRIERS - 4.46%
9,924		Aetna, Inc	392,494
400		Affirmative Insurance Holdings, Inc	5,860
14,694		Aflac, Inc	672,397
3,000		Ambac Financial Group, Inc	248,250
700		American Financial Group, Inc	32,851
1,549	*	AMERIGROUP Corp	45,773
2,300		Assurant, Inc	122,843

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
742	*	Centene Corp	$12,198
12,896		Chubb Corp	670,076
8,075		Cincinnati Financial Corp	388,085
800		Commerce Group, Inc	24,040
737		Erie Indemnity Co (Class A)	38,597
900		HCC Insurance Holdings, Inc	29,592
561	*	HealthExtras, Inc	15,882
9,786		Lincoln National Corp	607,515
3,793		MBIA, Inc	233,042
900		Mercury General Corp	44,649
2,005		MGIC Investment Corp	120,240
648	*	Molina Healthcare, Inc	22,913
900		Phoenix Cos, Inc	12,600
1,000		PMI Group, Inc	43,810
8,228		Principal Financial Group	446,616
17,932		Progressive Corp	440,051
300		Protective Life Corp	13,725
13,359		Prudential Financial, Inc	1,018,624
1,400		Radian Group, Inc	84,000
4,593		Safeco Corp	270,665
17,554		St. Paul Travelers Cos, Inc	823,107
1,100		Tower Group, Inc	36,685
2,700		W.R. Berkley Corp	95,553
1,049	*	WellCare Health Plans, Inc	59,405
		TOTAL INSURANCE CARRIERS	7,072,138

LEATHER AND LEATHER PRODUCTS - 0.15%
5,576	*	Coach, Inc	191,814
1,700		Weyco Group, Inc	38,029
		TOTAL LEATHER AND LEATHER PRODUCTS	229,843

LUMBER AND WOOD PRODUCTS - 0.01%
1,174	*	Champion Enterprises, Inc	8,101
300		Skyline Corp	11,463
		TOTAL LUMBER AND WOOD PRODUCTS	19,564

METAL MINING - 0.07%
4,351		Royal Gold, Inc	118,043
		TOTAL METAL MINING	118,043

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
709		Callaway Golf Co	9,295
900		Marine Products Corp	8,748
9,534		Mattel, Inc	187,820
161		Nautilus, Inc	2,214
1,783	*	Russ Berrie & Co, Inc	27,173
87	*	Steinway Musical Instruments, Inc	2,436
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	237,686

MISCELLANEOUS RETAIL - 1.40%
4,539	*	Amazon.com, Inc	145,793
5,851		Best Buy Co, Inc	313,380
49	*	Coldwater Creek, Inc	1,409
12,418		CVS Corp	398,866

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
326	*	GSI Commerce, Inc	$4,838
956		Michaels Stores, Inc	41,624
151	*	Nutri/System, Inc	9,406
3,460	*	Office Depot, Inc	137,362
351		Petsmart, Inc	9,740
129	*	Priceline.com, Inc	4,746
12,734		Staples, Inc	309,818
594		Tiffany & Co	19,721
16,790		Walgreen Co	745,308
1,762		World Fuel Services Corp	71,273
		TOTAL MISCELLANEOUS RETAIL	2,213,284

MOTION PICTURES - 2.13%
5,902	*	Discovery Holding Co (Class A)	85,343
522		Regal Entertainment Group (Class A)	10,346
109,162		Time Warner, Inc	1,990,023
41,546		Walt Disney Co	1,284,187
		TOTAL MOTION PICTURES	3,369,899

NONDEPOSITORY INSTITUTIONS - 3.17%
347	*	Accredited Home Lenders Holding Co	12,471
1,014		Advanta Corp (Class A)	34,446
4,068		American Capital Strategies Ltd	160,564
29,253		American Express Co	1,640,508
2,446	*	AmeriCredit Corp	61,126
100		Ares Capital Corp	1,742
500		Asta Funding, Inc	18,745
5,333		Capital One Financial Corp	419,494
2,678		CapitalSource, Inc	69,146
5,580		CIT Group, Inc	271,355
300	*	CompuCredit Corp	9,063
11,307		Countrywide Financial Corp	396,197
1,453	*	Credit Acceptance Corp	43,125
2,900		Doral Financial Corp	19,111
1,200		Federal Agricultural Mortgage Corp (Class C)	31,764
879		First Marblehead Corp	60,880
15,980		Freddie Mac	1,059,953
4,300		MCG Capital Corp	70,219
3,800		Medallion Financial Corp	41,914
11,005		SLM Corp	572,040
608	*	World Acceptance Corp	26,740
		TOTAL NONDEPOSITORY INSTITUTIONS	5,020,603

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
2,751		AMCOL International Corp	68,527
600		Florida Rock Industries, Inc	23,226
2,397		Vulcan Materials Co	187,565
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	279,318

OIL AND GAS EXTRACTION - 3.18%
16,522		Anadarko Petroleum Corp	724,159
798	*	Atlas America, Inc	34,059
959	*	ATP Oil & Gas Corp	35,425
2,981		Baker Hughes, Inc	203,304

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,400		Berry Petroleum Co (Class A)	$39,424
1,950		Cabot Oil & Gas Corp (Class A)	93,464
2,100	*	Callon Petroleum Co	28,476
2,400	*	Cameron International Corp	115,944
1,500	*	Cheniere Energy, Inc	44,565
8,196		Chesapeake Energy Corp	237,520
4,009		Cimarex Energy Co	141,077
500	*	Delta Petroleum Corp	11,260
4,330	*	Denbury Resources, Inc	125,137
2,000	*	Edge Petroleum Corp	32,940
1,600	*	Encore Acquisition Co	38,944
1,136	*	Energy Partners Ltd	28,002
4,417		ENSCO International, Inc	193,597
8,666		Equitable Resources, Inc	303,137
2,600	*	Exploration Co of Delaware, Inc	24,882
3,043	*	Forest Oil Corp	96,128
854	*	Gasco Energy, Inc	2,306
2,700	*	Global Industries Ltd	42,012
700	*	Goodrich Petroleum Corp	21,084
4,000	*	Grey Wolf, Inc	26,720
1,548	*	Helix Energy Solutions Group, Inc	51,703
3,998		Helmerich & Payne, Inc	92,074
1,600	*	Houston Exploration Co	88,240
5,079	*	Meridian Resource Corp	15,542
3,887	*	National Oilwell Varco, Inc	227,584
200	*	Oceaneering International, Inc	6,160
2,200	*	Parallel Petroleum Corp	44,132
7,423	*	PetroHawk Energy Corp	77,051
623	*	Petroleum Development Corp	24,851
3,147	*	Petroquest Energy, Inc	32,823
4,916		Pioneer Natural Resources Co	192,314
2,509	*	Plains Exploration & Production Co	107,661
3,597		Pogo Producing Co	147,297
3,452	*	Pride International, Inc	94,654
199	*	Quicksilver Resources, Inc	6,348
3,504		Range Resources Corp	88,441
2,457		Rowan Cos, Inc	77,715
200		RPC, Inc	3,664
2,329	*	Southwestern Energy Co	69,567
2,000		St. Mary Land & Exploration Co	73,420
1,555	*	Stone Energy Corp	62,946
600	*	Superior Energy Services	15,756
1,641	*	Swift Energy Co	68,627
2,200		Tidewater, Inc	97,218
949	*	Toreador Resources Corp	17,481
1,000	*	Unit Corp	45,970
1,000		W&T Offshore, Inc	29,210
1,400	*	Warrior Energy Service Corp	36,050
1,000	*	Whiting Petroleum Corp	40,100
10,886		XTO Energy, Inc	458,627
		TOTAL OIL AND GAS EXTRACTION	5,036,792

PAPER AND ALLIED PRODUCTS - 0.96%
2,400		Bemis Co	78,864

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
1,600		Bowater, Inc	$32,912
3,300	*	Buckeye Technologies, Inc	28,050
2,100		Chesapeake Corp	30,051
800		Glatfelter	10,840
6,425		International Paper Co	222,498
9,800		Kimberly-Clark Corp	640,528
7,876		MeadWestvaco Corp	208,793
2,200		Packaging Corp of America	51,040
900		Rock-Tenn Co (Class A)	17,820
108	*	Smurfit-Stone Container Corp	1,210
2,871		Sonoco Products Co	96,580
2,422		Temple-Inland, Inc	97,122
		TOTAL PAPER AND ALLIED PRODUCTS	1,516,308

PERSONAL SERVICES - 0.01%
300		Weight Watchers International, Inc	13,302
		TOTAL PERSONAL SERVICES	13,302

PETROLEUM AND COAL PRODUCTS - 2.54%
2,101		Alon USA Energy, Inc	61,958
11,234		Apache Corp	709,989
13,034		Devon Energy Corp	823,097
6,516		EOG Resources, Inc	423,866
5,344		Frontier Oil Corp	142,044
978	*	Headwaters, Inc	22,836
5,042		Hess Corp	208,840
1,871		Holly Corp	81,070
5,181		Murphy Oil Corp	246,357
3,996	*	Newfield Exploration Co	154,006
6,762		Noble Energy, Inc	308,280
4,034		Sunoco, Inc	250,874
10,668		Valero Energy Corp	549,082
1,949		Western Refining, Inc	45,295
		TOTAL PETROLEUM AND COAL PRODUCTS	4,027,594

PRIMARY METAL INDUSTRIES - 1.37%
2,100	*	Aleris International, Inc	106,134
238	*	Brush Engineered Materials, Inc	5,919
1,451	*	Century Aluminum Co	48,826
1,854		Chaparral Steel Co	63,147
661	*	CommScope, Inc	21,720
22,383	*	Corning, Inc	546,369
2,368		Gibraltar Industries, Inc	52,522
1,700		Hubbell, Inc (Class B)	81,430
1,023	*	Lone Star Technologies, Inc	49,493
1,852	*	Maverick Tube Corp	120,065
2,369		Mueller Industries, Inc	83,318
1,624	*	NS Group, Inc	104,829
5,843		Nucor Corp	289,170
1,190		Olympic Steel, Inc	29,583
1,575		Quanex Corp	47,801
2,530		Steel Dynamics, Inc	127,639
2,300		Steel Technologies, Inc	45,149
3,180		Tredegar Corp	53,233

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
2,855		United States Steel Corp	$164,676
2,400	*	Wheeling-Pittsburgh Corp	41,064
5,088		Worthington Industries, Inc	86,801
		TOTAL PRIMARY METAL INDUSTRIES	2,168,888

PRINTING AND PUBLISHING - 0.82%
919		Dow Jones & Co, Inc	30,823
908	*	Dun & Bradstreet Corp	68,091
4,090		EW Scripps Co	196,034
9,270		McGraw-Hill Cos, Inc	537,938
2,996		New York Times Co (Class A)	68,848
200	*	Presstek, Inc	1,078
417		R.H. Donnelley Corp	22,059
6,297		Tribune Co	206,038
137	*	Valassis Communications, Inc	2,418
218		Washington Post Co (Class B)	160,666
		TOTAL PRINTING AND PUBLISHING	1,293,993

RAILROAD TRANSPORTATION - 0.56%
8,228		CSX Corp	270,125
2,161	*	Kansas City Southern Industries, Inc	59,017
12,674		Norfolk Southern Corp	558,290
		TOTAL RAILROAD TRANSPORTATION	887,432

REAL ESTATE - 0.06%
2,517	*	CB Richard Ellis Group, Inc	61,918
400		Forest City Enterprises, Inc (Class A)	21,720
2,380		Stewart Enterprises, Inc (Class A)	13,947
		TOTAL REAL ESTATE	97,585

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
1,671		Cooper Tire & Rubber Co	16,810
1,295		Sealed Air Corp	70,085
1,100		Spartech Corp	29,447
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	116,342

SECURITY AND COMMODITY BROKERS - 3.08%
990		A.G. Edwards, Inc	52,747
1,886		Ameriprise Financial, Inc	88,453
307	*	Cbot Holdings, Inc	37,083
20,486		Charles Schwab Corp	366,699
500		Chicago Mercantile Exchange Holdings, Inc	239,125
4,328	*	E*Trade Financial Corp	103,526
900		Eaton Vance Corp	25,974
796		Federated Investors, Inc (Class B)	26,913
5,236		Franklin Resources, Inc	553,707
6,636		Goldman Sachs Group, Inc	1,122,612
51	*	IntercontinentalExchange, Inc	3,829
440		International Securities Exchange, Inc	20,632
3,086		Janus Capital Group, Inc	60,856
2,096		Legg Mason, Inc	211,403
18,286		Merrill Lynch & Co, Inc	1,430,331
968	*	Nasdaq Stock Market, Inc	29,272
1,996	*	NYSE Group, Inc	149,201

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
738		SEI Investments Co	$41,468
6,726		T Rowe Price Group, Inc	321,839
		TOTAL SECURITY AND COMMODITY BROKERS	4,885,670

SOCIAL SERVICES - 0.02%
3,600	*	Capital Senior Living Corp	33,300
		TOTAL SOCIAL SERVICES	33,300

SPECIAL TRADE CONTRACTORS - 0.05%
1,404	*	Layne Christensen Co	40,112
2,119	*	Quanta Services, Inc	35,726
		TOTAL SPECIAL TRADE CONTRACTORS	75,838

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
241		Apogee Enterprises, Inc	3,666
48	*	Cabot Microelectronics Corp	1,383
450		CARBO Ceramics, Inc	16,214
541		Eagle Materials, Inc	18,221
3,242		Gentex Corp	46,069
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	85,553

TRANSPORTATION BY AIR - 0.73%
800	*	Air Methods Corp	18,880
2,858	*	Airtran Holdings, Inc	28,351
705	*	Alaska Air Group, Inc	26,818
2,505	*	Continental Airlines, Inc (Class B)	70,917
3,091	*	ExpressJet Holdings, Inc	20,432
4,890		FedEx Corp	531,445
2,968	*	Frontier Airlines Holdings, Inc	24,486
4,578	*	JetBlue Airways Corp	42,438
1,732	*	Mesa Air Group, Inc	13,440
1,722		Skywest, Inc	42,223
19,931		Southwest Airlines Co	332,051
		TOTAL TRANSPORTATION BY AIR	1,151,481

TRANSPORTATION EQUIPMENT - 0.92%
1,500		American Axle & Manufacturing Holdings, Inc	25,035
1,603		ArvinMeritor, Inc	22,827
2,760		Autoliv, Inc	152,104
6,000	*	BE Aerospace, Inc	126,540
1,937		Brunswick Corp	60,415
200		Federal Signal Corp	3,050
8,030		Genuine Parts Co	346,334
5,276		Harley-Davidson, Inc	331,069
1,727		Harsco Corp	134,102
2,966		JLG Industries, Inc	58,756
932	*	Navistar International Corp	24,064
1,050		Noble International Ltd	13,136
1,600		Superior Industries International, Inc	26,864
1,182	*	Tenneco, Inc	27,647
300		Thor Industries, Inc	12,351
1,600	*	TRW Automotive Holdings Corp	38,512
3,511		Visteon Corp	28,615
1,200		Westinghouse Air Brake Technologies Corp	32,556
		TOTAL TRANSPORTATION EQUIPMENT	1,463,977

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE
TRANSPORTATION SERVICES - 0.10%
500		CH Robinson Worldwide, Inc	$22,290
1,000		Expeditors International Washington, Inc	44,580
2,183	*	RailAmerica, Inc	23,838
2,816		Sabre Holdings Corp	65,866
		TOTAL TRANSPORTATION SERVICES	156,574

TRUCKING AND WAREHOUSING - 0.63%
13,857		United Parcel Service, Inc (Class B)	996,873
		TOTAL TRUCKING AND WAREHOUSING	996,873

WATER TRANSPORTATION - 0.05%
1,000	*	Gulfmark Offshore, Inc	31,840
1,200	*	Hornbeck Offshore Services, Inc	40,200
		TOTAL WATER TRANSPORTATION	72,040

WHOLESALE TRADE-DURABLE GOODS - 0.49%
1,000		Adesa, Inc	23,110
5,538		Barnes Group, Inc	97,247
1,298		BorgWarner, Inc	74,207
2,116		Castle (A.M.) & Co	56,793
496	*	Cytyc Corp	12,142
240		Martin Marietta Materials, Inc	20,309
140	*	Merge Technologies, Inc	963
700	*	MWI Veterinary Supply, Inc	23,471
2,096	*	Patterson Cos, Inc	70,447
3,984		Reliance Steel & Aluminum Co	128,046
3,530		Ryerson Tull, Inc	77,272
2,424		W.W. Grainger, Inc	162,456
614	*	WESCO International, Inc	35,630
		TOTAL WHOLESALE TRADE-DURABLE GOODS	782,093

WHOLESALE TRADE-NONDURABLE GOODS - 0.86%
300		Airgas, Inc	10,851
150	*	Akorn, Inc	542
590	*	Allscripts Healthcare Solutions, Inc	13,246
3,200	*	Endo Pharmaceuticals Holdings, Inc	104,160
486	*	Henry Schein, Inc	24,368
300		Men's Wearhouse, Inc	11,163
600		Nash Finch Co	14,118
5,700		Nike, Inc (Class B)	499,434
8,400		Safeway, Inc	254,940
1,270		Spartan Stores, Inc	21,463
12,294		Sysco Corp	411,234
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,365,519
		TOTAL COMMON STOCKS	158,278,739
		(Cost $144,051,172)

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

PRINCIPAL			VALUE
SHORT-TERM INVESTMENTS - 0.82%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.82%
$ 1,300,000		Federal Home Loan Bank (FHLB) 4.750% 10/02/06	$1,300,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,300,000
		TOTAL SHORT-TERM INVESTMENTS	1,300,000
		(Cost $1,299,828)

		TOTAL PORTFOLIO - 100.69%	159,578,739
		(Cost $145,351,000)

		OTHER ASSETS & LIABILITIES, NET - (0.69%)	(1,096,120)

		NET ASSETS - 100.00%	$158,482,619

	*	Non-income producing
	**	percentage is less than .01%

TIAA-CREF MUTUAL FUNDS - Managed Allocation Fund

TIAA-CREF MUTUAL FUNDS
MANAGED ALLOCATION FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

SHARES		VALUE

	TIAA-CREF MUTUAL FUNDS - 100.06%
19,715,598	TIAA-CREF Bond Plus Fund	$198,338,924
12,244,828	TIAA-CREF Growth Equity Fund	117,795,251
1,511,228	TIAA-CREF High-Yield Bond Fund	13,721,957
7,719,569	TIAA-CREF Institutional Large-Cap Value Fund - Retail Class	118,572,587
111,422	TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	1,701,423
1,230,776	TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	19,273,967
5,012,534	TIAA-CREF International Equity Fund	70,075,229
213,271	TIAA-CREF Money Market Fund	213,271
787,993	TIAA-CREF Short-Term Bond Fund	8,132,096

	TOTAL TIAA-CREF MUTUAL FUNDS	547,824,705
	(Cost $518,797,129)

	TOTAL PORTFOLIO - 100.06%
	(Cost $518,797,129)	547,824,705
	OTHER ASSETS & LIABILITIES, NET - (0.06%)	(343,256)

	NET ASSETS - 100.00%	$547,481,449

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 95.92%

AGRICULTURAL PRODUCTION-CROPS - 0.25%
$ 707,000		Dole Food Co, Inc	8.625%	05/01/09	B3	$691,093
		TOTAL AGRICULTURAL PRODUCTION-CROPS				691,093

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.27%
720,000		Pilgrim's Pride Corp	9.625	09/15/11	Ba3	756,000
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK				756,000

AGRICULTURAL SERVICES - 0.37%
1,000,000		American Rock Salt Co LLC	9.500	03/15/14	Caa1	1,032,500
		TOTAL AGRICULTURAL SERVICES				1,032,500

AMUSEMENT AND RECREATION SERVICES - 1.94%
1,000,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa2	977,500
375,000		Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba2	365,625
1,950,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,079,188
2,000,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,980,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				5,402,313

APPAREL AND OTHER TEXTILE PRODUCTS - 1.22%
3,500,000		Broder Brothers	11.250	10/15/10	B2	3,412,500
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				3,412,500

AUTO REPAIR, SERVICES AND PARKING - 3.00%
1,320,000	g	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,280,400
530,000	g	Hertz Corp	8.875	01/01/14	B1	555,175
2,560,000	g	Hertz Corp	10.500	01/01/16	B2	2,816,000
3,946,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa1	3,709,240
		TOTAL AUTO REPAIR, SERVICES AND PARKING				8,360,815

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.99%
1,780,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,757,750
1,000,000	g	Autonation, Inc	7.000	04/15/14	Ba2	997,500
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,755,250

BUSINESS SERVICES - 4.67%
1,750,000		Advanstar Communications, Inc	10.750	08/15/10	B1	1,885,625
1,000,000		Advanstar, Inc	15.000	10/15/11	NR	1,045,000
2,500,000		Iron Mountain, Inc	8.625	04/01/13	B3	2,556,250
1,000,000		Lamar Media Corp	7.250	01/01/13	Ba3	1,006,250
1,420,000	g	Lamar Media Corp	6.625	08/15/15	Ba3	1,361,425
720,000	g	Sensata Technologies BV	8.000	05/01/14	Caa1	700,200
979,000		Serena Software, Inc	10.375	03/15/16	Caa1	1,025,502
1,000,000		Stena AB	9.625	12/01/12	Ba3	1,075,000
1,390,000		United Rentals North America, Inc	7.750	11/15/13	B3	1,369,150

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 1,000,000		Universal Compression, Inc	7.250%	05/15/10	B1	$1,007,500
		TOTAL BUSINESS SERVICES				13,031,902

CHEMICALS AND ALLIED PRODUCTS - 5.25%
2,125,000		BCP Crystal US Holdings Corp	9.625	06/15/14	B3	2,305,625
700,000	g	Berry Plastics Holding Corp	8.875	09/15/14	B2	703,500
1,000,000		Hercules, Inc	6.750	10/15/29	Ba3	951,250
616,000		Huntsman International LLC	9.875	03/01/09	B2	642,180
2,160,000	g	Ineos Group Holdings plc	8.500	02/15/16	B2	2,057,400
690,000		Koppers Holdings, Inc (Step Bond, 0.000% -
		9.875% until 11/15/09)	0.000	11/15/14	B3	507,150
1,022,000		Koppers, Inc	9.875	10/15/13	B2	1,106,315
1,000,000		Nalco Co	7.750	11/15/11	B1	1,020,000
2,500,000	g	Nell AF SARL	8.375	08/15/15	B2	2,481,250
2,100,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	2,068,500
729,000		Rockwood Specialties Group, Inc	10.625	05/15/11	B3	780,030
		TOTAL CHEMICALS AND ALLIED PRODUCTS				14,623,200

COAL MINING - 0.52%
1,000,000		Arch Western Finance LLC	6.750	07/01/13	B1	960,000
500,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	502,500
		TOTAL COAL MINING				1,462,500

COMMUNICATIONS - 14.13%
3,402,000		Allbritton Communications Co	7.750	12/15/12	B1	3,427,515
2,450,000		American Cellular Corp	10.000	08/01/11	B3	2,566,375
1,000,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,007,500
1,000,000		Citizens Communications Co	9.250	05/15/11	Ba2	1,102,500
2,026,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,172,885
750,000		CSC Holdings, Inc	8.125	07/15/09	B2	776,250
2,100,000		CSC Holdings, Inc	7.625	04/01/11	B2	2,155,125
1,450,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,411,938
1,500,000		Gray Television, Inc	9.250	12/15/11	B1	1,569,375
4,210,000	g	Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	4,473,125
1,080,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	1,093,500
1,000,000		Liberty Media Corp	8.250	02/01/30	Ba2	998,167
814,000	g	Nordic Telephone Co Holdings ApS	8.875	05/01/16	B2	855,717
1,315,000		PanAmSat Corp	9.000	08/15/14	B2	1,357,738
165,000		Quebecor Media, Inc	7.750	03/15/16	B2	165,206
3,980,000		Qwest Communications International, Inc	7.250	02/15/11	B2	3,980,000
1,500,000		Qwest Corp	8.875	03/15/12	Ba2	1,636,875
710,000	g	Qwest Corp	7.500	10/01/14	Ba2	733,075
800,000		Qwest Corp	7.250	10/15/35	Ba2	758,000
1,000,000		Rogers Cable, Inc	7.875	05/01/12	Ba2	1,067,500
1,750,000		Rogers Wireless, Inc	9.625	05/01/11	Ba2	1,977,500
1,550,000		Shaw Communications, Inc	8.250	04/11/10	Ba2	1,635,250
1,000,000		Videotron Ltee	6.875	01/15/14	Ba2	985,000
1,410,000	g	Windstream Corp	8.125	08/01/13	Ba3	1,496,362
		TOTAL COMMUNICATIONS				39,402,478

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 11.86%
$ 500,000		AES Corp	9.375%	09/15/10	B1	$540,000
1,000,000		AES Corp	8.875	02/15/11	B1	1,070,000
750,000		AES Corp	7.750	03/01/14	B1	780,000
500,000	g	AES Corp	9.000	05/15/15	Ba3	538,750
1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B2	958,750
2,000,000		Allied Waste North America, Inc	7.875	04/15/13	B2	2,045,000
250,000		Allied Waste North America, Inc	6.125	02/15/14	B2	233,125
81,000		Aquila, Inc	9.950	02/01/11	B2	88,845
1,500,000		CMS Energy Corp	8.500	04/15/11	Ba3	1,620,000
1,000,000		Dynegy Holdings, Inc	8.375	05/01/16	B2	1,017,500
2,175,000	g	Edison Mission Energy	7.500	06/15/13	B1	2,196,750
2,840,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	B2	2,918,100
1,000,000		General Cable Corp	9.500	11/15/10	B2	1,070,000
1,250,000		Inergy LP	8.250	03/01/16	B1	1,293,750
2,479,385		Midwest Generation LLC	8.300	07/02/09	Ba2	2,528,973
2,690,000		Mirant North America LLC	7.375	12/31/13	B2	2,693,362
1,340,296	i,v	NRG Energy, Inc	4.645	02/01/13	Ba1	1,346,161
306,344	i,v	NRG Energy, Inc	4.645	02/01/13	Ba1	307,493
2,000,000		NRG Energy, Inc	7.375	02/01/16	B1	1,987,500
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	283,125
1,500,000		Reliant Energy, Inc	9.500	07/15/13	B2	1,556,250
700,000		Reliant Energy, Inc	6.750	12/15/14	B2	665,875
2,000,000		Sierra Pacific Resources	8.625	03/15/14	B1	2,159,434
1,000,000		Southern Natural Gas Co	8.000	03/01/32	Ba1	1,105,629
1,000,000		Williams Cos, Inc	8.125	03/15/12	Ba2	1,067,500
1,000,000		Williams Cos, Inc	7.750	06/15/31	Ba2	1,000,000
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				33,071,872

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.97%
1,905,000		L-3 Communications Corp	7.625	06/15/12	Ba3	1,962,150
710,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	749,050
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,711,200

FABRICATED METAL PRODUCTS - 0.82%
1,000,000		Ball Corp	6.875	12/15/12	Ba2	1,007,500
		Crown Americas LLC and Crown Americas Capital
1,250,000	g	Corp	7.625	11/15/13	B1	1,265,625
		TOTAL FABRICATED METAL PRODUCTS				2,273,125

FOOD AND KINDRED PRODUCTS - 0.87%
1,171,000		Constellation Brands, Inc	7.250	09/01/16	Ba2	1,184,174
500,000		Del Monte Corp	8.625	12/15/12	B2	524,375
750,000		Del Monte Corp	6.750	02/15/15	B2	723,750
		TOTAL FOOD AND KINDRED PRODUCTS				2,432,299

FOOD STORES - 2.09%
1,700,000		Delhaize America, Inc	8.125	04/15/11	Ba1	1,824,590
3,983,000		Stater Brothers Holdings	8.125	06/15/12	B1	4,002,915
		TOTAL FOOD STORES				5,827,505

FURNITURE AND HOMEFURNISHINGS STORES - 1.03%
2,800,000		GSC Holdings Corp	8.000	10/01/12	B1	2,884,000
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES				2,884,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
GENERAL BUILDING CONTRACTORS - 1.30%
$ 1,000,000		Beazer Homes USA, Inc	8.375%	04/15/12	Ba1	$995,000
1,250,000		K Hovnanian Enterprises, Inc	8.000	04/01/12	Ba1	1,231,250
250,000		KB Home	8.625	12/15/08	Ba2	256,218
500,000		KB Home	6.375	08/15/11	Ba1	483,088
820,000		Stanley-Martin Communities LLC	9.750	08/15/15	B3	649,850
		TOTAL GENERAL BUILDING CONTRACTORS				3,615,406

HEALTH SERVICES - 2.21%
1,000,000		DaVita, Inc	6.625	03/15/13	B2	976,250
1,500,000		DaVita, Inc	7.250	03/15/15	B3	1,473,750
1,000,000		HCA, Inc	7.875	02/01/11	Ba2	956,250
1,000,000		HCA, Inc	6.300	10/01/12	Ba2	846,250
1,650,000		HCA, Inc	6.500	02/15/16	Ba2	1,320,000
750,000		HCA, Inc	7.500	11/06/33	Ba2	585,000
		TOTAL HEALTH SERVICES				6,157,500

HOLDING AND OTHER INVESTMENT OFFICES - 1.74%
2,000,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	2,070,000
2,690,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,770,700
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				4,840,700

HOTELS AND OTHER LODGING PLACES - 1.61%
750,000		MGM Mirage	8.500	09/15/10	Ba2	797,813
2,750,000		MGM Mirage	6.750	09/01/12	Ba2	2,712,187
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ba2	965,000
		TOTAL HOTELS AND OTHER LODGING PLACES				4,475,000

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.24%
1,450,000		Case New Holland, Inc	9.250	08/01/11	Ba3	1,537,000
2,000,000		Scientific Games Corp	6.250	12/15/12	Ba3	1,925,000
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,462,000

INSTRUMENTS AND RELATED PRODUCTS - 1.08%
1,250,000		Fisher Scientific International, Inc	6.750	08/15/14	Ba2	1,271,875
500,000		Xerox Corp	9.750	01/15/09	Ba1	541,250
1,150,000		Xerox Corp	6.875	08/15/11	Ba1	1,184,500
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,997,625

JUSTICE, PUBLIC ORDER AND SAFETY - 0.53%
1,500,000		Corrections Corp of America	6.250	03/15/13	Ba3	1,470,000
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,470,000

LEGAL SERVICES - 0.79%
2,177,000	g	FTI Consulting, Inc	7.750	10/01/16	Ba2	2,198,770
		TOTAL LEGAL SERVICES				2,198,770

MISCELLANEOUS RETAIL - 2.42%
1,250,000		AmeriGas Partners Lp	7.125	05/20/16	B1	1,231,250
1,000,000		Couche-Tard US Lp	7.500	12/15/13	Ba2	1,015,000
944,000		FTD, Inc	7.750	02/15/14	B3	929,840

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 1,000,000		Rite Aid Corp	7.500%	01/15/15	B2	$947,500
2,450,000	g	Stripes Acquisition LLC	10.625	12/15/13	B2	2,609,250
		TOTAL MISCELLANEOUS RETAIL				6,732,840

NONDEPOSITORY INSTITUTIONS - 4.17%
1,250,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,154,809
1,300,000		Ford Motor Credit Co	7.875	06/15/10	B1	1,266,041
980,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	1,011,825
710,000		Ford Motor Credit Co	9.875	08/10/11	B1	734,717
1,250,000		Ford Motor Credit Co	7.000	10/01/13	B1	1,159,798
830,000		General Motors Acceptance Corp	6.150	04/05/07	Ba1	829,054
800,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	798,860
1,450,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	1,413,998
710,000		General Motors Acceptance Corp	7.750	01/19/10	Ba1	727,497
1,600,000		General Motors Acceptance Corp	7.250	03/02/11	Ba1	1,609,147
885,000		General Motors Acceptance Corp	8.000	11/01/31	Ba1	925,339
		TOTAL NONDEPOSITORY INSTITUTIONS				11,631,085

OIL AND GAS EXTRACTION - 4.77%
1,060,000		Chesapeake Energy Corp	7.625	07/15/13	Ba2	1,082,525
750,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	761,250
2,000,000		Chesapeake Energy Corp	7.750	01/15/15	Ba2	2,040,000
2,500,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	2,362,500
1,080,000		Denbury Resources, Inc	7.500	04/01/13	B1	1,080,000
1,450,000		Encore Acquisition Co	6.000	07/15/15	B1	1,326,750
425,000		Encore Acquisition Co	7.250	12/01/17	B1	409,063
1,000,000		Hanover Compressor Co	9.000	06/01/14	B2	1,060,000
649,000		Magnum Hunter Resources, Inc	9.600	03/15/12	B1	686,317
1,440,000	g	Pogo Producing Co	7.875	05/01/13	B1	1,467,000
1,030,000		Range Resources Corp	7.500	05/15/16	B1	1,035,150
		TOTAL OIL AND GAS EXTRACTION				13,310,555

PAPER AND ALLIED PRODUCTS - 5.84%
1,929,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B2	1,914,533
850,000		Abitibi-Consolidated, Inc	6.000	06/20/13	B2	690,625
710,000		Bowater, Inc	9.000	08/01/09	B2	734,850
888,000		Bowater, Inc	6.500	06/15/13	B2	788,100
1,421,000		Caraustar Industries, Inc	7.375	06/01/09	B3	1,335,740
3,355,000		Cenveo Corp	7.875	12/01/13	B3	3,178,862
810,000		Domtar, Inc	7.125	08/15/15	B2	753,300
820,000		Georgia-Pacific Corp	8.125	05/15/11	B2	840,500
2,500,000		Graphic Packaging International Corp	8.500	08/15/11	B2	2,556,250
2,005,000		Greif, Inc	8.875	08/01/12	Ba3	2,095,225
1,450,000		Jefferson Smurfit Corp US	8.250	10/01/12	B2	1,388,375
		TOTAL PAPER AND ALLIED PRODUCTS				16,276,360

PERSONAL SERVICES - 0.70%
1,900,000		Mac-Gray Corp	7.625	08/15/15	B2	1,938,000
		TOTAL PERSONAL SERVICES				1,938,000

PETROLEUM AND COAL PRODUCTS - 1.94%
2,500,000		Equistar Chemicals Lp	8.750	02/15/09	B1	2,587,500
2,100,000		Lyondell Chemical Co	8.000	09/15/14	B1	2,126,250

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 710,000	g	Tesoro Corp	6.250%	11/01/12	Ba1	$684,262
		TOTAL PETROLEUM AND COAL PRODUCTS				5,398,012

PRIMARY METAL INDUSTRIES - 1.20%
3,050,000	g	Novelis, Inc	8.250	02/15/15	B3	2,897,500
421,000		United States Steel Corp	9.750	05/15/10	Ba1	449,417
		TOTAL PRIMARY METAL INDUSTRIES				3,346,917

PRINTING AND PUBLISHING - 3.81%
1,080,000	g,j	AAC Group Holding Corp	12.750	10/01/12	Caa1	1,128,600
1,200,000		American Achievement Corp	8.250	04/01/12	B1	1,212,000
720,000		Morris Publishing Group LLC	7.000	08/01/13	B1	680,400
1,000,000		Primedia, Inc	8.875	05/15/11	B2	977,500
2,128,000	g	Quebecor World Capital Corp	8.750	03/15/16	B1	2,048,200
3,060,000		RH Donnelley Corp	8.875	01/15/16	B3	3,067,650
1,500,000		Visant Corp	7.625	10/01/12	B2	1,507,500
		TOTAL PRINTING AND PUBLISHING				10,621,850

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.38%
1,220,000		Solo Cup Co	8.500	02/15/14	Caa2	1,053,775
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,053,775

SECURITY AND COMMODITY BROKERS - 0.29%
800,000		E*Trade Financial Corp	7.375	09/15/13	Ba2	818,000
		TOTAL SECURITY AND COMMODITY BROKERS				818,000

SOCIAL SERVICES - 0.62%
1,860,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	1,739,100
		TOTAL SOCIAL SERVICES				1,739,100

STONE, CLAY, AND GLASS PRODUCTS - 1.02%
1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	Ba2	1,027,500
1,250,000		Owens Brockway Glass Container, Inc	7.750	05/15/11	Ba2	1,284,375
500,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	527,500
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,839,375

TRANSPORTATION EQUIPMENT - 3.18%
1,000,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	952,500
2,000,000		Ford Motor Co	6.625	10/01/28	B3	1,492,500
1,420,000		Ford Motor Co	7.450	07/16/31	B3	1,096,950
700,000		General Motors Corp	7.200	01/15/11	Caa1	644,875
1,100,000		General Motors Corp	7.700	04/15/16	Caa1	958,375
800,000		General Motors Corp	8.800	03/01/21	Caa1	708,000
2,250,000		General Motors Corp	8.375	07/15/33	Caa1	1,946,250
1,000,000		Sequa Corp	9.000	08/01/09	B2	1,061,250
		TOTAL TRANSPORTATION EQUIPMENT				8,860,700

TRANSPORTATION SERVICES - 0.64%
1,850,000		United Rentals North America, Inc	6.500	02/15/12	B1	1,785,250
		TOTAL TRANSPORTATION SERVICES				1,785,250

WATER TRANSPORTATION - 0.90%
2,500,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	2,512,500
		TOTAL WATER TRANSPORTATION				2,512,500

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
WHOLESALE TRADE-DURABLE GOODS - 3.29%
$ 1,420,000	g	Baker & Taylor, Inc	11.500%	07/01/13	B2	$1,398,700
2,500,000		IKON Office Solutions, Inc	7.750	09/15/15	Ba3	2,568,750
1,273,000		Interline Brands, Inc	8.125	06/15/14	B3	1,288,912
750,000		Russel Metals, Inc	6.375	03/01/14	Ba2	708,750
3,250,000		Ryerson, Inc	8.250	12/15/11	B3	3,217,500
		TOTAL WHOLESALE TRADE-DURABLE GOODS				9,182,612

		TOTAL CORPORATE BONDS				267,394,484
		(Cost $266,857,488)

SHARES

WARRANTS - 0.00%**
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%**
500		Travelcenters Of America, Inc (Expires 05/01/09)				1,500
1,500		Travelcenters Of America, Inc (Expires 05/01/09)				4,500
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				6,000

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
1,500	v	Advanstar Holdings Corp (Expires 10/15/11)				15
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				15

PAPER AND ALLIED PRODUCTS - 0.00%**
250	v	Pliant Corp (Expires 06/01/10)				3
		TOTAL PAPER AND ALLIED PRODUCTS				3

		TOTAL WARRANTS				6,018
		(Cost $162,890)

PRINCIPAL

SHORT - TERM INVESTMENTS - 2.56%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.56%
$ 7,140,000		Federal Home Loan Bank (FHLB)	4.750	10/02/06		7,140,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				7,140,000
		TOTAL SHORT-TERM INVESTMENTS				7,140,000
		(Cost $7,139,058)

		TOTAL PORTFOLIO - 98.48%				274,540,502
		(Cost $274,159,436)

		OTHER ASSETS & LIABILITIES, NET - 1.52%				4,234,262

		NET ASSETS - 100.00%				$278,774,764

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

**	Represents less than 0.01%
+	As provided by Moody's Investor Service.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2006, the value of these securities amounted to $51,470,300 or 18.46% of net assets.
i	Floating rate or variable rate securities reflects the rate at September 30, 2006.
j	Payment-in-kind security.
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

BONDS - 98.70%

CORPORATE BONDS - 49.34%

ASSET BACKED - 13.85%
$ 100,817	g	Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900%	07/26/35	NR	$100,693
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,473,342
500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	485,803
500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	494,880
500,000		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	489,326
1,320,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,305,184
622,656	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	585,680
460,892	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	461,110
2,500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class
		A3)	5.706	07/25/36	Aaa	2,511,500
600,000	i	GMAC Mortgage Corp Loan Trust Series 2005-HE2
		(Class A3)	4.622	11/25/35	Aaa	593,277
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	03/01/30	Aaa	2,004,426
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	03/01/36	Aaa	2,008,338
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	505,495
577,258	g	Long Beach Asset Holdings Corp Series 2006-4 (Class
		N1)	5.877	06/25/46	NR	575,806
2,112,319	g	Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	2,141,473
1,000,000	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	999,894
3,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	Aaa	3,021,036
2,000,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class A3)	5.570	02/25/36	Aaa	2,002,956
500,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	503,013
1,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,006,377
1,300,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,314,579
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,154
1,701,992	g,v	Sierra Receivables Funding Co Series 2006-1A (Class
		A1)	5.840	05/20/18	Aaa	1,723,747
		TOTAL ASSET BACKED				26,806,089

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
CHEMICALS AND ALLIED PRODUCTS - 0.76%
$ 250,000		Abbott Laboratories	5.600%	05/15/11	A1	$254,507
1,000,000		Eli Lilly & Co	2.900	03/15/08	Aa3	967,466
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	242,918
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,464,891

COMMUNICATIONS - 1.39%
500,000		CBS Corp	5.625	05/01/07	Baa3	500,378
1,000,000		Sprint Capital Corp	6.000	01/15/07	Baa3	1,001,072
500,000		Verizon Global Funding Corp	7.375	09/01/12	A3	547,521
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	499,821
150,000	g	Viacom, Inc	5.750	04/30/11	Baa3	149,722
		TOTAL COMMUNICATIONS				2,698,514

DEPOSITORY INSTITUTIONS - 5.79%
500,000		Bank of America Corp	5.250	02/01/07	Aa2	499,664
250,000		Bank of America Corp	5.375	08/15/11	Aa2	252,219
1,000,000		Bank One NA	3.700	01/15/08	Aa2	981,477
2,500,000		Citigroup, Inc	5.100	09/29/11	Aa1	2,494,006
1,000,000		JP Morgan Chase & Co	3.500	03/15/09	Aa3	963,099
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	247,396
500,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	487,870
500,000		Mellon Funding Corp	4.875	06/15/07	A1	498,374
250,000		National City Bank of Indiana	4.875	07/20/07	Aa3	248,787
250,000		Popular North America, Inc	3.875	10/01/08	A3	242,222
250,000		Popular North America, Inc	5.650	04/15/09	A3	251,119
500,000		US Bank NA	5.700	12/15/08	Aa2	505,209
500,000		Wachovia Bank NA	4.850	07/30/07	Aa2	497,818
500,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	501,357
250,000		Washington Mutual, Inc	5.500	08/24/11	A3	251,209
1,750,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,760,043
500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	524,223
		TOTAL DEPOSITORY INSTITUTIONS				11,206,092

EATING AND DRINKING PLACES - 0.26%
500,000		McDonald's Corp	5.950	01/15/08	A2	503,235
		TOTAL EATING AND DRINKING PLACES				503,235

ELECTRIC, GAS, AND SANITARY SERVICES - 3.86%
500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	480,645
250,000		Consumers Energy Co	4.400	08/15/09	Baa2	243,324
2,000,000		Duke Energy Corp	3.750	03/05/08	A2	1,957,585
300,000		FirstEnergy Corp	5.500	11/15/06	Baa3	299,988
500,000		Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	496,451
1,000,000		Nisource Finance Corp	3.200	11/01/06	Baa3	998,179
1,000,000		Ohio Power Co	5.300	11/01/10	A3	997,459
500,000		ONEOK Partners Lp	5.900	04/01/12	Baa2	501,963
500,000		Pepco Holdings, Inc	5.500	08/15/07	Baa3	499,884
1,000,000		Tampa Electric Co	5.375	08/15/07	Baa2	999,146
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,474,624

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.64%
$ 500,000		Cisco Systems, Inc	5.250%	02/22/11	A1	$502,402
500,000		Cooper Industries, Inc	5.250	07/01/07	A3	497,773
250,000		Hewlett-Packard Co	3.625	03/15/08	A3	244,306
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,244,481

FABRICATED METAL PRODUCTS - 0.78%
500,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	490,174
1,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	1,014,158
		TOTAL FABRICATED METAL PRODUCTS				1,504,332

FINANCE, TAXATION AND MONETARY POLICY - 0.53%
1,000,000		Grand Prairie Sports Facilities	7.130	09/15/18	Aaa	1,016,930
		TOTAL FINANCE, TAXATION AND MONETARY POLICY				1,016,930

FOOD AND KINDRED PRODUCTS - 1.28%
500,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	486,337
500,000		Diageo Capital plc	5.125	01/30/12	A3	494,996
1,000,000		General Mills, Inc	5.125	02/15/07	Baa1	998,776
500,000		Kraft Foods, Inc	4.000	10/01/08	A3	488,395
		TOTAL FOOD AND KINDRED PRODUCTS				2,468,504

FOOD STORES - 0.52%
500,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	513,562
500,000		Safeway, Inc	4.125	11/01/08	Baa2	487,027
		TOTAL FOOD STORES				1,000,589

FURNITURE AND FIXTURES - 0.26%
500,000		Masco Corp	4.625	08/15/07	Baa1	495,107
		TOTAL FURNITURE AND FIXTURES				495,107

GENERAL BUILDING CONTRACTORS - 0.28%
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	549,365
		TOTAL GENERAL BUILDING CONTRACTORS				549,365

GENERAL MERCHANDISE STORES - 1.27%
1,000,000		May Department Stores Co	3.950	07/15/07	Baa1	986,604
500,000		Target Corp	3.375	03/01/08	A1	487,744
500,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	497,009
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	483,435
		TOTAL GENERAL MERCHANDISE STORES				2,454,792

HOLDING AND OTHER INVESTMENT OFFICES - 0.26%
500,000		Simon Property Group Lp	5.600	09/01/11	Baa1	502,847
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				502,847

INSURANCE CARRIERS - 0.64%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	244,195
500,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	498,516
500,000		WellPoint, Inc	5.000	01/15/11	Baa1	493,614
		TOTAL INSURANCE CARRIERS				1,236,325

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
MOTION PICTURES - 0.39%
$ 250,000		Walt Disney Co	5.700%	07/15/11	A3	$254,636
500,000		Walt Disney Co	5.500	12/29/06	A3	500,298
		TOTAL MOTION PICTURES				754,934

NONDEPOSITORY INSTITUTIONS - 6.16%
250,000		American General Finance Corp	2.750	06/15/08	A1	239,920
1,000,000	g	American Honda Finance Corp	5.125	12/15/10	A1	997,595
250,000		Caterpillar Financial Services Corp	4.875	06/15/07	A2	249,170
1,000,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	958,965
500,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	489,180
140,000		FIA Card Services NA	5.375	01/15/08	Aa1	140,256
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	461,924
200,000		Ford Motor Credit Co	9.875	08/10/11	B1	206,962
1,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	1,038,720
500,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	499,287
1,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	999,728
1,500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	1,526,564
1,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	981,890
500,000		International Lease Finance Corp	5.450	03/24/11	A1	502,259
500,000		National Rural Utilities Cooperative Finance Corp	6.500	03/01/07	A2	502,397
500,000		Residential Capital Corp	6.125	11/21/08	Baa3	501,989
250,000		SLM Corp	4.000	01/15/10	A2	240,912
400,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	383,383
900,000		Western Financial Bank	9.625	05/15/12	Aa3	995,724
		TOTAL NONDEPOSITORY INSTITUTIONS				11,916,825

OIL AND GAS EXTRACTION - 0.48%
500,000		Anadarko Petroleum Corp	3.250	05/01/08	Baa2	483,514
200,000		BJ Services Co	5.750	06/01/11	Baa1	201,814
250,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	247,133
		TOTAL OIL AND GAS EXTRACTION				932,461

OTHER MORTGAGE BACKED SECURITIES - 2.52%
475,517		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	477,353
471,912		First Horizon Asset Securities, Inc Series 2003-9 (Class
		1A4)	5.500	11/25/33	NR	471,765
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	1,964,306
1,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	990,840
969,309		Residential Asset Securitization Trust Series 2006-A6
		(Class 2A6)	6.000	07/25/36	Aaa	974,570
		TOTAL OTHER MORTGAGE BACKED SECURITIES				4,878,834

PETROLEUM AND COAL PRODUCTS - 0.39%
750,000		Conoco Funding Co	5.450	10/15/06	NR	750,003
		TOTAL PETROLEUM AND COAL PRODUCTS				750,003

PIPELINES, EXCEPT NATURAL GAS - 1.65%
750,000		Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	726,159
1,000,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	985,528
500,000		Enterprise Products Operating Lp	4.950	06/01/10	Baa3	489,404

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL		RATE	DATE	RATING+	VALUE
$ 500,000	Panhandle Eastern Pipe Line	4.800%	08/15/08	Baa3	$495,066
500,000	Plains All American Pipeline Lp	4.750	08/15/09	Baa3	489,612
	TOTAL PIPELINES, EXCEPT NATURAL GAS				3,185,769

PRINTING AND PUBLISHING - 0.49%
1,000,000	RR Donnelley & Sons Co	3.750	04/01/09	Baa2	953,649
	TOTAL PRINTING AND PUBLISHING				953,649

RAILROAD TRANSPORTATION - 0.31%
87,000	Norfolk Southern Corp	7.350	05/15/07	Baa1	87,954
500,000	Union Pacific Corp	5.750	10/15/07	Baa2	502,233
	TOTAL RAILROAD TRANSPORTATION				590,187

SECURITY AND COMMODITY BROKERS - 1.92%
500,000	Bear Stearns Cos, Inc	5.700	01/15/07	A1	500,244
500,000	Franklin Resources, Inc	3.700	04/15/08	A2	488,894
500,000	Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	528,057
1,000,000	Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	971,858
500,000	Morgan Stanley	5.800	04/01/07	Aa3	500,832
750,000	Morgan Stanley	3.625	04/01/08	Aa3	732,956
	TOTAL SECURITY AND COMMODITY BROKERS				3,722,841

TRANSPORTATION BY AIR - 0.10%
200,000	FedEx Corp	5.500	08/15/09	Baa2	200,890
	TOTAL TRANSPORTATION BY AIR				200,890

TRANSPORTATION EQUIPMENT - 2.05%
500,000	Boeing Capital Corp	5.750	02/15/07	A2	500,948
500,000	DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	501,340
1,000,000	General Dynamics Corp	3.000	05/15/08	A2	965,412
2,000,000	United Technologies Corp	4.875	11/01/06	A2	1,998,312
	TOTAL TRANSPORTATION EQUIPMENT				3,966,012

WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
1,000,000	Gillette Co	4.125	08/30/07	Aa3	986,174
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				986,174

	TOTAL CORPORATE BONDS				95,465,296
	(Cost $95,963,026)

GOVERNMENT BONDS - 49.36%

AGENCY SECURITIES - 23.78%
750,000	Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	730,012
750,000	FFCB	4.125	04/15/09	Aaa	736,503
4,000,000	FFCB	5.375	07/18/11	Aaa	4,082,313
2,000,000	Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	2,039,553
2,750,000	Federal Home Loan Mortgage Corp (FHLMC)	4.375	11/16/07	Aaa	2,727,290
500,000	FHLMC	3.750	02/27/09	Aaa	484,512
8,200,000	FHLMC	7.000	03/15/10	Aaa	8,742,683
750,000	FHLMC	5.250	07/18/11	Aaa	760,704
1,200,000	Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	1,181,831
2,000,000	FNMA	5.000	09/15/08	Aaa	2,002,361

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 750,000		FNMA	5.210%	03/16/09	Aaa	$748,497
3,000,000	d	FNMA	5.375	08/15/09	Aaa	3,039,141
8,900,000		FNMA	7.125	06/15/10	Aaa	9,563,864
3,500,000		FNMA	6.250	02/01/11	Aa2	3,660,837
5,500,000		FNMA	5.800	06/07/11	Aaa	5,515,030
		TOTAL AGENCY SECURITIES				46,015,131

FOREIGN GOVERNMENT BONDS - 2.91%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	249,506
1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	971,895
1,000,000		International Finance Corp	5.125	05/02/11	Aaa	1,011,349
1,250,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,261,915
150,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	152,102
1,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	998,718
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	986,034
		TOTAL FOREIGN GOVERNMENT BONDS				5,631,519

MORTGAGE BACKED SECURITIES - 2.51%
35,071		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		35,011
260,593		FHLMC	6.000	12/15/30		262,486
151,605		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		153,791
664,342		FGLMC	5.500	01/01/19		665,402
591,709		FGLMC	5.500	01/01/19		592,653
557,118		Federal National Mortgage Association (FNMA)	6.143	02/01/08		557,837
862,921		FNMA	6.366	12/01/08		864,901
131,810		FNMA	5.000	06/01/13		131,126
536,612		FNMA	5.000	02/25/35		527,900
848,669		Freddie Mac Reference REMIC	5.125	10/15/15		841,286
227,744	i	Government National Mortgage Association (GNMA)	6.235	06/16/21		229,859
		TOTAL MORTGAGE BACKED SECURITIES				4,862,252

U.S. TREASURY SECURITIES - 20.16%
3,000,000	i	BECCS (Step Bond, 0.000% - 14.000% until 11/15/06)	0.000	11/15/11		2,981,730
310,183	k	United States Treasury Inflation Indexed Bond	3.875	01/15/09		319,150
9,950,000		United States Treasury Note	4.375	12/31/07		9,890,897
500,000		United States Treasury Note	4.875	04/30/08		500,725
2,400,000		United States Treasury Note	5.000	07/31/08		2,411,232
5,000,000		United States Treasury Note	4.875	05/15/09		5,028,851
9,280,000		United States Treasury Note	4.875	07/31/11		9,389,505
8,500,000		United States Treasury Note	4.500	09/30/11		8,467,462
		TOTAL U.S. TREASURY SECURITIES				38,989,552

		TOTAL GOVERNMENT BONDS				95,498,454
		(Cost $96,036,615)
		TOTAL BONDS				190,963,750
		(Cost $191,999,641)

SHORT-TERM INVESTMENTS - 2.15%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.15%
4,160,000		Federal Home Loan Bank (FHLB)	4.750	10/02/06		4,160,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				4,160,000
		TOTAL SHORT-TERM INVESTMENTS				4,160,000
		(Cost $4,159,451)

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

		VALUE

	TOTAL PORTFOLIO - 100.85%	$195,123,750
	(Cost $196,159,092)

	OTHER ASSETS & LIABILITIES, NET - (0.85%)	(1,638,462)

	NET ASSETS - 100.00%	$193,485,288

+	As provided by Moody's Investors Service.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed
	delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions
	exempt from registration to qualified institutional buyers.
	At September 30, 2006, the value of these securities amounted to $9,373,247 or 4.84% of net assets.
i	Floating rate or variable rate securities reflects the rate at September 30, 2006.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.

	ABBREVIATION:
	NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 99.05%
ALABAMA - 1.46%
$ 440,000	a	Birmingham Industrial Water Board, ETM	6.000%	07/01/07	NR	$448,540
2,300,000		Courtland IDB, International Paper Project, Series 2003A	5.000	11/01/13	Baa3	2,412,976
		TOTAL ALABAMA				2,861,516
ARIZONA - 3.69%
1,000,000		Arizona Health Facilities Authority	6.375	12/01/37	NR	1,154,630
650,000		Arizona State Transportation Board, Grant Anticipation Note	5.000	07/01/14	Aa3	705,484
1,535,000		Arizona Water Infrastructure Finance Authority, Water Quality	5.000	10/01/16	Aaa	1,692,322
2,045,000		Greater Arizona Development Authority	5.000	08/01/14	Aaa	2,224,081
1,310,000		Tucson AZ, COP	5.250	07/01/14	Aaa	1,441,013
		TOTAL ARIZONA				7,217,530
ARKANSAS - 2.59%
1,260,000		Arkansas Development Finance Authority	5.000	11/01/14	NR	1,365,172
1,750,000		Arkansas Development Finance Authority, Waste Water Rev,
		Series 2001-A	5.500	12/01/18	NR	1,995,262
345,000		Arkansas Housing Development Agency, ETM	8.375	07/01/10	NR	377,251
340,000	a	Jefferson County Health Care & Residential Facilities Board,
		ETM	7.250	12/01/10	NR	378,553
820,000		North Little Rock	6.500	07/01/15	Aaa	950,560
		TOTAL ARKANSAS				5,066,798
CALIFORNIA - 2.38%
3,185,000		California State Department of Water Resources	5.500	05/01/12	A1	3,469,643
500,000		California State GO	5.250	12/01/12	A1	542,880
550,000		California State GO	5.000	09/01/16	A1	600,727
45,000	*	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Aaa	45,144
		TOTAL CALIFORNIA				4,658,394

COLORADO - 0.56%
1,065,000		Colorado Health Facilities Authority	5.250	10/01/26	Aaa	1,100,763
		TOTAL COLORADO				1,100,763

CONNECTICUT - 0.77%
1,240,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	Aaa	1,510,184
		TOTAL CONNECTICUT				1,510,184

DISTRICT OF COLUMBIA - 0.17%
300,000		District of Columbia, Hospital Rev Midlantic, ETM	6.000	08/15/10	Aaa	326,418
		TOTAL DISTRICT OF COLUMBIA				326,418
FLORIDA - 6.66%
2,000,000		Broward County School Board, COP	5.250	07/01/16	Aaa	2,216,960
1,500,000		Broward County School Board, COP	5.250	07/01/15	Aaa	1,654,530
1,600,000	*	First Florida Governmental Financing Commission, Series
		2001B	5.500	07/01/15	Aaa	1,800,608
725,000		Florida State Board of Education, Lottery Rev	5.000	07/01/18	Aaa	776,975
2,000,000		Lake County School Board, COP	5.250	06/01/17	Aaa	2,227,980
1,925,000		Lake County School Board, COP	5.250	06/01/18	Aaa	2,151,168
1,000,000		Palm Beach County Solid Waste Authority, Series 1997-A	6.000	10/01/10	Aaa	1,086,550
1,000,000		Pinellas County Health Facility Authority, Baycare	5.500	11/15/33	Aa3	1,103,470
		TOTAL FLORIDA				13,018,241

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
GEORGIA - 1.16%
$ 1,015,000		Atlanta, GA, Water & Wastewater, Series 1999-A	5.500%	11/01/14	Aaa	$1,130,253
1,055,000		Georgia State GO	5.000	07/01/13	Aaa	1,143,968
		TOTAL GEORGIA				2,274,221

ILLINOIS - 3.64%
730,000		Chicago Metropolitan Water Reclamation District-Greater
		Chicago, ETM	7.000	01/01/11	Aaa	801,708
860,000		Cook County Community Consolidated School District No 64	5.500	12/01/14	Aaa	962,968
1,185,000		Kendall-Grundy Etc Counties High School District No 308	5.000	10/01/14	Aaa	1,286,471
1,000,000		Madison County Community Unit School District No 7-
		Edwardsville, ETM	5.850	02/01/13	Aaa	1,099,800
1,255,000		Madison-Bond Etc Counties Community Unit School District
		No 5	5.000	02/01/19	Aaa	1,367,172
1,460,000		Metropolitan Pier & Exposition Authority	5.375	06/01/13	Aaa	1,606,701
		TOTAL ILLINOIS				7,124,820

INDIANA - 4.95%
1,365,000		Anderson School Building Corp, 1st Mtge, ETM	5.250	07/15/14	Aaa	1,486,567
1,340,000		Benton School Improvement Building Corp	5.000	07/15/15	NR	1,460,064
1,200,000		Center Grove School Building Corp	5.000	07/15/14	Aaa	1,300,344
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,089,600
2,000,000		New Albany Floyd County School Building Corp, 1st Mtge	5.000	07/15/15	NR	2,179,200
2,000,000		South Madison Elementary School Building Corp, 1st Mtge	5.000	07/15/15	Aaa	2,158,840
		TOTAL INDIANA				9,674,615

KENTUCKY - 0.96%
1,775,000	a	Kentucky Turnpike Authority, Toll Rev, ETM	6.000	07/01/11	Aaa	1,884,908
		TOTAL KENTUCKY				1,884,908

LOUISIANA - 2.67%
2,235,000		Desoto Parish, PCR, International Paper, Series 2002A	5.000	10/01/12	Baa3	2,333,653
650,000		Louisiana State GO	5.000	07/15/15	Aaa	703,196
2,000,000		Louisiana State GO	5.000	05/01/16	Aaa	2,177,660
		TOTAL LOUISIANA				5,214,509

MARYLAND - 1.60%
1,550,000		Maryland State GO	5.500	08/01/12	Aaa	1,710,286
1,280,000		Maryland State GO	5.000	03/01/16	Aaa	1,412,224
		TOTAL MARYLAND				3,122,510

MICHIGAN - 5.49%
2,020,000		Ann Arbor School District	5.000	05/01/15	Aaa	2,203,638
1,710,000		Bedford Public School District	5.000	05/01/14	Aaa	1,855,641
1,705,000		Caledonia Community Schools	5.000	05/01/15	Aaa	1,860,001
1,000,000		Detroit Water Supply System	5.000	07/01/14	Aaa	1,086,760
800,000		Forest Hills Public Schools	5.000	05/01/15	Aaa	872,728
1,750,000		L'Anse Creuse Public Schools	5.000	05/01/15	Aaa	1,909,092
850,000		New Haven Community Schools	5.250	05/01/16	Aaa	947,410
		TOTAL MICHIGAN				10,735,270

MINNESOTA - 0.19%
330,000		Western Minnesota Municipal Power Agency, ETM	6.375	01/01/16	Aaa	366,660
		TOTAL MINNESOTA				366,660

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

MISSISSIPPI - 0.75%
$ 1,120,000	a	Harrison County Wastewater Management District, ETM	5.000%	02/01/15	Baa1	$1,208,894
250,000		Mississippi Development Bank Special Obligation, Biloxi	5.000	11/01/18	Aaa	263,910
		TOTAL MISSISSIPPI				1,472,804

MISSOURI - 1.49%
1,575,000		Missouri Environmental Improvement & Energy Resources
		Authority	5.500	07/01/12	Aaa	1,731,460
1,000,000		Missouri Health & Educational Facilities Authority, BJC
		Health Project, ETM	6.750	05/15/13	Aaa	1,179,370
		TOTAL MISSOURI				2,910,830

NEVADA - 0.41%
800,000		Clark County, NV, PCR Nevada Power Project	5.300	10/01/11	NR	801,512
		TOTAL NEVADA				801,512

NEW JERSEY - 7.07%
4,010,000		Garden State Preservation Trust, Series 2005-C	5.125	11/01/18	Aaa	4,504,032
2,550,000		New Jersey Economic Development Authority, School
		Facilities Construction	5.250	09/01/14	Aaa	2,813,262
350,000		New Jersey State GO	5.500	07/15/16	Aaa	398,205
1,185,000		New Jersey State Turnpike Authority	6.500	01/01/16	Aaa	1,383,203
1,765,000		New Jersey State Turnpike Authority, ETM	5.700	05/01/13	Aaa	1,872,665
500,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aaa	565,015
2,000,000		New Jersey Transportation Trust Fund Authority, ETM	5.750	12/15/14	Aaa	2,293,600
		TOTAL NEW JERSEY				13,829,982

NEW MEXICO - 0.24%
280,000		Dona Ana County, NM, County Administrative Facilities
		Project, Series 2004A	5.500	12/01/17	NR	307,544
150,000	a	New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	162,816
		TOTAL NEW MEXICO				470,360

NEW YORK - 14.17%
350,000		Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	Aaa	357,339
2,000,000		Long Island Power Authority	5.250	12/01/14	A3	2,195,800
2,000,000		Metropolitan Transportation Authority	5.500	11/15/13	Aaa	2,231,220
2,050,000		Metropolitan Transportation Authority, Dedicated Tax	5.500	11/15/16	Aaa	2,342,146
2,750,000		Metropolitan Transportation Authority, Service Contract	5.500	07/01/16	A1	3,082,447
1,500,000		Metropolitan Transportation Authority, Service Contract	5.750	01/01/18	Aaa	1,750,515
500,000	h	New York State Dormitory Authority	4.050	02/15/16	NR	500,365
2,500,000		New York State Dormitory Authority	5.500	05/15/17	Aaa	2,858,850
1,825,000		New York State Environmental Facilities Corp	5.000	03/15/14	NR	1,974,467
2,800,000		New York State Environmental Facilities Corp	5.250	06/15/18	Aaa	3,041,920
1,830,000		New York State Thruway Authority, Service Contract	5.500	04/01/12	A1	1,996,146
5,000,000		Tobacco Settlement Financing Authority, Series 2003 B-1C	5.500	06/01/16	A1	5,379,400
		TOTAL NEW YORK				27,710,615

NORTH CAROLINA - 0.17%
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	Aaa	43,693
250,000		North Carolina Municipal Power Agency No 1 Catawba	5.500	01/01/15	Aaa	281,133
		TOTAL CAROLINA				324,826

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
OHIO - 2.76%
$ 1,800,000		Akron Sewer System Rev	5.000%	12/01/17	Aaa	$1,984,518
1,820,000	h	Cincinnati City School District GO	5.000	12/01/16	Aaa	2,000,926
200,000		Dayton Senior Facilities Rev, Emery Air	6.050	10/01/09	NR	213,604
75,000		Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	84,412
1,000,000		Olentangy Local School District	5.500	12/01/19	Aaa	1,111,290
		TOTAL OHIO				5,394,750

OKLAHOMA - 0.24%
440,000	a	Tulsa County Home Finance Authority, ETM	6.900	08/01/10	Aaa	467,878
		TOTAL OKLAHOMA				467,878

OREGON - 1.11%
2,010,000		Oregon State Department of Administrative Services, Lottery
		Rev	5.000	04/01/13	Aaa	2,165,574
		TOTAL OREGON				2,165,574

PENNSYLVANIA - 6.02%
1,845,000		Carbon County Hospital Authority	5.400	11/15/14	Aaa	2,045,312
2,220,000		Carbon County IDA, Panter Creek	6.650	05/01/10	NR	2,321,032
335,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.000	11/01/06	A3	335,285
975,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.000	11/01/08	A3	1,009,291
1,030,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.000	11/01/09	A3	1,079,595
1,250,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.500	11/01/16	A3	1,369,525
130,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.250	11/01/31	A3	141,041
120,000		Pennsylvania Economic Development Financing Authority,
		AMT, Amtrak	6.375	11/01/41	A3	130,703
235,000		Pennsylvania Economic Development Financing Authority,
		Fayetle Thermal	5.250	12/01/16	NR	245,991
600,000		Philadelphia Water & Wastewater Rev	5.000	07/01/15	Aaa	655,428
810,000		Pittsburgh GO	5.000	09/01/13	Aaa	870,070
1,350,000	a	Pittsburgh Water & Wastewater, ETM	6.000	09/01/16	Aaa	1,573,493
		TOTAL PENNSYLVANIA				11,776,766

PUERTO RICO - 7.01%
2,645,000		Puerto Rico Commonwealth GO	5.000	07/01/12	Baa3	2,794,628
1,200,000		Puerto Rico Commonwealth GO	5.250	07/01/12	Baa3	1,283,184
520,000		Puerto Rico Commonwealth GO	5.000	07/01/13	Baa3	552,640
1,000,000		Puerto Rico Commonwealth GO	5.250	07/01/16	Baa3	1,094,900
1,270,000		Puerto Rico Commonwealth GO, Mandatory Put 07/01/12	5.000	07/01/30	Baa3	1,323,911
1,000,000		Puerto Rico Government Development Bank	5.000	12/01/16	Baa3	1,074,110
2,400,000		Puerto Rico Highway & Transportation Authority, Series
		2005A	5.000	07/01/14	Baa3	2,563,224
1,000,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,089,040
1,800,000		Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	1,939,788
		TOTAL PUERTO RICO				13,715,425

RHODE ISLAND - 0.54%
950,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	Aaa	1,049,000
		TOTAL RHODE ISLAND				1,049,000

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
SOUTH CAROLINA - 0.97%
$ 1,200,000		Georgetown County School District GO	5.000%	03/01/17	Aaa	$1,285,680
585,000		Greenville County, COP, Greenville Technical College	5.000	04/01/17	Aaa	609,558
		TOTAL SOUTH CAROLINA				1,895,238

TENNESSEE - 2.16%
890,000		Memphis-Shelby County Airport Authority, Federal Express
		Project	5.000	09/01/09	Baa2	917,875
535,000		Shelby County Health Educational & Housing Facilities Board,
		ETM	5.500	08/15/19	Aaa	604,117
2,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	2,700,650
		TOTAL TENNESSEE				4,222,642

TEXAS - 8.36%
3,495,000		Brazos River Authority, Houston Industries Project, Series
		1998-D	4.900	10/01/15	Aaa	3,779,947
440,000		Brazos River Authority, Houston Industries Project, Series
		1998-A	5.125	05/01/19	Aaa	456,834
1,390,000		Corpus Christi, Utility System Rev, Series 2005-A	5.000	07/15/15	Aaa	1,513,460
500,000		Cypress-Fairbanks Independent School District	5.000	02/15/16	Aaa	544,415
2,575,000		Dallas, Water & Sewer System rev	5.375	10/01/13	Aaa	2,835,229
1,000,000		Guadalupe-Blanco River Authority, Western Canyon Water	5.250	04/15/19	Aaa	1,076,560
1,035,000		Harris County Flood Control District GO	5.000	10/01/14	Aa1	1,120,646
345,000		Houston Air System, ETM	5.800	07/01/10	Aaa	359,438
1,425,000		Houston Utility System Rev	5.000	11/15/14	Aaa	1,545,455
1,550,000		Lower Colorado River Authority	5.000	05/15/17	Aaa	1,652,207
520,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Aaa	615,306
765,000		Texas Public Building Authority, ETM	7.125	08/01/11	Aaa	846,855
		TOTAL TEXAS				16,346,352

VIRGINIA - 0.88%
1,700,000		Hopewell GO	5.000	07/15/09	A2	1,728,849
		TOTAL VIRGINIA				1,728,849

WASHINGTON - 3.78%
125,000		Cowlitz County Public Utility District No 1	5.000	09/01/11	Aaa	132,574
75,000		Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Aaa	79,822
2,190,000		Kings County School District No 401	5.125	12/01/20	Aaa	2,330,204
1,050,000		Port of Seattle	5.000	03/01/15	Aaa	1,141,508
2,925,000		Port of Seattle	5.500	09/01/17	Aaa	3,334,676
350,000		Washington Public Power Supply System Project #1, Series
		98-A	5.000	07/01/13	Aaa	364,577
		TOTAL WASHINGTON				7,383,361

WISCONSIN - 1.98%
3,500,000		Wisconsin GO	5.250	05/01/15	Aaa	3,879,120
		TOTAL WISCONSIN				3,879,120

		TOTAL LONG-TERM MUNICIPAL BONDS
		(Cost $191,091,627)				193,703,241

SHORT -TERM MUNICIPAL BONDS - 0.77%
NEW YORK - 0.77%
1,300,000	*	City of New York NY, Series 1993-B2	3.650	08/15/20	Aa2	1,300,000
200,000	*	New York City Municipal Water Finance Authority, Series
		2003-F2	3.760	06/15/35	Aa2	200,000

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

		VALUE
	TOTAL NEW YORK	$1,500,000

	TOTAL SHORT-TERM MUNICIPAL BONDS
	(Cost $1,500,000)	1,500,000

	TOTAL PORTFOLIO - 99.82%
	(Cost $192,591,627)	195,203,241
	OTHER ASSETS AND LIABILITIES, NET - 0.18%	360,003

	NET ASSETS - 100.00%	$195,563,244

*	Variable Rate Demand Note (VRDN)
+	As provided by Moody's Investors Service.
a	The Fund has been escrowed to maturity or to call in U.S. Government
	Securities.
h	These securities were purchased on a delayed delivery basis.

	ABBREVIATION:
	AMT - Alternative Minimum Tax
	COP - Certificate of Participation
	ETM - Escrowed to Maturity
	GO - General Obligation
	NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

BONDS - 98.48%

CORPORATE BONDS - 45.13%

AMUSEMENT AND RECREATION SERVICES - 0.05%
$ 250,000		Harrah's Operating Co, Inc	6.500%	06/01/16	Baa3	$247,479
		TOTAL AMUSEMENT AND RECREATION SERVICES				247,479

ASSET BACKED - 10.71%
206,633	g,i	AQ Finance NIM Trust Series 2004-RN2	5.530	04/25/09	Aaa	206,595
83,995	g,i,v	AQ Finance NIM Trust Series 2004-RN3	5.510	05/25/09	Aaa	83,996
2,540,105		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,531,253
505,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	506,483
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	971,606
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	995,334
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)
622,656	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	585,680
460,892	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	461,110
307,502	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.550	02/15/29	Aaa	307,792
266,026		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	267,548
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A3	5.590	03/01/30	Aaa	2,004,426
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV
		A4	5.810	03/01/36	Aaa	2,008,338
1,367,335	g,i	Golden Securities Corp Series 2003-A (Class A1)	5.630	12/02/13	Aaa	1,363,151
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	505,496
2,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class
		A2)	5.470	03/25/36	Aaa	2,001,106
962,096	g	Long Beach Asset Holdings Corp Series 2006-4 (Class
		N1)	5.877	06/25/46	NR	959,677
1,691,268	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class
		N1)	6.072	09/25/46	NR	1,691,260
1,689,855	g	Marriott Vacation Club Owner Trust Series 2006-1A
		(Class A)	5.737	04/20/28	Aaa	1,713,178
1,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.450	01/25/36	Aaa	1,000,571
250,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.950	10/15/42	NR	257,412
1,200,000	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	1,199,873

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 1,000,000		Peco Energy Transition Trust Series 1999-A (Class
		A7)	6.130%	03/01/09	Aaa	$1,011,544
450,610		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	453,343
500,000	i,v	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	501,719
5,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-
		RS11 (Class M1)	5.950	11/25/34	Aa1	5,032,470
662,230		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	662,815
6,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-H12 (Class A3)	5.790	02/25/36	Aaa	6,042,072
500,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M1)	6.010	02/25/36	Aa1	503,262
1,500,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HI1 (Class M2)	6.060	02/25/36	Aa2	1,509,037
1,000,000		Residential Funding Mortgage Securities II, Inc Series
		2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,011,215
3,528,000	v	Residential Funding Mortgage Securities II, Inc Series
		2006-HI4 (Class A3)	5.440	09/25/36	Aaa	3,526,898
3,000,000	i	Residential Funding Mortgage Securities II, Inc Series
		2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	3,003,879
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class
		AF6)	5.620	11/25/30	Aaa	498,154
3,403,984	g,v	Sierra Receivables Funding Co Series 2006-1A (Class
		A1)	5.840	05/20/18	Aaa	3,447,494
584,577	g,i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.690	05/25/35	NR	584,912
		TOTAL ASSET BACKED				50,399,475

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
500,000		Home Depot, Inc	5.400	03/01/16	Aa3	496,281
250,000		Lowe's Cos, Inc	8.250	06/01/10	A1	274,911
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				771,192

CHEMICALS AND ALLIED PRODUCTS - 0.63%
500,000		Abbott Laboratories	5.600	05/15/11	A1	509,014
500,000		Chemtura Corp	6.875	06/01/16	Ba1	493,125
250,000		Genentech, Inc	5.250	07/15/35	A1	233,755
500,000		Lubrizol Corp	4.625	10/01/09	Baa3	485,837
500,000		Lubrizol Corp	5.500	10/01/14	Baa3	486,412
750,000		Procter & Gamble Co	4.950	08/15/14	Aa3	736,470
		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,944,613

COMMUNICATIONS - 2.66%
250,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	238,745
500,000		AT&T, Inc	5.100	09/15/14	A2	481,889
250,000		AT&T, Inc	6.150	09/15/34	A2	242,791
750,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	855,261
500,000		Comcast Corp	6.500	01/15/17	Baa2	521,597
250,000		Comcast Corp	5.650	06/15/35	Baa2	226,632
500,000		Comcast Corp	6.500	11/15/35	Baa2	502,435

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 500,000		COX Communications, Inc	5.450%	12/15/14	Baa3	$482,599
250,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	305,926
250,000	i	France Telecom S.A.	7.750	03/01/11	A3	273,977
250,000		Gray Television, Inc	9.250	12/15/11	B1	261,563
250,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	273,753
250,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	320,500
500,000		Rogers Cable, Inc	6.750	03/15/15	Ba2	505,000
500,000		Rogers Wireless, Inc	7.500	03/15/15	Ba2	533,750
1,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,959,701
250,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	237,140
500,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	468,416
250,000		Verizon Global Funding Corp	7.375	09/01/12	A3	273,760
250,000		Verizon Global Funding Corp	5.850	09/15/35	A3	235,036
2,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,017,277
250,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	233,065
500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	499,822
250,000	g	Viacom, Inc	5.750	04/30/11	Baa3	249,536
300,000	g	Viacom, Inc	6.875	04/30/36	Baa3	296,719
		TOTAL COMMUNICATIONS				12,496,890

DEPOSITORY INSTITUTIONS - 2.78%
250,000		Bank of America Corp	6.250	04/15/12	Aa2	262,058
500,000		Bank of America Corp	4.875	01/15/13	Aa2	489,202
250,000		Bank of America Corp	5.750	08/15/16	Aa3	254,473
250,000		Bank One Corp	5.900	11/15/11	A1	256,804
250,000		Bank One Corp	5.250	01/30/13	A1	248,368
1,000,000		Bank One NA	5.500	03/26/07	Aa2	1,000,408
250,000		Branch Banking & Trust Co	5.625	09/15/16	Aa3	253,096
250,000		Capital One Bank	5.125	02/15/14	A3	243,456
500,000		Citigroup, Inc	5.100	09/29/11	Aa1	498,801
500,000		Citigroup, Inc	5.125	05/05/14	Aa1	493,899
500,000		Citigroup, Inc	5.850	12/11/34	Aa1	505,353
250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	242,742
250,000		Greenpoint Financial Corp	3.200	06/06/08	A2	241,458
500,000		JPMorgan Chase & Co	7.875	06/15/10	A1	543,706
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	241,813
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	247,396
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	536,657
1,000,000		Mellon Funding Corp	6.400	05/14/11	A2	1,048,855
250,000		Popular North America, Inc	5.650	04/15/09	A3	251,119
250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	241,309
500,000		Regions Financial Corp	6.375	05/15/12	A2	525,430
500,000		US Bank NA	5.700	12/15/08	Aa2	505,208
750,000		Wachovia Bank NA	4.800	11/01/14	Aa3	718,833
250,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	250,679
750,000		Wachovia Corp	5.250	08/01/14	A1	740,876
1,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,005,739
500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	524,223
750,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	718,410
		TOTAL DEPOSITORY INSTITUTIONS				13,090,371

ELECTRIC, GAS, AND SANITARY SERVICES - 2.18%
500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	480,645

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 250,000		Carolina Power & Light Co	5.700%	04/01/35	A3	$242,604
500,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	556,050
250,000		Consolidated Edison Co of New York	5.500	09/15/16	A1	250,923
750,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	777,800
250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	239,600
500,000		Consumers Energy Co	4.400	08/15/09	Baa2	486,648
1,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,042,057
500,000		Florida Power & Light Co	4.850	02/01/13	Aa3	489,792
500,000		Florida Power Corp	4.500	06/01/10	A2	485,258
250,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	253,462
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	246,891
500,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	508,014
250,000	g	Nevada Power Co	6.650	04/01/36	Ba1	258,375
250,000		Northern States Power Co	6.250	06/01/36	A2	265,372
500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	457,003
1,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	957,338
250,000		Public Service Co of Colorado	5.500	04/01/14	A3	251,348
200,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	203,892
250,000		Southern California Edison Co	5.350	07/15/35	A2	233,265
500,000		Texas Eastern Transmission Lp	5.250	07/15/07	Baa1	498,110
250,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	238,904
250,000		Waste Management, Inc	7.750	05/15/32	Baa3	298,961
500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	512,966
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				10,235,278

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.43%
1,000,000		Cisco Systems, Inc	5.250	02/22/11	A1	1,004,805
250,000		Cisco Systems, Inc	5.500	02/22/16	A1	251,595
500,000		Cooper Industries, Inc	5.250	07/01/07	A3	497,773
250,000		International Business Machines Corp	6.220	08/01/27	A1	265,334
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,019,507

FABRICATED METAL PRODUCTS - 0.10%
250,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	245,087
250,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	236,134
		TOTAL FABRICATED METAL PRODUCTS				481,221

FOOD AND KINDRED PRODUCTS - 0.60%
250,000		Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	243,792
250,000		Bottling Group LLC	4.625	11/15/12	Aa3	241,875
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	248,541
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	233,459
500,000		Cia Brasileira de Bebidas	8.750	09/15/13	Baa3	579,265
500,000		Coors Brewing Co	6.375	05/15/12	Baa2	519,856
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	540,233
250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	237,642
		TOTAL FOOD AND KINDRED PRODUCTS				2,844,663

FOOD STORES - 0.21%
500,000	d	Kroger Co	6.800	04/01/11	Baa2	522,872
500,000		Safeway, Inc	4.125	11/01/08	Baa2	487,026
		TOTAL FOOD STORES				1,009,898

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
FURNITURE AND FIXTURES - 0.11%
$ 500,000		Masco Corp	4.625%	08/15/07	Baa1	$495,107
		TOTAL FURNITURE AND FIXTURES				495,107

GENERAL BUILDING CONTRACTORS - 0.46%
700,000		Centex Corp	5.250	06/15/15	Baa2	653,406
500,000		Centex Corp	6.500	05/01/16	Baa2	505,233
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	549,365
450,000		DR Horton, Inc	6.500	04/15/16	Baa3	441,188
		TOTAL GENERAL BUILDING CONTRACTORS				2,149,192

GENERAL MERCHANDISE STORES - 0.48%
1,000,000		Target Corp	5.875	07/15/16	A1	1,035,531
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	483,435
750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	722,337
		TOTAL GENERAL MERCHANDISE STORES				2,241,303

HEALTH SERVICES - 0.11%
500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	495,477
		TOTAL HEALTH SERVICES				495,477

HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
250,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	250,686
250,000		Colonial Properties Trust	6.250	06/15/14	Baa3	255,304
500,000		Simon Property Group Lp	5.600	09/01/11	Baa1	502,847
500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	487,476
250,000		iStar Financial, Inc	5.700	03/01/14	Baa2	248,544
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,744,857

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	246,875
		TOTAL HOTELS AND OTHER LODGING PLACES				246,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.11%
500,000		Caterpillar, Inc	6.050	08/15/36	A2	523,300
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				523,300

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
250,000		Johnson & Johnson	3.800	05/15/13	Aaa	233,097
250,000		Medtronic, Inc	4.750	09/15/15	A1	237,865
250,000		Thermo Electron Corp	5.000	06/01/15	Baa1	235,182
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				706,144

INSURANCE CARRIERS - 0.94%
500,000		Aetna, Inc	6.625	06/15/36	A3	527,777
250,000		Allstate Corp	5.000	08/15/14	A1	243,147
500,000		American International Group, Inc	5.050	10/01/15	Aa2	485,867
250,000	i	ING Groep NV	5.775	12/30/49	A2	246,365
250,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	238,494
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	244,195
500,000		Metlife, Inc	5.000	06/15/15	A2	483,465
250,000		Metlife, Inc	5.700	06/15/35	A2	241,025
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	485,653

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 500,000		UnitedHealth Group, Inc	5.250%	03/15/11	A3	$498,516
500,000		WellPoint, Inc	5.000	01/15/11	Baa1	493,614
250,000		WellPoint, Inc	5.850	01/15/36	Baa1	241,426
		TOTAL INSURANCE CARRIERS				4,429,544

METAL MINING - 0.15%
250,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	238,417
250,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	235,892
250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	247,500
		TOTAL METAL MINING				721,809

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	252,327
500,000		Harsco Corp	5.125	09/15/13	A3	493,844
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				746,171

MISCELLANEOUS RETAIL - 0.04%
200,000		CVS Corp	6.125	08/15/16	Baa2	204,492
		TOTAL MISCELLANEOUS RETAIL				204,492

MOTION PICTURES - 0.80%
250,000		Historic TW, Inc	6.625	05/15/29	Baa2	248,904
1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,176,554
250,000		News America, Inc	7.625	11/30/28	Baa2	275,716
1,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,318,610
500,000		Walt Disney Co	5.500	12/29/06	A3	500,298
250,000		Walt Disney Co	5.700	07/15/11	A3	254,636
		TOTAL MOTION PICTURES				3,774,718

NONDEPOSITORY INSTITUTIONS - 3.19%
500,000	g	American Honda Finance Corp	5.125	12/15/10	A1	498,797
500,000	g,i	BOI Capital Funding No. 2 Lp	5.571	12/30/49	A2	482,293
500,000		Capital One Financial Corp	5.700	09/15/11	Baa1	504,158
500,000		Capital One Financial Corp	5.500	06/01/15	Baa1	490,464
250,000		Capital One Financial Corp	6.150	09/01/16	Baa2	252,911
500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	479,482
750,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	733,770
250,000		CIT Group, Inc	5.125	09/30/14	A2	242,403
250,000		FIA Card Services NA	5.375	01/15/08	Aa1	250,457
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	461,923
500,000		Ford Motor Credit Co	9.875	08/10/11	B1	517,406
2,500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	2,596,799
250,000	g,i	HSBC Capital Funding Lp	4.610	12/30/49	A1	231,752
500,000		HSBC Finance Corp	5.250	01/14/11	Aa3	499,864
1,000,000		HSBC Finance Corp	5.700	06/01/11	Aa3	1,017,710
500,000		HSBC Finance Corp	5.250	04/15/15	Aa3	492,510
1,250,000		HSBC Finance Corp	5.500	01/19/16	Aa3	1,249,746
500,000		International Lease Finance Corp	5.450	03/24/11	A1	502,259
250,000		John Deere Capital Corp	7.000	03/15/12	A3	268,535
250,000		MBNA Corp	6.125	03/01/13	Aa2	260,371
1,000,000		MBNA Corp	5.000	06/15/15	Aa2	970,295
500,000		Residential Capital Corp	6.125	11/21/08	Baa3	501,989
1,000,000		Residential Capital Corp	6.500	04/17/13	Baa3	1,016,888

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 250,000		SLM Corp	4.000%	01/15/10	A2	$240,912
250,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	239,614
		TOTAL NONDEPOSITORY INSTITUTIONS				15,003,308

OIL AND GAS EXTRACTION - 1.22%
250,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa2	252,961
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	281,255
250,000		BJ Services Co	5.750	06/01/11	Baa1	252,267
500,000		Burlington Resources Finance Co	6.400	08/15/11	A2	525,236
250,000		Burlington Resources Finance Co	7.200	08/15/31	A2	295,322
1,000,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	937,500
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	263,912
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	245,709
250,000		Nexen, Inc	5.050	11/20/13	Baa2	242,963
750,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	741,400
250,000		PC Financial Partnership	5.000	11/15/14	Baa2	238,082
250,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	243,688
500,000		Petro-Canada	5.950	05/15/35	Baa2	476,128
500,000		Weatherford International Ltd	6.500	08/01/36	Baa1	510,482
250,000		XTO Energy, Inc	6.100	04/01/36	Baa2	247,571
		TOTAL OIL AND GAS EXTRACTION				5,754,476

OTHER MORTGAGE BACKED SECURITIES - 11.42%
3,000,000	d	Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118	07/11/43	NR	2,989,248
1,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	5.158	11/10/42	NR	990,471
225,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.354	09/10/47	Aaa	222,458
500,000	h,v	Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class A4)	5.460	09/10/16	Aaa	502,524
951,035		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	954,707
258,534		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	258,699
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	2,935,782
700,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.614	12/11/40	NR	706,364
500,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.625	03/11/39	NR	507,078
200,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW12 (Class A4)	5.896	09/11/38	Aaa	206,843
1,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	NR	1,013,756
300,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.634	04/12/38	Aaa	305,204
1,000,000		Citicorp Mortgage Securities, Inc Series 2005-4 (Class
		1A7)	5.500	07/25/35	Aa1	969,209
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class
		A3)	5.706	07/25/36	Aaa	3,013,800
1,700,000	v	Citicorp Mortgage Securities, Inc Series 2006-2 (Class
		A3)	5.563	09/25/36	Aaa	1,700,000

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 1,940,377		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250%	03/25/21	Aaa	$1,915,517
1,468,000		Countrywide Alternative Loan Trust Series 2003-3T1
		(Class A10)	5.500	05/25/33	NR	1,456,180
433,472	i	Countrywide Alternative Loan Trust Series 2004-31T1
		(Class A2)	5.680	09/25/34	NR	434,175
2,000,000		Countrywide Alternative Loan Trust Series 2005-37T1
		(Class A4)	5.500	09/25/35	Aaa	1,969,068
1,400,000		Countrywide Alternative Loan Trust Series 2005-
		42CB (Class A12)	5.500	10/25/35	Aa1	1,346,649
500,000		Countrywide Alternative Loan Trust Series 2005-J8
		(Class 1A5)	5.500	07/25/35	Aaa	488,294
952,173	i	Countrywide Alternative Loan Trust Series 2006-
		12CB (Class A10)	5.680	05/25/36	Aaa	950,556
915,256		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	910,945
650,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	655,073
2,000,000	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.520	05/15/23	Aaa	2,000,644
1,671,244		CS First Boston Mortgage Securities Corp Series 2004-
		8 (Class 7A1)	6.000	12/25/34	NR	1,675,070
1,000,000		Ge Capital Commercial Mortgage Corp Series 2003-
		C2 (Class A4)	5.145	07/10/37	Aaa	993,745
1,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	999,597
700,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2)	4.553	07/15/30	Aaa	687,507
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	NR	975,923
251,499		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	248,929
697,062		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.500	11/25/33	Aaa	682,215
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	NR	995,915
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1
		(Class AJ)	4.922	10/12/41	NR	968,157
425,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class
		A4)	5.291	01/12/44	Aaa	422,914
200,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class
		A4)	5.844	05/12/39	NR	205,708
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.619	02/12/39	NR	253,206
1,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	990,840
550,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	557,322
690,000		Residential Accredit Loans, Inc Series 2005-QS6
		(Class A7)	5.750	05/25/35	Aa1	678,281
689,000		Residential Accredit Loans, Inc Series 2005-QS7
		(Class A6)	5.500	06/25/35	Aa1	668,288

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 1,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118%	07/15/42	Aaa	$982,562
1,353,900		Wamu Alternative Mortgage Pass-Through Certificates
		Series 2006-2 (Class 2CB)	6.500	03/25/36	Aaa	1,370,402
4,898,262		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	4,739,534
2,919,766		Wells Fargo Mortgage Backed Securities Trust Series
		2004-7 (Class 1A1)	4.500	07/25/19	NR	2,792,027
2,363,727		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,341,703
126,715		Wells Fargo Mortgage Backed Securities Trust Series
		2005-5 (Class 1A1)	5.000	05/25/20	Aaa	123,627
		TOTAL OTHER MORTGAGE BACKED SECURITIES				53,756,716

PAPER AND ALLIED PRODUCTS - 0.53%
500,000		Bemis Co	4.875	04/01/12	Baa1	485,535
2,000,000		Kimberly-Clark Corp	7.100	08/01/07	Aa2	2,030,428
		TOTAL PAPER AND ALLIED PRODUCTS				2,515,963

PETROLEUM AND COAL PRODUCTS - 0.22%
1,000,000		Conoco Funding Co	6.350	10/15/11	A1	1,051,507
		TOTAL PETROLEUM AND COAL PRODUCTS				1,051,507

PIPELINES, EXCEPT NATURAL GAS - 0.57%
250,000		Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	242,053
250,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	246,382
500,000		Enterprise Products Operating Lp	4.950	06/01/10	Baa3	489,404
250,000		Enterprise Products Operating Lp	5.600	10/15/14	Baa3	244,753
500,000		Plains All American Pipeline Lp	4.750	08/15/09	Baa3	489,612
500,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	495,066
250,000		TransCanada Corp	5.850	03/15/36	A2	248,880
250,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	231,022
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,687,172

PRIMARY METAL INDUSTRIES - 0.20%
500,000		Alcan, Inc	5.000	06/01/15	Baa1	477,219
250,000		Alcan, Inc	5.750	06/01/35	Baa1	235,877
225,000		Alcoa, Inc	6.000	01/15/12	A2	230,962
		TOTAL PRIMARY METAL INDUSTRIES				944,058

RAILROAD TRANSPORTATION - 0.42%
250,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	264,750
250,000		CSX Corp	6.000	10/01/36	Baa2	254,123
500,000		Canadian National Railway Co	4.400	03/15/13	A3	474,566
250,000		Canadian National Railway Co	6.200	06/01/36	A3	266,945
174,000		Norfolk Southern Corp	7.350	05/15/07	Baa1	175,907
500,000		Union Pacific Corp	6.500	04/15/12	Baa2	526,220
		TOTAL RAILROAD TRANSPORTATION				1,962,511

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	249,640
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				249,640

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
SECURITY AND COMMODITY BROKERS - 1.63%
$ 250,000		Bear Stearns Cos, Inc	5.700%	11/15/14	A1	$253,523
500,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	504,534
500,000		Franklin Resources, Inc	3.700	04/15/08	A2	488,894
250,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	243,701
500,000		Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	528,057
250,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	249,149
450,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	460,071
750,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	793,706
750,000		Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	746,620
250,000		Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	254,969
250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	243,375
250,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	255,109
1,250,000		Morgan Stanley	3.625	04/01/08	Aa3	1,221,594
1,250,000		Morgan Stanley	4.750	04/01/14	A1	1,189,947
250,000		Morgan Stanley	6.250	08/09/26	Aa3	258,294
		TOTAL SECURITY AND COMMODITY BROKERS				7,691,543

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
250,000		CRH America, Inc	6.400	10/15/33	Baa1	246,141
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				246,141

TOBACCO PRODUCTS - 0.05%
250,000		Reynolds American, Inc	6.500	06/01/07	Ba3	250,659
		TOTAL TOBACCO PRODUCTS				250,659

TRANSPORTATION BY AIR - 0.11%
500,000		FedEx Corp	5.500	08/15/09	Baa2	502,224
		TOTAL TRANSPORTATION BY AIR				502,224

TRANSPORTATION EQUIPMENT - 0.93%
450,000		Boeing Capital Corp	5.800	01/15/13	A2	463,518
250,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	250,670
250,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	249,300
250,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	256,242
250,000		General Dynamics Corp	3.000	05/15/08	A2	241,353
500,000	g	Lockheed Martin Corp	6.150	09/01/36	Baa1	526,012
250,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	311,941
500,000		United Technologies Corp	4.875	11/01/06	A2	499,578
1,000,000		United Technologies Corp	6.350	03/01/11	A2	1,041,809
500,000		United Technologies Corp	6.050	06/01/36	A2	532,932
		TOTAL TRANSPORTATION EQUIPMENT				4,373,355

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
500,000		Sysco Corp	5.375	09/21/35	A1	472,889
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				472,889

		TOTAL CORPORATE BONDS				212,481,738
		(Cost $212,339,052)

GOVERNMENT BONDS - 53.35%

AGENCY SECURITIES - 12.91%
2,919,041		Cal Dive International, Inc	4.930	02/01/27	NR	2,821,866

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 3,000,000		Federal Farm Credit Bank (FFCB)	5.375%	07/18/11	Aaa	$3,061,735
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.260	07/19/07	Aaa	496,300
3,000,000		FHLMC	4.375	11/16/07	Aaa	2,975,226
2,000,000		FHLMC	3.000	05/13/08	Aaa	1,936,672
2,000,000		FHLMC	3.500	05/21/08	Aaa	1,953,448
1,500,000		FHLMC	5.000	09/16/08	Aaa	1,501,702
2,990,000		FHLMC	5.875	03/21/11	Aa2	3,087,783
3,000,000		FHLMC	6.250	03/05/12	Aa2	3,011,095
1,000,000		FHLMC	5.750	06/27/16	Aa2	1,041,591
3,500,000		Federal National Mortgage Association (FNMA)	5.250	12/03/07	Aaa	3,505,423
1,000,000		FNMA	5.000	09/15/08	Aaa	1,001,181
1,000,000		FNMA	5.210	03/16/09	Aaa	997,996
3,650,000	d	FNMA	7.125	06/15/10	Aaa	3,922,259
5,000,000		FNMA	5.800	06/07/11	Aaa	5,013,664
2,500,000		FNMA	4.125	01/30/12	Aaa	2,395,273
6,000,000		FNMA	5.250	08/01/12	Aa2	6,042,064
500,000		FNMA	2.000	08/17/12	Aaa	423,627
100,000		FNMA	5.250	09/15/16	Aaa	101,947
5,000,000	h	FNMA	5.000	10/25/36	NR	4,804,690
1,000,000		FNMA	6.210	08/06/38	Aaa	1,165,074
8,514,000		Housing Urban Development	4.790	08/01/11	NR	8,454,376
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,066,116
		TOTAL AGENCY SECURITIES				60,781,108

FOREIGN GOVERNMENT BONDS - 3.41%
500,000		African Development Bank	3.250	08/01/08	Aaa	485,280
500,000		Brazilian Government International Bond	10.500	07/14/14	Ba2	628,250
250,000		Chile Government International Bond	5.500	01/15/13	A2	251,935
500,000		China Development Bank	5.000	10/15/15	A2	484,750
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	234,188
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	484,051
1,000,000		Eksportfinans A/S	5.500	05/25/16	Aaa	1,030,763
225,000		European Investment Bank	5.250	06/15/11	NR	228,440
250,000		European Investment Bank	4.875	02/15/36	Aaa	239,199
500,000		Federal Republic of Germany	3.875	06/01/10	NR	485,948
500,000		Inter-American Development Bank	5.125	09/13/16	Aaa	506,734
400,000		International Finance Corp	5.125	05/02/11	Aaa	404,539
250,000		Italy Government International Bond	5.250	09/20/16	NR	252,478
1,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,166,143
250,000		Korea Development Bank	5.750	09/10/13	A3	255,928
250,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	252,383
400,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	405,605
148,000	d	Mexico Government International Bond	6.375	01/16/13	Baa1	155,415
879,000		Mexico Government International Bond	5.875	01/15/14	Baa1	898,391
500,000		Mexico Government International Bond	5.625	01/15/17	Baa1	495,475
500,000		Mexico Government International Bond	6.750	09/27/34	Baa1	531,330
500,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	493,017
2,500,000		Province of Ontario	2.650	12/15/06	Aa2	2,487,460
500,000		Province of Ontario	4.750	01/19/16	Aa2	488,521
1,000,000		Province of Quebec Canada	5.000	03/01/16	Aa3	989,492
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	578,712
450,000		Republic of Colombia	7.375	09/18/37	Ba2	455,625

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE
$ 250,000		Turkey Government International Bond	7.375%	02/05/25	Ba3	$246,875
500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	453,750
		TOTAL FOREIGN GOVERNMENT BONDS				16,070,677

MORTGAGE BACKED SECURITIES - 30.29%
1,884,353		Fannie Mae Benchmark REMIC	6.000	06/25/16		1,896,125
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/15/29		1,970,470
73,240		FHLMC	6.000	04/15/30		73,115
543,560		FHLMC	6.000	12/15/30		547,510
3,000,000		FHLMC	5.000	06/15/31		2,928,039
1,500,000		FHLMC	5.500	05/15/33		1,479,230
936,353		FHLMC	4.500	09/15/35		898,393
67,865		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		68,926
166,519		FGLMC	6.500	12/01/16		170,053
1,479,272		FGLMC	5.500	01/01/19		1,481,632
112,410		FGLMC	7.000	10/01/20		116,230
351,581	d	FGLMC	6.500	01/01/29		360,373
33,045		FGLMC	8.000	01/01/31		34,743
4,564,767		FGLMC	5.500	12/01/33		4,517,522
2,555,303		FGLMC	5.000	01/01/34		2,465,871
1,106,814		FGLMC	4.500	10/01/34		1,038,191
868,874		FGLMC	5.500	12/01/34		858,567
1,989,850		FGLMC	5.500	03/01/35		1,963,332
2,872,900		FGLMC	6.000	05/01/35		2,888,684
1,281,243		FGLMC	5.500	06/01/35		1,264,168
2,965,484		FGLMC	5.500	06/01/35		2,925,963
463,434		FGLMC	5.000	10/01/35		445,959
935,369		FGLMC	5.000	11/01/35		900,098
1,473,986		FGLMC	7.000	01/01/36		1,514,634
862,921		Federal National Mortgage Association (FNMA)	6.366	12/01/08		864,901
87,873		FNMA	5.000	06/01/13		87,417
3,317,710		FNMA	4.777	02/01/14		3,247,661
2,923,860		FNMA	4.640	11/01/14		2,828,619
471,183		FNMA	4.551	01/01/15		454,444
353,832	d	FNMA	6.500	10/01/16		361,737
145,395		FNMA	6.500	11/01/16		148,644
268,794		FNMA	6.500	02/01/18		274,836
515,404		FNMA	5.500	04/01/18		516,297
195,343		FNMA	5.500	05/01/18		195,682
255,341	d	FNMA	6.000	01/01/19		259,549
1,000,000		FNMA	4.000	02/25/19		904,344
1,682,528		FNMA	4.500	04/01/19		1,625,636
10,000,000	h	FNMA	6.000	10/25/21		10,150,000
65,002		FNMA	8.000	03/01/23		68,628
901,861		FNMA	5.500	02/01/24		897,537
2,098,619		FNMA	5.500	07/01/24		2,086,689
4,632,088		FNMA	5.000	10/01/25		4,496,670
31,921		FNMA	9.000	11/01/25		34,661
29,702		FNMA	7.500	01/01/29		30,852
580,114	d	FNMA	7.000	07/01/32		597,072
219,246		FNMA	5.000	02/01/33		211,417
1,000,000		FNMA	4.500	03/25/33		963,755
1,476,558		FNMA	5.500	06/01/33		1,458,809

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 1,475,836		FNMA	4.500%	08/01/33	$1,383,853
1,040,654		FNMA	5.000	08/01/33	1,003,490
1,500,000		FNMA	5.500	08/25/33	1,486,773
1,541,343		FNMA	4.500	10/01/33	1,445,278
690,607		FNMA	5.000	10/01/33	665,945
693,779		FNMA	5.000	10/01/33	669,003
1,405,285		FNMA	5.000	11/01/33	1,355,100
1,401,174		FNMA	5.000	11/01/33	1,351,136
1,346,398		FNMA	5.000	11/01/33	1,298,316
1,111,728		FNMA	5.500	12/01/33	1,098,364
604,387		FNMA	5.500	12/01/33	597,122
568,217		FNMA	5.500	12/01/33	561,387
702,961		FNMA	5.500	01/01/34	694,511
338,417		FNMA	5.000	03/01/34	326,332
1,374,952		FNMA	5.000	03/01/34	1,325,850
276,647		FNMA	5.000	03/01/34	266,768
339,506		FNMA	5.000	03/01/34	327,382
2,185,483		FNMA	5.000	04/01/34	2,104,356
600,000		FNMA	5.500	10/25/34	587,905
887,813		FNMA	5.500	01/01/35	876,358
2,683,062		FNMA	5.000	02/25/35	2,639,498
5,082,952		FNMA	5.500	05/01/35	5,010,210
4,210,239		FNMA	5.500	05/01/35	4,149,987
3,397,510		FNMA	6.000	05/01/35	3,414,043
180,367		FNMA	7.500	06/01/35	186,391
776,600		FNMA	6.000	07/01/35	780,380
5,886,561	d	FNMA	6.000	08/01/35	5,915,206
289,325		FNMA	5.000	10/01/35	278,192
1,279,795		FNMA	5.500	12/01/35	1,261,480
1,933,288		FNMA	6.000	03/01/36	1,942,204
187,262		FNMA	6.000	03/01/36	187,310
986,416		FNMA	5.500	04/01/36	966,811
3,854,845		FNMA	5.000	05/01/36	3,687,882
983,102		FNMA	6.500	07/01/36	1,001,154
1,000,000	h	FNMA	5.500	10/25/36	985,000
5,000,000	h	FNMA	6.000	10/25/36	5,021,875
13,000,000	h	FNMA	6.500	10/25/36	13,235,625
62,215		Government National Mortgage Association (GNMA)	6.500	09/15/23	63,856
65,956		GNMA	7.500	11/15/23	68,682
6,525		GNMA	7.500	08/15/28	6,798
95,370		GNMA	6.500	12/15/28	98,107
173,082		GNMA	6.500	03/15/29	178,040
68,884		GNMA	8.500	10/20/30	73,647
22,918		GNMA	7.000	06/20/31	23,585
2,750,921		GNMA	5.000	09/15/33	2,677,920
559,320		GNMA	5.500	11/20/33	554,388
2,384,782		GNMA	5.500	02/20/35	2,361,662
814,660		GNMA	5.500	03/20/35	806,762
		TOTAL MORTGAGE BACKED SECURITIES			142,575,609

U.S. TREASURY SECURITIES - 6.74%
19,709,000	d	United States Treasury Bond	8.000	11/15/21	26,374,781

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 1,645,000		United States Treasury Bond	5.375%	02/15/31	$1,777,784
20,000		United States Treasury Bond	4.500	02/15/36	19,175
1,926,462	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07	1,910,164
930,548	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09	957,450
705,000		United States Treasury Note	4.625	08/31/11	705,895
		TOTAL U.S. TREASURY SECURITIES			31,745,249

		TOTAL GOVERNMENT BONDS			251,172,643
		(Cost $252,939,551)

		TOTAL BONDS			463,654,381
		(Cost $465,278,603)

SHARES

PREFERRED STOCKS - 0.05%
DEPOSITORY INSTITUTIONS - 0.05%
10,000		Bank of America Corp			255,200
		TOTAL DEPOSITORY INSTITUTIONS			255,200
		TOTAL PREFERRED STOCKS			255,200
		(Cost $250,000)

TIAA-CREF MUTUAL FUNDS - 0.79%
408,150		TIAA-CREF High-Yield Bond Fund			3,706,006
		TOTAL TIAA-CREF MUTUAL FUNDS			3,706,006
		(Cost $3,825,370)
PRINCIPAL

SHORT-TERM INVESTMENTS - 7.11%
COMMERCIAL PAPER - 2.92%
$ 3,755,000	c	Greyhawk Funding LLC	5.250	10/04/06	3,753,879
5,000,000	c,d	Park Avenue Receivables Corp	5.260	10/05/06	4,997,754
5,000,000		Societe Generale North America, Inc	5.240	10/02/06	5,000,000
		TOTAL COMMERCIAL PAPER			13,751,633

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.19%
7,050,000		Federal Home Loan Bank (FHLB)	4.750	10/02/06	7,050,000
12,665,000		Federal Home Loan Bank (FHLB)	5.115	10/11/06	12,648,979
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			19,698,979
		SHORT-TERM INVESTMENTS			33,450,612
		(Cost $ 33,445,823)

		TOTAL PORTFOLIO - 106.43%
		(Cost $ 502,799,796)			501,066,199
		OTHER ASSETS & LIABILITIES, NET - (6.43)%			(30,281,673)

		NET ASSETS - 100.00%			$470,784,526

	+	As provided by Moody's Investors Service.
	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed
		delivery basis.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2006, the value of these securities amounted to $18,005,686 or 3.82% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at September 30, 2006.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (Unaudited)
September 30, 2006

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.40%

BANK NOTES - 1.75%
$ 5,000,000		Deutche Bank	5.440%	10/11/06	$5,000,014
2,905,000		Dexia Bank	5.425	10/27/06	2,905,021
4,000,000		Royal Bank of Canada	5.400	11/01/06	4,000,068
		TOTAL BANK NOTES			11,905,103

CERTIFICATES OF DEPOSIT - 4.10%
7,000,000		American Express Bank	5.565	01/08/07	7,000,375
2,000,000		American Express Centurion Bank	5.270	10/12/06	2,000,006
4,000,000		Harris Trust and Savings Bank	5.280	10/18/06	4,000,000
6,900,000		Wells Fargo	5.270	10/02/06	6,900,000
8,000,000		Wells Fargo	5.270	11/07/06	8,000,000
		TOTAL CERTIFICATES OF DEPOSIT			27,900,381

COMMERCIAL PAPER - 89.84%
8,000,000		American Honda Finance Corp	5.250	10/03/06	7,997,667
2,800,000		American Honda Finance Corp	5.240	10/05/06	2,798,370
5,000,000		American Honda Finance Corp	5.250	10/27/06	4,981,042
6,132,000		American Honda Finance Corp	5.230	11/06/06	6,099,908
3,000,000		American Honda Finance Corp	5.230	11/09/06	2,983,002
560,000	c	Atlantis One Funding Corp	5.260	02/21/07	548,299
1,600,000		Bank of America	5.250	11/20/06	1,588,553
8,128,000		Bank of America	5.245	12/01/06	8,055,760
2,200,000		Bank of America	5.270	12/06/06	2,179,013
5,000,000		Bank of Nova Scotia	5.250	12/19/06	4,942,396
1,000,000		Barclays U.S. Funding Corp	5.360	10/20/06	997,171
5,000,000		Barclays U.S. Funding Corp	5.260	10/26/06	4,981,667
4,700,000		Barclays U.S. Funding Corp	5.260	11/21/06	4,664,889
6,000,000		Barclays U.S. Funding Corp	5.260	11/27/06	5,950,030
1,900,000		Barclays U.S. Funding Corp	5.250	12/07/06	1,881,435
11,100,000	c	Beta Finance, Inc	5.370	10/06/06	11,091,721
1,915,000	c	Beta Finance, Inc	5.270	10/16/06	1,910,795
2,000,000	c	Beta Finance, Inc	5.250	01/16/07	1,968,792
3,000,000		Calyon	5.230	11/13/06	2,981,259
2,060,000		Canadian Imperial Holding, Inc	5.225	11/28/06	2,042,659
7,000,000		Canadian Imperial Holding, Inc	5.211	12/26/06	6,912,860
9,200,000		CC (USA), Inc	5.370	10/10/06	9,187,649
2,000,000		CC (USA), Inc	5.370	10/25/06	1,992,840
1,900,000		CC (USA), Inc	5.265	10/30/06	1,891,942
2,000,000	c	CC (USA), Inc	5.260	11/29/06	1,983,009
5,000,000	c	CC (USA), Inc	5.230	03/09/07	4,884,504
2,925,000	c	Ciesco Lp	5.280	10/12/06	2,920,281
6,000,000	c	Ciesco Lp	5.270	10/17/06	5,985,947
2,000,000	c	Ciesco Lp	5.260	10/18/06	1,995,032
3,000,000	c	Ciesco Lp	5.260	11/07/06	2,983,782

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 5,000,000	c	Ciesco Lp	5.270%	11/17/06	$4,965,969
4,000,000		Citigroup Funding, Inc	5.350	10/02/06	3,999,406
4,900,000		Citigroup Funding, Inc	5.250	10/13/06	4,891,425
1,800,000		Citigroup Funding, Inc	5.250	10/31/06	1,792,125
3,766,000		Citigroup Funding, Inc	5.250	11/13/06	3,742,709
8,725,000		Citigroup Funding, Inc	5.250	11/14/06	8,669,015
1,850,000		Citigroup Funding, Inc	5.310	11/16/06	1,837,448
955,000	c	Corporate Asset Funding Corp, Inc	5.260	11/06/06	949,977
2,200,000	c	Corporate Asset Funding Corp, Inc	5.320	11/07/06	2,187,971
5,000,000	c	Corporate Asset Funding Corp, Inc	5.250	11/08/06	4,972,292
1,000,000	c	Danske Corp	5.270	10/30/06	995,755
2,040,000	c	Danske Corp	5.370	11/27/06	2,022,655
3,830,000	c	Danske Corp	5.285	12/18/06	3,786,143
1,800,000	c	Danske Corp	5.270	12/21/06	1,778,737
6,000,000	c	Danske Corp	5.225	12/28/06	5,923,367
2,000,000	c	Dorada Finance, Inc	5.270	10/10/06	1,997,355
5,000,000		Dorada Finance, Inc	5.370	10/12/06	4,991,796
2,480,000	c	Dorada Finance, Inc	5.270	12/04/06	2,456,765
5,000,000	c	Edison Asset Securitization, LLC	5.300	10/17/06	4,988,222
2,000,000	c	Edison Asset Securitization, LLC	5.250	10/30/06	1,991,542
3,893,000	c	Edison Asset Securitization, LLC	5.390	11/01/06	3,874,931
1,400,000	c	Edison Asset Securitization, LLC	5.100	11/14/06	1,391,273
7,000,000	c	Edison Asset Securitization, LLC	5.270	11/21/06	6,947,739
1,182,000	c	Edison Asset Securitization, LLC	5.270	11/28/06	1,171,983
1,272,000	c	Edison Asset Securitization, LLC	5.270	12/11/06	1,258,930
16,918,000	c	Fairway Finance Co, LLC	5.260	10/13/06	16,888,363
1,800,000	c	Fairway Finance Co, LLC	5.260	11/21/06	1,786,587
6,272,000	c	Fairway Finance Co, LLC	5.285	11/22/06	6,224,054
4,700,000		General Electric Capital Corp	5.300	10/12/06	4,692,389
6,000,000		General Electric Capital Corp	5.360	10/13/06	5,989,280
5,000,000		General Electric Capital Corp	5.290	10/18/06	4,987,510
620,000		General Electric Capital Corp	5.250	11/16/06	615,841
2,000,000		Goldman Sachs Group, Inc	4.810	11/02/06	1,991,482
1,600,000	c	Govco, Inc	5.390	10/12/06	1,597,365
11,000,000	c	Govco, Inc	5.390	10/19/06	10,970,433
4,370,000	c	Govco, Inc	5.370	10/25/06	4,354,355
2,190,000	c	Govco, Inc	5.320	11/02/06	2,179,644
990,000	c	Govco, Inc	5.290	11/15/06	983,454
4,250,000	c	Govco, Inc	5.265	12/18/06	4,200,957
400,000	c	Govco, Inc	5.430	12/26/06	394,830
350,000	c	Govco, Inc	5.240	03/16/07	341,590
1,550,000	c	Grampian Funding LLC	5.160	10/02/06	1,549,783
5,000,000	c	Grampian Funding LLC	5.390	10/17/06	4,988,560
2,000,000	c	Grampian Funding LLC	5.240	10/25/06	1,992,927
1,700,000	c	Grampian Funding LLC	5.280	11/07/06	1,690,896
2,000,000	c	Grampian Funding LLC	5.150	11/17/06	1,986,161
5,000,000	c	Greenwich Capital Holdings, Inc	5.340	10/19/06	4,986,650
2,305,000	c	Greenwich Capital Holdings, Inc	5.430	10/23/06	2,297,413
5,000,000		Greenwich Capital Holdings, Inc	5.240	12/01/06	4,956,951
6,000,000		Greenwich Capital Holdings, Inc	5.240	12/14/06	5,935,373
1,930,000	c	Greyhawk Funding LLC	5.270	10/30/06	1,921,807
2,000,000	c	Greyhawk Funding LLC	5.225	01/26/07	1,966,037
6,800,000	c	Harley-Davidson Funding Corp	5.225	10/20/06	6,781,248

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 8,860,000	c	Harrier Finance Funding LLC	5.265%	10/04/06	$8,856,109
2,950,000		Harrier Finance Funding LLC	5.270	10/27/06	2,938,772
7,000,000	c	Harrier Finance Funding LLC	5.280	11/03/06	6,966,691
2,500,000		Harrier Finance Funding LLC	5.270	11/15/06	2,483,531
2,100,000		HBOS Treasury Services plc	5.300	10/26/06	2,092,271
3,000,000		HBOS Treasury Services plc	5.380	10/30/06	2,987,134
1,750,000		HBOS Treasury Services plc	5.270	11/01/06	1,741,998
1,525,000		HBOS Treasury Services plc	5.290	11/06/06	1,516,933
1,500,000		HBOS Treasury Services plc	5.320	11/08/06	1,491,577
3,775,000		HBOS Treasury Services plc	5.265	11/21/06	3,746,816
4,125,000		HBOS Treasury Services plc	5.270	11/29/06	4,089,697
3,250,000		HBOS Treasury Services plc	5.270	12/13/06	3,215,651
2,800,000		HBOS Treasury Services plc	5.230	12/27/06	2,764,610
6,000,000		HSBC Finance Corp	5.370	10/18/06	5,984,785
4,000,000		HSBC Finance Corp	5.250	10/23/06	3,987,167
3,000,000		ING Finance	5.350	10/24/06	2,989,746
4,204,000		ING Finance	5.240	11/29/06	4,169,043
5,029,000	c	Kitty Hawk Funding Corp	5.255	10/25/06	5,011,382
5,000,000	c	Kitty Hawk Funding Corp	5.260	10/26/06	4,981,736
1,967,000	c	Kitty Hawk Funding Corp	5.375	10/27/06	1,959,426
6,940,000	c	Links Finance LLC	5.270	12/07/06	6,871,932
1,555,000	c	Links Finance LLC	5.260	12/18/06	1,537,278
5,000,000	c	Links Finance LLC	5.315	02/08/07	4,904,035
3,640,000		Merrill Lynch & Co, Inc	5.280	10/02/06	3,639,466
2,895,000		Morgan Stanley Dean Witter	5.250	10/20/06	2,886,978
3,065,000		Paccar Financial Corp	5.340	10/06/06	3,062,727
1,815,000		Paccar Financial Corp	5.230	11/09/06	1,804,716
6,695,000		Paccar Financial Corp	5.240	11/15/06	6,651,064
1,150,000		Paccar Financial Corp	5.250	11/29/06	1,140,105
2,000,000		Paccar Financial Corp	5.250	12/01/06	1,982,208
3,214,000		Paccar Financial Corp	5.250	12/12/06	3,180,660
1,548,000		Paccar Financial Corp	5.240	12/13/06	1,531,791
5,000,000	c	Park Avenue Receivables Corp	5.260	10/05/06	4,997,078
15,000,000	c	Preferred Receivables Funding Corp	5.260	10/02/06	14,997,808
5,000,000	c	Private Export Funding Corp	5.245	10/31/06	4,978,146
2,640,000	c	Private Export Funding Corp	5.260	12/19/06	2,609,527
4,885,000	c	Private Export Funding Corp	5.260	01/11/07	4,812,197
6,225,000	c	Private Export Funding Corp	5.260	01/17/07	6,126,769
5,000,000	c	Private Export Funding Corp	5.230	01/18/07	4,920,824
1,500,000	c	Private Export Funding Corp	5.220	01/25/07	1,474,982
1,000,000		Rabobank USA Financial Corp	5.340	10/03/06	999,703
1,855,000		Rabobank USA Financial Corp	5.250	10/11/06	1,852,295
4,000,000	c	Ranger Funding Co LLC	5.250	10/24/06	3,986,583
1,527,000	c	Ranger Funding Co LLC	5.250	10/26/06	1,521,401
1,230,000	c	Ranger Funding Co LLC	5.265	11/01/06	1,224,423
9,217,000	c	Scaldis Capital LLC	5.275	10/16/06	9,196,843
1,000,000	c	Scaldis Capital LLC	5.380	10/27/06	996,114
1,042,000	c	Scaldis Capital LLC	5.420	12/18/06	1,029,763
4,000,000	c	Sedna Finance, Inc	5.285	11/30/06	3,965,146
6,000,000	c	Sedna Finance, Inc	5.270	12/08/06	5,940,273
6,580,000	c	Sheffield Receivables Corp	5.260	10/05/06	6,576,154
3,660,000		Sigma Finance, Inc	5.360	10/11/06	3,654,551
5,000,000		Sigma Finance, Inc	5.330	11/03/06	4,975,571

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE
$ 3,000,000		Sigma Finance, Inc	5.140%	11/30/06	$2,974,300
1,300,000		Societe Generale North America, Inc	5.390	10/11/06	1,298,054
2,645,000		Societe Generale North America, Inc	5.360	10/12/06	2,640,663
1,900,000		Societe Generale North America, Inc	5.220	12/21/06	1,877,385
1,145,000		Societe Generale North America, Inc	5.250	01/08/07	1,128,469
3,200,000		Societe Generale North America, Inc	5.245	01/19/07	3,148,716
4,815,000		Societe Generale North America, Inc	5.240	02/20/07	4,715,479
3,130,000		Swedish Export Credit Corp	5.370	10/03/06	3,129,066
1,365,000		Swedish Export Credit Corp	5.230	11/08/06	1,357,464
3,000,000		Swedish Export Credit Corp	5.240	11/20/06	2,978,525
1,200,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	1,195,840
3,425,000		Toronto-Dominion Holdings USA, Inc	5.230	12/27/06	3,381,711
3,960,000		Toronto-Dominion Holdings USA, Inc	5.195	01/29/07	3,891,426
2,605,000		Toyota Motor Credit Corp	5.245	10/24/06	2,596,271
6,435,000		Toyota Motor Credit Corp	5.275	10/30/06	6,407,656
6,600,000		Toyota Motor Credit Corp	5.260	11/20/06	6,551,783
4,400,000		Toyota Motor Credit Corp	5.260	11/28/06	4,362,712
1,000,000		UBS Finance, (Delaware), Inc	5.380	10/06/06	999,264
5,500,000		UBS Finance, (Delaware), Inc	5.255	10/23/06	5,482,618
1,600,000		UBS Finance, (Delaware), Inc	5.255	10/24/06	1,594,582
4,300,000		UBS Finance, (Delaware), Inc	5.255	10/31/06	4,281,170
1,740,000		UBS Finance, (Delaware), Inc	5.250	11/16/06	1,728,327
1,600,000		UBS Finance, (Delaware), Inc	5.250	12/01/06	1,585,767
1,900,000		UBS Finance, (Delaware), Inc	5.220	01/11/07	1,871,899
2,000,000		UBS Finance, (Delaware), Inc	5.185	02/28/07	1,956,792
2,590,000	c	Variable Funding Capital Corp	5.360	10/02/06	2,589,614
6,965,000	c	Variable Funding Capital Corp	5.270	11/09/06	6,925,236
2,667,000	c	Yorktown Capital, LLC	5.270	10/20/06	2,659,582
4,844,000	c	Yorktown Capital, LLC	5.260	11/02/06	4,821,352
2,457,000	c	Yorktown Capital, LLC	5.090	11/10/06	2,443,104
		TOTAL COMMERCIAL PAPER			610,798,757

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
313,000		Federal Farm Credit Bank (FFCB)	4.800	11/01/06	311,706
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.160	11/14/06	2,981,622
677,000		FHLMC	5.145	01/09/07	667,240
200,000		FHLMC	5.170	01/30/07	196,551
865,000		Federal National Mortgage Association (FNMA)	5.150	11/29/06	857,805
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,014,924

VARIABLE NOTES - 3.97%( i )
5,000,000		International Business Machines Corp	5.364	06/28/07	5,001,676
5,000,000		National City Corp	5.428	06/04/07	5,002,430
3,000,000		Paccar Financial Corp	5.310	12/20/06	2,999,676
5,000,000		Suntrust	5.300	05/01/07	5,000,152
4,000,000		Suntrust	5.181	09/27/07	3,999,787
5,000,000		Toyota Motor Credit Corp	5.270	10/10/06	4,999,997
		TOTAL VARIABLE NOTES			27,003,718

		TOTAL SHORT-TERM INVESTMENTS			682,622,883
		(Cost $682,622,883)

		TOTAL PORTFOLIO - 100.40%			682,622,883
		(Cost $682,622,883)

TIAA-CREF MUTUAL FUNDS - Money Market Fund

		VALUE
	OTHER ASSETS & LIABILITIES, NET - (0.40%)	$(2,686,900)

	NET ASSETS - 100.00%	$679,935,983

c	Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities
	Act of 1933, as amended.
i	Floating rate or variable rate securities reflects the rate at September 30, 2006.

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) Changes in internal controls. There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date: November 29, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 29, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President
(principal executive officer)

Date: November 29, 2006	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer,
(principal financial officer)

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)